UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6114

American Performance Funds

(Exact name of registrant as specified in charter)

BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio	43219
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 765-7085

Date of fiscal year end: 8/31/06

Date of reporting period: 11/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

AMERICAN PERFORMANCE FUNDS
U.S. Treasury Fund
Schedule of Portfolio Investments
(Unaudited)	November 30, 2005

Principal Amount	Security Description	Value
Repurchase Agreements (100.3%):
45,000,000	Bear Stearns, 3.90%, 12/1/05 (Purchased on 11/30/05, proceeds at maturity $45,004,875, collateralized by U.S. Treasury Securities (2.38% - 3.88%), (1/15/09 - 1/15/25), fair value $47,068,469)	$45,000,000
130,000,000	Deutsche Bank, 3.95%, 12/1/05 (Purchased on 11/30/05, proceeds at maturity $130,014,264, collateralized by U.S. Treasury Securities (2.00% - 8.88%), (2/15/06 - 8/15/27), fair value $132,600,245)	130,000,000
155,444,347	JPMorgan Chase & Co., 3.91%, 12/1/05 (Purchased on 11/30/05, proceeds at maturity $155,461,230, collateralized by U.S. Treasury Notes (3.88% - 4.00%), (2/15/13 - 2/15/14), fair value $158,556,014)	155,444,347
130,000,000	Merrill Lynch & Co., Inc., 3.94%, 12/1/05 (Purchased on 11/30/05, proceeds at maturity $130,014,228, collateralized by U.S. Government Security, 4.50%, 11/15/10, fair value $132,603,196)	130,000,000
145,000,000	Morgan Stanley Dean Witter & Co., 3.92%, 12/1/05 (Purchased on 11/30/05, proceeds at maturity $145,015,789, collateralized by U.S. Treasury Bond, 0.00%, 8/15/19, fair value $147,900,178)	145,000,000
135,000,000	SG Cowen, 3.93%, 12/1/05 (Purchased on 11/30/05, proceeds at maturity $135,014,738, collateralized by U.S. Treasury Securities (2.00% - 10.38%), (5/15/06 - 2/15/29), fair value $137,748,013)	135,000,000
135,000,000	UBS Warburg, 3.98%, 12/1/05 (Purchased on 11/30/05, proceeds at maturity $135,014,925, collateralized by U.S. Government Securities (0.37% - 19.34%), (5/15/22 - 6/17/45), fair value $137,701,401)	135,000,000

Total Repurchase Agreements (Amortized Cost $875,444,347)		875,444,347

Total Investments (Amortized Cost $875,444,347) (a) - 100.3%		875,444,347
Liabilities in excess of other assets - (0.3)%		(2,561,519)

NET ASSETS - 100.0%		$872,882,828

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to schedule of portfolio investments.

AMERICAN PERFORMANCE FUNDS
Institutional U.S. Treasury Fund
Schedule of Portfolio Investments
(Unaudited)	November 30, 2005

Principal Amount	Security Description	Value
Repurchase Agreements (100.3%):
5,000,000	Bear Stearns, 3.90%, 12/1/05 (Purchased on 11/30/05, proceeds at maturity $5,000,542, collateralized by U.S. Treasury Securities (2.38% - 3.88%), (1/15/09 - 1/15/25), fair value $5,229,830)	$5,000,000
65,000,000	Deutsche Bank, 3.95%, 12/1/05 (Purchased on 11/30/05, proceeds at maturity $65,007,312, collateralized by U.S. Treasury Securities (2.00% - 8.88%), (2/15/06 - 8/15/27), fair value $66,300,123)	65,000,000
34,535,379	JPMorgan Chase & Co., 3.91%, 12/1/05 (Purchased on 11/30/05, proceeds at maturity $34,539,130, collateralized by U.S. Treasury Notes (3.88% - 4.00%), (2/15/13 - 2/15/14), fair value $35,226,705)	34,535,379
70,000,000	Merrill Lynch & Co., Inc., 3.94%, 12/1/05 (Purchased on 11/30/05, proceeds at maturity $70,007,661, collateralized by U.S. Government Security, 4.50%, 11/15/10, fair value $71,401,721)	70,000,000
50,000,000	Morgan Stanley Dean Witter & Co., 3.92%, 12/1/05 (Purchased on 11/30/05, proceeds at maturity $50,004,444, collateralized by U.S. Treasury Bond, 0.00%, 8/15/19, fair value $51,000,061)	50,000,000
65,000,000	SG Cowen, 3.93%, 12/1/05 (Purchased on 11/30/05, proceeds at maturity $65,007,096, collateralized by U.S. Treasury Securities (2.00% - 10.38%), (5/15/06 - 2/15/29), fair value $66,323,117)	65,000,000
70,000,000	UBS Warburg, 3.98%, 12/1/05 (Purchased on 11/30/05, proceeds at maturity $70,007,739, collateralized by U.S. Government Securities (0.37% - 19.34%), (5/15/22 - 6/17/45), fair value $71,400,727)	70,000,000

Total Repurchase Agreements		359,535,379

Total Investments (Cost $359,535,379) (a) - 100.3%		359,535,379
Liabilities in excess of other assets - (0.3)%		(1,024,108)

NET ASSETS - 100.0%		$358,511,271

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to schedule of portfolio investments.

AMERICAN PERFORMANCE FUNDS
Cash Management Fund
Schedule of Portfolio Investments
(Unaudited)	November 30, 2005

Principal Amount	Security Description	Value
Certificates of Deposit (9.4%):
Banking (9.4%):
10,000,000	Barclays Bank, 4.10%, 6/21/06	$9,999,568
20,000,000	Calyon NY, 4.26%, 1/30/06	20,000,000
20,000,000	Fortis Finance, 4.26%, 1/30/06	20,000,000
20,000,000	Societe Generale, 4.19%, 1/30/06	20,000,000
10,000,000	Wells Fargo, 4.01%, 12/13/05	10,000,000

Total Certificates of Deposit (Cost $79,999,568)		79,999,568

Commercial Paper (38.9%):
Banking (7.5%):
15,000,000	Abbey National, 4.03%, 12/14/05	14,978,252
20,000,000	Bank of Nova Scotia, 4.17%, 1/23/06	19,877,806
10,000,000	BNP Paribas, 4.08%, 12/19/05	9,979,650
20,000,000	Rabobank USA Corp., 4.03%, 12/13/05	19,973,132

		64,808,840

Beverages (1.8%):
15,000,000	Coca Cola, 4.02%, 12/2/05	14,998,325

Consumer Products (1.2%):
10,000,000	Proctor & Gamble, 4.00%, 12/2/05	9,998,889

Financial Services (21.4%):
20,000,000	ADP Tax Services, 4.02%, 12/1/05	19,999,999
10,000,000	AIG Funding, 4.02%, 12/7/05	9,993,333
10,000,000	AIG Funding, 4.01%, 12/13/05	9,986,667
10,000,000	Blue Spice LLC, 4.04%, 12/1/05	10,000,000
13,600,000	CBA Delaware, 4.02%, 12/7/05	13,590,911
6,400,000	CBA Delaware, 4.04%, 12/14/05	6,390,686
20,000,000	Citibank Funding, 4.02%, 12/8/05	19,984,406
20,000,000	General Electric Capital Corp., 4.09%, 12/22/05	19,952,400
10,000,000	Merill Lynch, 4.04%, 12/14/05	9,985,447
20,000,000	Nestle Capital Corp., 4.15%, 1/13/06	19,901,578
5,000,000	Three Rivers Funding, 4.05%, 12/14/05	4,992,706
14,000,000	Total Capital, 4.03%, 12/1/05	14,000,000
5,000,000	Triple A One Funding, 4.04%, 12/8/05	4,996,082
20,000,000	UBS Finance, 4.01%, 12/7/05	19,986,666

		183,760,881

Insurance (1.2%):
10,000,000	ING America Insurance, 4.02%, 12/6/05	9,994,431

Oil - Integrated Companies (1.2%):
10,000,000	BP Amoco, 4.00%, 12/1/05	10,000,000

Pharmaceuticals (2.3%):
20,000,000	Merck & Co., 4.01%, 12/7/05	19,986,667

Retail (2.3%):
20,000,000	Wal-Mart, 4.06%, 12/20/05	19,957,356

Total Commercial Paper (Cost $333,505,389)		333,505,389

Corporate Bonds (1.2%):
Security Brokers & Dealers (1.2%):
10,000,000	Goldman Sachs Group Inc., 4.13%, 8/1/06	10,004,984

Total Corporate Bonds (Cost $10,004,984)		10,004,984

U.S. Government Agencies (23.1%):
Fannie Mae (3.3%):
5,000,000	3.77%, 12/19/05*	4,999,919
4,530,000	1.81%, 12/23/05	4,527,083
10,000,000	3.98%, 1/9/06*	9,999,687
5,000,000	5.88%, 2/2/06	5,014,579
3,700,000	2.25%, 2/17/06	3,689,652

		28,230,920

Federal Farm Credit Bank (3.3%):
500,000	6.05%, 12/7/05	500,260
27,500,000	4.07%, 7/25/06*	27,500,000

		28,000,260

Federal Home Loan Bank (15.6%):
10,000,000	3.00%, 1/18/06	9,999,196
1,300,000	3.15%, 2/9/06	1,298,920
1,985,000	2.38%, 2/15/06	1,978,020
1,200,000	2.20%, 2/27/06	1,194,648
15,000,000	3.98%, 3/1/06*	15,000,000
30,000,000	3.71%, 6/12/06*	30,000,000
34,000,000	4.04%, 6/14/06*	33,999,213
20,000,000	4.13%, 7/21/06*	20,000,000
20,000,000	4.06%, 11/15/06*	20,000,000

		133,469,997

Freddie Mac (0.9%):
1,515,000	6.01%, 12/8/05	1,515,907
6,000,000	2.75%, 12/12/05	6,000,000

		7,515,907

Total U.S. Government Agencies (Cost $197,217,084)		197,217,084

Repurchase Agreements (27.6%):
20,000,000	Bear Stearns Cos. Inc., (Purchased on 11/30/05, proceeds at maturity $20,002,228, collateralized by U.S. Government Agency Securities (0.00% - 7.25%), (12/13/05 - 7/15/32), fair value $20,401,862)	20,000,000
60,000,000	Deutsche Bank, (Purchased on 11/30/05, proceeds at maturity $60,006,650, colateralized by U.S. Government Agency Securities (2.33% - 6.00%), (2/24/06 - 11/09/11), fair value $61,200,522)	60,000,000
40,557,014	JP Morgan Chase & Co., (Purchased on 11/30/05, proceeds at maturity $40,561,509, collateralized by U.S Government Agency Securities (0.00% - 5.50%), (12/30/05 - 5/21/18), fair value $41,369,780)	40,557,014
50,000,000	Morgan Stanley & Co., (Purchased on 11/30/05, proceeds at maturity $50,005,569, collateralized by U.S. Government Agency Securities (3.55% -5.00%), (2/16/07 - 4/15/15), fair value $51,003,271)	50,000,000

65,000,000	UBS Warburg (Purchased on 11/30/05, proceeds at maturity $65,007,186, collateralized by U.S Government Agency Securities (0.00%) (12/27/05 - 3/15/06), fair value $66,302,228)	65,000,000

Total Repurchase Agreements (Cost $235,557,014)		235,557,014

Total Investments (Cost $856,284,039) (a) - 100.2%		856,284,039

Liabilities in excess of other assets - (0.2)%		(1,316,708)

NET ASSETS - 100.0%		$854,967,331

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

*	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2005. The date presented reflects the next rate change date.

**	Effective yield at purchase.

See notes to schedule of portfolio investments.

AMERICAN PERFORMANCE FUNDS Institutional Cash Management Fund Schedule of Portfolio Investments
(Unaudited)	November 30, 2005

Principal Amount	Security Description	Value
Certificates of Deposit (5.2%): Banking (5.2%):
10,000,000	Barclays Bank, 4.10%, 6/21/06	$9,999,568
5,000,000	Wells Fargo, 4.01%, 12/13/05	5,000,000

Total Certificates of Deposit		14,999,568

Commercial Paper (40.3%):
Banking (5.2%):
10,000,000	BNP Paribas, 4.08%, 12/19/05	9,979,650
5,000,000	Wells Fargo Bank, 4.01%, 7/24/06	4,989,117

		14,968,767

Consumer Products (3.5%):
10,000,000	Proctor & Gamble, 4.00%, 12/2/05	9,998,889

Financial Services (19.1%):
10,000,000	Blue Spice LLC, 4.04%, 12/1/05	9,999,999
5,200,000	Dexia Delaware LLC, 3.00%, 12/5/05	5,197,689
3,890,000	Goldman Sachs Group Inc., 4.13%, 8/1/06	3,892,047
10,000,000	Nordea NA, 3.45%, 2/14/06	9,911,875
10,000,000	Three Rivers Funding, 4.03%, 12/5/05	9,995,533
5,848,000	Total Capital Corp, 4.11%, 12/21/05	5,834,680
10,000,000	Triple A One Funding, 4.11%, 12/19/05	9,979,500

		54,811,323

Insurance (3.5%):
10,000,000	ING America Insurance, 4.02%, 12/6/05	9,994,431

Oil - Integrated Companies (3.5%):
10,000,000	BP Amoco, 4.00%, 12/1/05	10,000,000

Security Brokers & Dealers (5.5%):
4,000,000	Credit Suisse First Boston, 4.05%, 12/13/05	3,994,613
7,000,000	Credit Suisse First Boston, 4.31%, 2/21/06	6,932,077
5,000,000	Merrill Lynch, 2.02%, 12/5/05	4,997,778

		15,924,468

Total Commercial Paper		115,697,878

U.S. Government Agencies (34.8%):
Fannie Mae (10.1%):
2,000,000	3.68%*, 12/9/05	1,999,981
5,000,000	3.98%*, 1/9/06	4,999,802
1,000,000	2.30%, 1/20/06	999,013
900,000	2.00%, 1/30/06	897,681
20,000,000	4.01%*, 5/9/06	19,999,140

		28,895,617

Federal Farm Credit Bank (7.4%):
885,000	2.63%, 12/15/05	884,878
250,000	6.02%, 12/19/05	250,365
100,000	2.38%, 12/23/05	99,961
20,000,000	3.98%*, 6/1/06	20,000,000

		21,235,204

Federal Home Loan Bank (14.2%):
175,000	1.60%, 12/30/05	174,821
2,000,000	4.50%, 2/15/06	2,000,729
2,000,000	2.40%, 2/24/06	1,991,341
15,000,000	3.98%*, 3/1/06	15,000,000
6,970,000	2.50%, 4/11/06	6,924,115
15,000,000	4.13%*, 7/21/06	15,000,000

		41,091,006

Freddie Mac (3.1%):
4,000,000	2.75%, 12/12/05	4,000,001
3,713,000	2.25%, 2/17/06	3,705,649
1,110,000	2.25%, 2/17/06	1,105,229

		8,810,879

Total U.S. Government Agencies		100,032,706

Repurchase Agreements (19.8%):
5,000,000	Bear Stearns Cos. Inc., (Purchased on 11/30/05, proceeds at maturity $5,000,557, collateralized by U.S. Government Agency Securities (0.00%-7.25%), (12/13/05 - 7/15/32), fair value $5,100,466)	5,000,000
10,000,000	Deutsche Bank, (Purchased on 11/30/05, proceeds at maturity $10,001,108, collateralized by U.S. Government Agency Securities (2.33% - 6.00%), (2/24/06 - 11/09/11), fair value $10,200,087)	10,000,000
11,967,827	JP Morgan Chase & Co., (Purchased on 11/30/05, proceeds at maturity $11,969,153, collateralized by U.S. Government Agency Securities (0.00% - 5.50%), (12/30/05 - 5/21/18), fair value $12,207,663)	11,967,827
20,000,000	Morgan Stanley & Co., (Purchased on 11/30/05, proceeds at maturity $20,002,228, collateralized by U.S. Government Agency Securities (3.55% - 5.00%), (2/16/07 - 4/15/15), fair value $20,401,309)	20,000,000
10,000,000	UBS Warburg (Purchased on 11/30/05, proceeds at maturity $10,001,106, collateralized by U.S. Government Agency Securities (0.00%) (12/27/05 - 3/15/06), fair value $10,200,343)	10,000,000

Total Repurchase Agreements		56,967,827

Total Investments (Cost $287,697,979) (a) - 100.1%		287,697,979
Liabilities in excess of other assets - (0.1)%		(292,193)

NET ASSETS - 100.0%		$287,405,786

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

*	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2005. The date presented reflects the next rate change date.

**	Effective yield at purchase.

See notes to schedule of portfolio investments.

AMERICAN PERFORMANCE FUNDS
Institutional Tax-Free Fund
Schedule of Portfolio Investments
(Unaudited)	November 30, 2005

Shares	Security Description	Value
Municipal Bonds (99.0%):
Colorado (2.6%):
7,000,000	University of Colorado Hospital Authority Revenue, 2.99%*, 11/15/35, Enhanced by: LOC	7,000,000

Dist of Columbia (2.1%):
5,860,000	District of Columbia Revenue, 3.00%, 10/1/30*, Enhanced by: LOC	5,860,000

Florida (6.8%):
4,728,000	Florida Municipal Power Agency, 3.05%, 2/7/06	4,728,000
7,000,000	Jacksonville Health Facilities Revenue, 2.73%, 12/7/05	7,000,000
7,000,000	Palm Beach County, 3.04%*, 8/1/27, Insured by: FSA	7,000,000

		18,728,000

Georgia (11.1%):
6,215,000	Athens-Clarke County University Development Revenue, 3.05%*, 4/1/31, Enhanced by: LOC	6,215,000
7,800,000	Bacon Industrial Building Authority Revenue, 3.10%*, 9/1/24, Enhanced by: LOC	7,800,000
9,800,000	MARTA Georgia, 2.76%, 12/9/05	9,800,000
7,000,000	Richmond County Hospital Authority Revenue, 3.00%*, 1/1/25, Enhanced by: LOC	7,000,000

		30,815,000

Illinois (9.2%):
7,315,000	Chicago Illinois Water Revenue, 2.93%*, 11/1/30	7,315,000
7,500,000	Educational Facilities Authority Revenue, Elmhurst College, 3.00%*, 3/1/33, Enhanced by: LOC	7,500,000
3,600,000	Mundelein Industrial Development Revenue, 3.00%*, 1/1/06, Enhanced by: LOC	3,600,000
6,800,000	Quincy Illinois Revenue, Blessing Hospital Project, 3.00%*, 11/15/33, Enhanced by: LOC	6,800,000

		25,215,000

Indiana (6.9%):
7,000,000	Indiana State Financial Authority, 2.94%*, 6/1/35, Insured by: LOC – Royal Bank of Scotland	7,000,000
5,300,000	Mount Vernon Pollution Control & Solid Waste Disposal Revenue, 2.94%*, 12/1/14	5,300,000
6,500,000	State Municipal Power Supply, 2.99%*, Enhanced by: LOC, 2.99%, 1/1/18	6,500,000

		18,800,000

Kentucky (2.7%):
7,300,000	Jeffersontown Lease Program Revenue, 3.05%*, 3/1/30, Enhanced by: LOC	7,300,000

Massachusetts (2.6%):
7,000,000	Massachusetts Water Resources Authority, 2.73%, 12/6/05	7,000,000

Michigan (5.4%):
5,900,000	Detroit Sewer Disposal Revenue, 3.03%*, 7/1/27, Insured by: FSA	5,900,000
6,000,000	Michigan State Hospital Finance Authority Revenue, 3.08%*, 12/1/30, Insured by: AMBAC	6,000,000
2,955,000	Michigan State Strategic Fund, Solid Waste Disposal, Grayling Generating Project, AMT, 3.03%*, 1/1/14, Enhanced by: LOC	2,955,000

		14,855,000

Minnesota (2.6%):
7,000,000	Minneapolis Revenue, Guthrie Theater Project, 3.04%*, 10/1/23, Enhanced by: LOC	7,000,000

Missouri (3.1%):
5,600,000	Kansas City Municipal Assistance Corporate Revenue, 2.97%*, 4/15/34, Insured by: AMBAC	5,600,000
3,000,000	Missouri State Highways & Transportation Revenue, 2.97%*, 5/1/15, Enhanced by: LOC	3,000,000

		8,600,000

Montana (1.5%):
4,000,000	Forsyth Montana Pacificorp, 3.00%*, Enhanced by: LOC, 3.00%, 1/1/18	4,000,000

New York (2.6%):
7,000,000	New York State Housing Finance Agency Revenue, 3.00%*, 5/15/33, Insured by: Fannie Mae	7,000,000

North Carolina (2.0%):
5,500,000	Montgomery County, North Carolina Industrial Facilities & Pollution Control, 3.05%*, 12/1/20	5,500,000

Ohio (2.6%):
7,000,000	Ohio State Air Quality Development Authority Revenue, 3.07%*, 12/1/38, Insured by: AMBAC	7,000,000

Pennsylvania (3.6%):
9,750,000	Delaware County Pennsylvania Industrial Development Authority, 2.68%, 12/8/05	9,750,000

Texas (11.0%):
6,000,000	Bexar County Texas Municipal Water District, 2.70%, 12/8/05	6,000,000
6,250,000	Brownsville, Texas Utility, 3.00%, 3/23/06	6,250,000
7,000,000	Calhoun County Texas, Industrial Development Authority Port Revenue, 3.04%*, 11/1/15	7,000,000
5,000,000	Capital Area Cultural Education Facility Financial Corp., 3.09%*, 10/1/35	5,000,000
6,000,000	Midlothian Industrial Development Corporate Pollution Control Revenue, 2.98%*, 12/1/09, Enhanced by: LOC	6,000,000

		30,250,000

Vermont (3.6%):
10,000,000	Vermont State, Student Assistance Corp., Student Loan Revenue, 2.75%*, 1/1/08, Insured by: GTD Student Loans	10,000,000

Virginia (2.0%):
5,500,000	Pen Ports Virginia, 2.75%, 12/9/05	5,500,000

Washington (6.3%):
7,000,000	Washington State Health Care Facilities Authority, National Healthcare Research & Education Revenue, 3.00%*, 1/1/32, Enhanced by: LOC	7,000,000
5,515,000	Washington State Housing Finance Commission Multifamily Revenue, 3.15%, 2/1/28, Enhanced by: LOC	5,515,000
4,630,000	Washington State Housing Finance Revenue, 3.15%*, 3/15/39, Enhanced by: LOC	4,630,000

		17,145,000

West Virginia (2.9%):
8,000,000	West Virginia Public Energy	8,000,000

Wisconsin (2.9%):
8,000,000	State Health & Educational Facilities Authority Revenue, 3.05%*, 8/15/16, Enhanced by: LOC	8,000,000

Wyoming (2.9%):
8,000,000	Sweetwater County Pollution, 2.99%*, 7/1/15, Enhanced by: LOC	8,000,000

Total Municipal Bonds		271,318,000

Investment Companies (1.0%):
2,672,024	Goldman Sachs Tax-Free Fund	$2,672,023
29,561	SEI Tax-Exempt Institutional Trust	29,561

Total Investment Companies		2,701,584

Total Investments (Cost $274,019,584) (a) 100.0%		274,019,584
Other assets in excess of liabilities – 0.0%		132,782

Net Assets – 100.0%		$274,152,366

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

*	Represents variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2005. The date presented reflects the maturity date

AMBAC	- American Municipal Bond Assurance Corp.
AMT	- Alternative Minimum Tax
FGIC	- Financial Guaranty Insurance Corp.
FSA	- Financial Security Assurance
LOC	- Line of Credit
MBIA	- Municipal Bond Insurance Association

See notes to schedule of portfolio investments.

AMERICAN PERFORMANCE FUNDS
Intermediate Tax-Free Bond Fund
Schedule of Portfolio Investments
(Unaudited)	November 30, 2005

Shares or Principal Amount	Security Description	Value
Municipal Bonds (98.3%):
Alabama (4.5%):
475,000	Birmingham Alabama Refunding & Capital Improvement, GO, Series B, 3.13%, 12/1/08, Insured by: AMBAC	$470,834
450,000	Huntsville Alabama, Water System Revenue, 4.70%, 11/1/13, Callable 11/1/08 @ 101*	463,725

		934,559

Arizona (0.1%):
15,000	Phoenix Arizona, GO, Series A, 4.50%, 7/1/16, Callable 7/1/08 @ 101*	15,223

Arkansas (0.1%):
30,000	Fountain Hill School District, Arkansas Ashley County, GO, 3.50%, 6/1/07, Insured by: State Aid	30,106

California (1.0%):
10,000	Forestville California University School District, GO, 5.00%, 8/1/11, Insured by: FSA	10,837
15,000	Metropolitan Water District, Southern California Waterworks Revenue, 5.00%, 7/1/18, Callable 1/1/08 @ 101*	15,690
10,000	Morgan Hill California University School District, GO, 5.00%, 8/1/12, Callable 8/1/11 @ 101*, Insured by: FGIC	10,785
105,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Callable 2/1/08 @ 102*, Insured by: MBIA	108,554
15,000	San Bernardino County California Transportation Authority, Series A, 4.88%, 3/1/10, Callable 3/1/08 @ 101*, Insured by: FSA	15,622
25,000	San Diego California Public Facilities Financing Authority Revenue, Series A, 4.38%, 9/2/12, Callable 9/2/09 @ 101*, Insured by: AMBAC	25,794
10,000	San Mateo County California Transportation District, 4.75%, 6/1/16, Callable 6/1/08 @ 101*, Insured by: MBIA	10,579
10,000	West Contra Costa California University School District, GO, 5.00%, 8/1/15, Callable 8/1/09 @ 101*, Insured by: FGIC	10,588

		208,449

Florida (0.8%):
25,000	Florida Municipal Loan Council Revenue, 4.50%, 4/1/13, Callable 4/1/09 @ 101*, Insured by: MBIA	25,657
120,000	Miami-Dade County Florida Public Facilities Revenue, Jackson Memorial Hospital, 5.00%, 6/1/18, Callable 6/1/08 @ 101*, Insured by: FSA	125,592

20,000	West Palm Beach Florida, Utility System Revenue, 3.50%, 10/1/12, Callable 10/1/10 @ 100*, Insured by: FSA	19,711

		170,960

Georgia (0.2%):
25,000	Coweta County Georgia Development Authority Revenue, 5.13%, 1/1/17, Callable 1/1/10 @ 101*, Insured by: AMBAC	26,466
20,000	Dalton-Whitfield County Georgia Hospital Authority Revenue, 5.25%, 7/1/13, Continuously Callable @ 100*, Insured by: MBIA	20,031

		46,497

Illinois (11.2%):
400,000	Chicago Park District, GO, Series A, 5.25%, 11/15/12, Callable 11/15/08 @ 100*, Insured by: MBIA	419,332
500,000	Illinois Development Finance Authority, Pollution Control Revenue, 5.70%, 1/15/09, Insured by: AMBAC	530,110
250,000	Illinois Health Facilities Authority Revenue, Series A, 5.50%, 2/15/15, Callable 2/15/11 @ 101*, Insured by: FSA	270,193
285,000	Joliet Illinois Waterworks & Sewage Revenue, Series A, 5.00%, 1/1/14, Callable 1/1/12 @ 100*, Insured by: AMBAC	303,420
215,000	Kane County Illinois School District No. 129 Aurora West Side, GO, Series B, 4.70%, 2/1/15, Callable 2/1/12 @ 100*, Insured by: FGIC	222,753
15,000	University Illinois Certificates, 4.25%, 10/1/09, Insured by: AMBAC	15,351
500,000	Will County School District No. 122, GO, Series B, 5.10%, 11/1/15, Callable 11/1/11 @ 100*, Insured by: FGIC	535,134

		2,296,293

Indiana (0.2%):
10,000	East Chicago Indiana Multiple School Building Corp., 5.40%, 7/15/12, Callable 7/15/08 @ 101*, Insured by: AMBAC	10,560
20,000	Warren Township Indiana School Building Corp., 5.00%, 7/5/14, Callable 7/5/08 @ 101*, Insured by: FSA	20,921

		31,481

Iowa (0.4%):
50,000	Iowa City Sewer Revenue, 4.10%, 7/1/12, Callable 7/1/10 @ 100*, Insured by: FSA	50,772
25,000	Iowa City Water Revenue, 4.75%, 7/1/12, Callable 7/1/08 @ 100*, Insured by: FGIC	25,622

		76,394

Kansas (1.3%):
250,000	University Kansas Hospital Authority Health Facilities Revenue, 5.70%, 9/1/20, Callable 9/1/09 @ 100*, Insured by: AMBAC	267,048

Kentucky (1.5%):
5,000	Campbell & Kenton Counties Sanitary District Revenue, Series A, 5.00%, 8/1/17, Callable 8/1/11 @ 101*, Insured by: FSA	5,285
10,000	Kentucky State Turnpike Authority Economic Development Road Revenue, 5.15%, 7/1/19, Callable 7/1/11 @ 100*, Insured by: FSA	10,632
285,000	Northern Kentucky Water District Revenue, Series B, 3.50%, 2/1/07, Insured by: FSA	285,793

		301,710

Louisiana (2.7%):
10,000	Bossier City Louisiana Public Improvement Sales and Use Tax Revenue, 3.65%, 11/1/08, Insured by: AMBAC	10,038
500,000	Louisiana Public Facilities Authority, 5.45%, 2/1/13, Callable 8/1/07 @ 100*, Insured by: AMBAC	514,444
25,000	Orleans Parish Louisiana Parishwide School District, GO, 4.80%, 9/1/09, Callable 3/1/06 @ 100*, Insured by: FGIC	25,063

		549,545

Maine (1.8%):
380,000	Maine Municipal Bond Bank Revenue, Series A, 4.00%, 11/1/15, Callable 11/1/13 @ 100*	380,068

Massachusetts (0.0%):
5,000	Massachusetts State Water Reserve Authority Revenue, Series B, 4.00%, 12/1/18, Callable 12/1/05 @ 100*, Insured by: MBIA	4,901

Michigan (9.9%):
25,000	Kenowa Hills Michigan Public Schools, GO, 5.60%, 5/1/09, Callable 5/1/06 @ 100*, Insured by: MBIA	25,254
600,000	Lake Orion Michigan Community School District, GO, 5.00%, 5/1/16, Callable 5/1/12 @ 100*, Insured by: Q-SBLF	638,298
600,000	Michigan State Building Authority Revenue, Series I, 4.75%, 10/15/15, Callable 10/15/09 @ 100*	627,600
400,000	Novi Michigan Special Assessment, 4.75%, 10/1/14, Callable 10/1/08 @ 100*, Insured by: AMBAC	411,300
25,000	Ottawa County Michigan, GO, 5.05%, 8/1/14, Callable 8/1/08 @ 100*	25,947
300,000	Taylor Michigan Financing Authority, 4.50%, 5/1/11, Callable 5/1/08 @ 100*, Insured by: FSA	306,126

		2,034,525

Minnesota (0.6%):
110,000	Burnsville Minnesota Independent School District No. 191, GO, Series A, 4.88%, 2/1/09, Callable 2/1/06 @ 100*, Insured by: Student Credit Program	110,298
10,000	Minneapolis & St. Paul Minnesota Housing & Redevelopment Authority, 4.75%, 11/15/18, Continuously Callable @ 100*, Insured by: AMBAC	10,009

		120,307

Mississippi (0.3%):
60,000	Mississippi Development Bank, Special Obligation Revenue, Series B, 5.55%, 7/1/16, Callable 7/1/10 @ 100*, Insured by: FSA	64,494

Missouri (0.4%):
10,000	Chesterfield Missouri, GO, 5.00%, 2/15/14, Callable 2/15/08 @ 100*	10,320
25,000	Missouri State Health & Education Facilities Authority Revenue, Washington University, 5.00%, 6/15/21, Callable 6/15/09 @ 100*	25,900
10,000	Missouri State Health & Educational Facilities Authority Revenue, Rockhurst High School, 4.60%, 6/1/08, Continuously Callable @ 100*, Insured by: Allied Irish Bank	10,008
5,000	St. Joseph Hospital Jackson County Revenue, 7.50%, 6/1/10, Continuously Callable @ 100*	4,925
5,000	St. Louis Missouri Municipal Finance Corp., 5.40%, 2/15/12, Callable 2/15/06 @ 102*, Insured by: AMBAC	5,121
20,000	Stone County Missouri Reorganization School District No. 4, GO, 4.95%, 3/1/13, Callable 3/1/08 @ 100*, Insured by: State Aid	20,620
10,000	Wentzville Missouri School District No. 4, GO, 4.70%, 3/1/11, Callable 3/1/08 @ 100*, Insured by: FSA	10,290

		87,184

Nebraska (0.1%):
10,000	Lincoln Nebraska, GO, 3.45%, 6/15/15, Callable 6/15/13 @ 100*	9,453
20,000	Sarpy County Nebraska, GO, 4.70%, 4/1/06	20,062

		29,515

New Mexico (1.1%):
235,000	Aztec New Mexico School District, GO, 3.60%, 10/1/10, Insured by: FGIC	235,562

New York (0.2%):
5,000	Farmingdale New York University Free School District, GO, 5.00%, 8/1/06, Callable 2/01/06 @ 100*, Insured by: FGIC	5,015
25,000	New York City Transport Authority Revenue, 5.40%, 1/1/18, Insured by: FSA	27,630
5,000	New York State Urban Development Corp. Revenue, Series B, 4.75%, 1/1/28, Callable 1/1/09 @ 101*, ETM	5,246

		37,891

Ohio (0.1%):
10,000	Alliance Ohio Water Works, 5.00%, 11/15/20, Callable 11/15/08 @ 101*, Insured by: MBIA	10,415
15,000	North Olmsted Ohio, GO, 4.90%, 12/1/05, Insured by: AMBAC	15,000

		25,415

Oklahoma (12.6%):
150,000	Broken Arrow Oklahoma Municipal Authority, Northeastern State University Project, 4.40%, 5/1/08, Callable 5/1/06 @ 100*, Insured by: AMBAC	150,555
200,000	Edmond Oklahoma Public Works Authority Utility Revenue, 5.60%, 7/1/19, Callable 7/1/09 @ 100*, Insured by: AMBAC	214,382
35,000	Grand River Dam Authority Revenue, 5.75%, 6/1/06, Insured by: FSA	35,443
300,000	Oklahoma City Oklahoma, GO, 3.63%, 3/1/10	300,903
500,000	Oklahoma City Water Utilities Revenue, Series A, 5.00%, 7/1/16, Callable 7/1/09 @ 100*	523,509
50,000	Oklahoma County Independant School District 89, GO, 4.50%, 2/1/09, Insured by: FGIC	51,557
190,000	Oklahoma Development Finance Authority Revenue, 5.63%, 7/1/16, Callable 7/1/06 @ 102*, Insured by: AMBAC	196,221
50,000	Oklahoma State Turnpike Authority, 5.00%, 1/1/15, Callable 1/1/09 @ 100*, Insured by: FGIC	52,085
285,000	Oklahoma University Board of Regents, Series A, 5.50%, 6/1/16, Callable 6/1/11 @ 100*, Insured by: MBIA	308,855
250,000	Tulsa County Oklahoma Independent School District No. 001, GO, 3.00%, 4/1/09, Insured by: FSA	245,008
15,000	Tulsa Oklahoma Industrial Authority Revenue, 6.50%, 4/1/07, Callable 4/1/06 @ 100*, ETM	15,355
150,000	University of Oklahoma Revenue, 3.70%, 6/1/13, Insured by: MBIA	148,787
335,000	University of Oklahoma Revenue, Tulsa Campus, 3.80%, 1/1/12, Insured by: MBIA	337,348

		2,580,008

Oregon (0.0%):
5,000	Albany Oregon, GO, 4.25%, 3/1/10, Callable 3/1/09 @ 100*, Insured by: FGIC	5,127

Pennsylvania (3.2%):
50,000	Delaware County Pennsylvania, GO, 5.13%, 10/1/13, Callable 10/1/09 @ 100*	52,689
10,000	Delaware County Pennsylvania Authority Health Care Revenue, 5.38%, 11/15/23, Continuously Callable @ 101*, ETM	9,641
25,000	Downingtown Pennsylvania Area School District, GO, 3.90%, 3/1/10, Callable 3/1/08 @ 100*, Insured by: FGIC	25,226
20,000	Jefferson-Morgan School District, GO, Series A, 4.00%, 10/1/07, Callable 10/1/06 @ 100*, Insured by: FSA	20,119
250,000	Lackawanna County Pennsylvania, GO, Series A, 4.80%, 1/1/13, Callable 1/1/09 @ 100*, Insured by: FGIC	258,002

25,000	Muhlenberg Pennsylvania School District, GO, 4.10%, 2/15/11, Callable 2/15/07 @ 100*, Insured by: FGIC	25,167
250,000	New Hope Solebury Pennsylvania School District, GO, 4.00%, 8/15/08, Callable 2/15/06 @ 100*, Insured by: State Aid	250,325
25,000	Plumstead Township Pennsylvania, GO, 4.25%, 12/15/12, Callable 12/15/07 @ 100*, Insured by: AMBAC	25,481

		666,650

Puerto Rico (0.0%):
5,000	Puerto Rico Housing Financial Authority Revenue, 2.00%, 12/1/06, Insured by: HUD	4,904

Rhode Island (0.3%):
60,000	Providence Rhode Island, GO, 5.45%, 1/15/10, Callable 1/15/07 @ 101*, Insured by: FSA	61,940

South Carolina (1.2%):
250,000	Pickens County South Carolina School District, GO, 2.25%, 3/1/06, Insured by: FGIC	249,185

Tennessee (0.4%):
25,000	Jackson Tennesse Hospital Revenue, 5.50%, 4/1/10, Continuously Callable @ 101*, Insured by: AMBAC	25,543
50,000	Tennessee State, GO, 5.25%, 5/1/13, Callable 5/1/07 @ 101.5*	52,068

		77,611

Texas (29.7%):
275,000	Allen Texas Independent School District, GO, 3.00%, 2/15/10, Insured by: PSF - GTD	265,397
25,000	Austin Texas, GO, 5.00%, 8/1/12, Callable 8/1/07 @ 100*, Insured by: PSF-GTD	25,678
50,000	Bay City Texas Independent School District, GO, 4.80%, 2/15/14, Callable 2/15/08 @ 100*, Insured by: PSF-GTD	51,518
30,000	Baytown Texas, GO, 4.75%, 2/1/11, Callable 8/1/08 @ 100*	30,743
275,000	Brazos River Authority Revenue, 5.13%, 5/1/19, Callable 5/1/08 @ 102*, Insured by: AMBAC	287,922
75,000	Clear Brook City Texas Municipal Utilites District, 5.13%, 2/1/26, Callable 2/1/11 @ 100*, Insured by: FGIC	77,219
55,000	Conroe Texas Independant School District, GO, 4.90%, 2/15/17, Callable 2/15/08 @ 100*, Insured by: PSF-GTD	56,786
95,000	Conroe Texas Independant School District, GO, 4.90%, 2/15/17, Callable 2/15/08 @ 100*, Insured by: PSF-GTD	97,456
525,000	Corpus Christi Texas Independent School District, 3.20%, 8/15/10, Insured by: PSF-GTD	513,355
100,000	Corpus Christi Texas Utilities System Revenue, 3.00%, 7/15/09, Insured by: FSA	97,534

100,000	Corpus Christi Texas Utilities System Revenue, 3.00%, 7/15/10, Insured by: FSA	96,321
100,000	Corpus Christi Texas Utilities System Revenue, 4.00%, 7/15/11, Insured by: FSA	101,548
500,000	Dallas Texas Independent School District, GO, 4.50%, 8/15/14, Callable 8/15/09 @ 100*, Insured by: PSF-GTD	508,939
165,000	Del Rio Texas, GO, Series B, 4.50%, 7/1/16, Callable 7/1/12 @ 100*, Insured by: AMBAC	168,198
10,000	Del Valle Texas Independent School District, GO, 5.00%, 2/1/11, Callable 2/1/07 @ 100*, Insured by : PSF-GTD	10,200
135,000	Fort Bend Texas Independent School District, GO, 5.13%, 8/15/22, Callable 8/15/10 @ 100*, Insured by: PSF-GTD	141,338
25,000	Harris County Texas, GO, 5.13%, 8/15/17, Callable 8/15/07 @ 101*, Insured by: MBIA	25,882
400,000	Houston, Texas, GO, 4.75%, 3/1/17, Callable 3/1/09 @ 100*, Insured by: MBIA	415,687
100,000	Houston, Texas, GO, 4.75%, 3/1/17, Callable 3/1/09 @ 100*, Insured by: MBIA	101,468
215,000	Lubbock Texas Independent School District, GO, 4.50%, 2/15/16, Callable 2/15/12 @ 100*, Insured by: PSF-GTD	218,952
40,000	McKinney Texas, GO, 4.70%, 8/15/14, Callable 2/15/09 @ 100*, Insured by: FSA	40,839
25,000	Mesquite Texas Independent School District, GO, Series A, 5.00%, 8/15/12, Callable 8/15/07 @ 100*, Insured by: PSF-GTD	25,693
5,000	Mesquite Texas Independent School District, GO, Series A, 5.00%, 8/15/12, Callable 8/15/07 @ 100*, Insured by: PSF-GTD	5,131
40,000	Mission Texas Construction Independent School District, GO, 5.00%, 2/15/16, Callable 2/15/08 @ 100*, Insured by: PSF-GTD	41,400
10,000	Montgomery County Texas Municipal Utility District No. 46, GO, 3.00%, 3/1/09, Insured by: FGIC	9,805
10,000	Northside Texas Independent School District, GO, 5.00%, 2/15/23, Callable 2/15/11 @ 100*, Insured by: PSF-GTD	10,376
550,000	Pflugerville Texas, 4.75%, 8/1/20, Callable 8/1/13 @ 100*, Insured by: FGIC	562,385
350,000	Port Arthur Texas Naval District, GO, 4.88%, 3/1/17, Callable 3/1/08 @ 100*, Insured by: AMBAC	354,106
260,000	Port Houston Authority Texas Harris County, GO, Series A, 3.75%, 10/1/11	260,328
50,000	Red River Authority Texas Pollution Control, 5.20%, 7/1/11, Continuously Callable @ 101.50*, Insured by: AMBAC	51,630

50,000	San Patricio Texas, Municipal Water District, 4.75%, 7/10/13, Callable 7/10/09 @ 100*, Insured by: FSA	51,703
265,000	Texas State, GO, Series B, 5.13%, 10/1/15, Callable 10/1/08 @ 101*	278,920
100,000	Texas State Public Finance Authority, Series B, 4.80%, 2/1/16, Callable 2/1/09 @ 100*, Insured by: AMBAC	103,994
30,000	Texas State Turnpike Authority, 5.00%, 1/1/25, Callable 1/1/06 @ 102*, Insured by: FGIC	30,330
200,000	Texas State University System, 5.00%, 3/15/20, Callable 3/15/12 @ 100*, Insured by: FSA	209,564
400,000	Tomball Independent School District, GO, 4.75%, 2/15/16, Callable 2/15/09 @ 100*, Insured by: PSF-GTD	410,064
350,000	University of Texas Revenue, 4.38%, 8/15/10, Callable 8/15/07 @ 100*	356,213

		6,094,622

Utah (2.7%):
250,000	Utah State, GO, Series A, 5.00%, 7/1/12, Continuously Callable @ 100*, ETM	260,130
300,000	Washington County Utah School District, GO, 3.00%, 3/1/10	290,301

		550,431

Washington (3.3%):
300,000	Seattle Drain & Wastewater Revenue, 5.00%, 11/1/17, Callable 11/1/11 @ 100*, Insured by: FGIC	316,833
350,000	Washington State Health Care Facilities Authority Revenue, 5.50%, 11/15/13, Continuously Callable @ 101*, Insured by: AMBAC	371,193

		688,026

West Virginia (1.0%):
10,000	Ohio County West Virginia Building Commission Revenue, 7.00%, 10/1/10, Callable 4/1/06 @ 100*	9,963
200,000	West Virginia State, Hospital Financial Authority Revenue, Series A, 3.50%, 6/1/10, Insured by: FSA	198,626

		208,589

Wisconsin (5.4%):
20,000	Appleton Wisconsin Storm Water System Revenue, 4.00%, 4/1/17, Callable 4/1/13 @ 100*, Insured by: MBIA	20,138
300,000	Kenosha County Wisconsin, GO, 3.85%, 10/1/09, Insured by: MBIA	301,842
250,000	Milwaukee County Wisconsin, GO, Series A, 5.00%, 10/1/14, Callable 10/1/11 @ 100*	266,325
500,000	Verona Wisconsin Area School District, GO, Series A, 4.50%, 11/1/11, Insured by: AMBAC	522,700

		1,111,005

Total Municipal Bonds (Cost $19,886,473)		20,246,225

Investments in Affiliates (0.8%):
155,780	American Performance Tax Free Fund	155,780

Total Investments in Affiliates (Cost $155,780)		155,780

Total Investments (Cost $20,042,253) (a) - 99.1%		20,402,005
Other assets in excess of liabilities - 0.9%		181,443

NET ASSETS - 100.0%		$20,583,448

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows

Unrealized appreciation	$459,063
Unrealized depreciation	$(99,311)

Net unrealized appreciation	$359,752

(b)	Fair valued security

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AMBAC	- American Municipal Bond Assurance Corp.
ETM	- Escrowed to Maturity
FGIC	- Financial Guaranty Insurance Corp.
FSA	- Financial Security Assurance
GO	- General Obligation
MBIA	- Municipal Bond Insurance Association
PSF-GTD	- Public School Fund Guaranteed
Q-SBLF	- Qualified School Bond Loan Fund
SBG	- Savings Bond Guaranteed

See notes to schedule of portfolio investments.

AMERICAN PERFORMANCE FUNDS Short-Term Income Fund Schedule of Portfolio Investments
(Unaudited)	November 30, 2005

Shares or Principal Amount	Security Description	Value
Asset Backed Securities (4.3%):
1,270,588	ACLC Business Loan Receivables, Series 1998-1, Class A1I, 6.44%, 9/15/19	$1,232,074
67,967	ACLC Business Loan Receivables, Series 1998-1, Class A1, 6.44%, 9/15/19	68,116
1,819,030	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20	1,746,269
1,159,639	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21	1,116,515
1,043,604	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	1,078,360
200,328	Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20	207,590
1,200,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	1,130,775
1,002,191	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	1,030,433
2,100,000	Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13	2,155,551
1,925,076	Peachtree Franchise Loan, LLC., Series 1999-A, Class A1, 6.68%, 1/15/21	1,950,755
20,746	Wells Fargo Financial Auto Owner Trust, Series 2005-A, Class A1, 3.39%, 6/15/06	20,734

Total Asset Backed Securities (Cost $10,865,641)		11,737,172

Mortgage Backed Securities (30.3%):
550,000	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A6, 5.75%, 1/25/33	548,519
1,710,810	Bank of America Alternative Loan Trust, Series 2004-4, Class 4A1, 5.75%, 5/25/34	1,706,506
1,326,562	Bank of America Alternative Loan Trust, Series 2004-9, Class 2CB2, 5.50%, 10/25/34	1,323,420
816,149	Bank of America Mortgage Securities, Series 2003-1, Class 2A4, 5.00%, 2/25/18	1,161,422
1,143,008	Bank of America Mortgage Securities, Series 2004-2, Class 5A1, 6.50%, 10/25/31	799,061
314,498	Bank of America Mortgage Securities, Series 2003-F, Class 2A1, 3.73%, 7/25/33	307,354
511,196	Bank of America Mortgage Securities, Series 2004-2, Class 2A1, 5.25%, 3/25/34	510,022

440,117	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 3.52%, 6/25/34	434,429
1,122,779	Bank of America Mortgage Securities, Series 2005-2, Class 1A2, 5.50%, 4/25/35	1,116,964
247,841	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 5.36%**, 9/25/34	246,115
2,339,595	Cendant Mortgage Corporation, Series 2003-9, Class 1A6, 5.25%, 11/25/33	2,306,271
543,828	Chase Mortgage Finance Corp., Series 2003-S1, Class 2A1, 5.00%, 2/25/18	541,685
108,991	Chase Mortgage Finance Corp., Series 2003-S5, Class A4, 5.50%, 6/25/33	107,360
102,941	Chase Mortgage Finance Corp., Series 2003-S15, Class 1A1, 6.00%, 1/25/34	103,038
339,616	Citicorp Mortgage Securities, Inc., Series 2003-4, Class A4, 5.00%, 3/25/18	334,078
88,999	Citicorp Mortgage Securities, Inc., Series 2003-3, Class A4, 5.50%, 3/25/33	88,883
440,065	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A3, 5.00%, 12/25/33	431,749
674,707	Citicorp Mortgage Securities, Inc., Series 2004-3, Class A9, 5.25%, 5/25/34	666,625
415,214	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34	425,355
215,653	Countrywide Alternative Loan Trust, Series 2003-J1, Class 4A1, 6.00%, 10/25/32	212,555
932,235	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A2, 5.50%, 7/25/34	923,293
331,773	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34	333,479
216,746	Countrywide Alternative Loan Trust, Series 2004-35T2, Class A1, 6.00%, 2/25/35	217,233
1,831,079	Countrywide Home Loans, Series 2002-19, Class 2A4, 5.50%, 11/25/17	1,811,822
2,941,752	Countrywide Home Loans, Series 2002-21, Class A1, 5.75%, 11/25/17	2,908,355
43,579	Countrywide Home Loans, Series 2002-32, Class 2A3, 5.00%, 1/25/18	43,504
610,368	Countrywide Home Loans, Series 2002-35, Class 4A3, 5.00%, 2/25/18	605,868
1,381,693	Countrywide Home Loans, Series 2002-38, Class A2, 5.00%, 2/25/18	1,373,569
73,100	Countrywide Home Loans, Series 2002-31, Class A6, 4.50%, 1/25/33	72,371
320,704	Countrywide Home Loans, Series 2002-32, Class 1A4, 4.50%, 1/25/33	319,370
418,874	Countrywide Home Loans, Series 2002-J5, Class 1A14, 5.75%, 1/25/33	417,681

106,908	Countrywide Home Loans, Series 2002-39 Class A34, 5.75%, 2/25/33	106,723
100	Countrywide Home Loans, Series 2003-1, Class 1A6, 4.75%, 3/25/33	100
290,072	Countrywide Home Loans, Series 2003-1, Class 1A10, 5.25%, 3/25/33	289,384
1,364,834	Countrywide Home Loans, Series 2003-14, Class A19, 5.00%, 6/25/33	1,353,510
272,967	Countrywide Home Loans, Series 2003-14, Class A2, 5.50%, 6/25/33	271,355
1,296,711	Countrywide Home Loans, Series 2004-1, Class A6, 5.50%, 2/25/34	1,295,277
548,932	Countrywide Home Loans, Series 2004-12, Class 12A1, 4.82%**, 8/25/34	542,295
414,469	Credit Suisse First Boston Mortgage Securities Corp, Series 2004-1, Class 5A1, 5.50%, 2/25/19	410,480
265,254	Credit Suisse First Boston Mortgage Securities Corp, Series 2003-10, Class 1A1, 5.50%, 5/25/33	263,522
536,961	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-5, Class 2A1, 6.00%, 2/25/17	537,172
75,266	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 4A1, 5.50%, 11/25/17	75,598
1,019,484	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	1,004,483
193,363	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8 , Class 5A1, 6.50%, 4/25/33	194,573
3,818,567	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	3,711,720
773,051	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 7A1, 6.50%, 12/25/33	777,733
642,495	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 1A1, 5.75%, 2/25/34	642,771
688,132	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 4.76%**, 11/25/34	680,582
558,193	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-08, Class 1A2, 5.25%, 12/25/34	539,005
710,371	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR2, Class 2A1, 4.89%**, 2/25/33	701,557
332,826	Fannie Mae, 5.50%, 1/1/06, Pool# 816568	333,691
116,957	Fannie Mae, 6.00%, 1/1/06, Pool# 816569	117,369
282,940	Fannie Mae, 6.50%, 2/1/06, Pool# 816570	285,109
26,222	Fannie Mae, Series 1992-196, Class J, 6.00%, 11/25/07	26,323
3	Fannie Mae, Series 1993-18, Class PJ, 6.50%, 12/25/07	3
44,054	Fannie Mae, Series 1993-191, Class PJ, 6.00%, 10/25/08	44,447
344,676	Fannie Mae, Series 1999-1, Class K, 5.50%, 12/25/08	346,408

769	Fannie Mae, Series 2003-16, Class PA, 4.50%, 11/25/09	767
88,820	Fannie Mae, 6.50%, 12/1/11, Pool #E20275	91,433
6,529	Fannie Mae, Series 2002-42, Class AB, 5.50%, 1/25/16	6,513
19,587	Fannie Mae, Series 2002-42, Class A, 6.00%, 1/25/16	19,541
10,628	Fannie Mae, Series 2003-8, Class OA, 4.50%, 2/25/16	10,596
225,226	Fannie Mae, Series 2003-24, Class BA, 4.00%, 4/25/17	218,348
2,514	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	2,613
314,647	Fannie Mae, Series 1991-165, Class L, 7.50%, 12/25/21	324,458
11,240	Fannie Mae, Series 1992-11, Class E, 8.00%, 12/25/21	11,469
19,994	Fannie Mae, Series 1992-34, Class G, 8.00%, 3/25/22	20,366
27,411	Fannie Mae, Series 1994-72, Class H, 6.00%, 10/25/22	27,457
2,148	Fannie Mae, Series G92-61, Class G, 7.00%, 10/25/22	2,145
9,744	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	10,242
83,081	Fannie Mae, Series 1993-225, Class PG, 6.00%, 12/25/22	82,899
19,875	Fannie Mae, Series G94-2, Class D, 6.45%, 1/25/24	20,287
32,449	Fannie Mae, Series 1998-63, Class PG, 6.00%, 3/25/27	32,361
3,684	Fannie Mae, Series 1997-81, Class PC, 5.00%, 4/18/27	3,676
276,377	Fannie Mae, Series 1999-1 Class PG, 6.50%, 4/25/28	278,075
9,258	Fannie Mae, Series 2002-36, Class HM, 6.50%, 12/25/29	9,275
251,895	Fannie Mae, 6.17%**, 2/1/30, Pool # 556998	260,249
18,213	Fannie Mae, Series 2001-61, Class TD, 6.00%, 7/25/30	18,196
389,081	Fannie Mae, Series 2003-1, Class A, 5.50%, 8/25/30	391,001
189,797	Fannie Mae, Series 2003-120, Class HB, 6.50%, 1/25/31	191,612
98,671	Fannie Mae, Series 2001-53, Class CL, 5.50%, 6/25/31	98,552
187,236	Fannie Mae, Series 2002-63, Class CG, 5.50%, 6/25/31	187,550
28,650	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	28,514
58,270	Fannie Mae, Series 2004-W1, Class 1A3, 4.49%, 11/25/43	58,069
554,040	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	544,696
526,073	First Horizon Mortgage Pass-Through Trust, Series 2003-1, Class 1A2, 5.50%, 3/25/33	527,115
859,934	First Horizon Mortgage Pass-Through Trust, Series 2003-10, Class 1A2, 5.50%, 1/25/34	859,264
396	Freddie Mac, Series 1106, Class E, 7.50%, 7/15/06	396
5,804	Freddie Mac, Series 1176, Class H, 8.00%, 12/15/06	5,804

9,883	Freddie Mac, Series 1258, Class EB, 8.00%, 5/15/07	9,889
12,846	Freddie Mac, Series 1458, Class K, 7.00%, 1/15/08	12,932
273,862	Freddie Mac, Series 2462, Class HL, 5.50%, 12/15/12	273,743
575,444	Freddie Mac, Series 2573, Class GA, 5.00%, 1/15/13	572,261
141,903	Freddie Mac, Series 2752, Class EJ, 4.00%, 2/15/14	133,885
31,201	Freddie Mac, Series 2603, Class TB, 4.00%, 11/15/15	31,112
90,762	Freddie Mac, Series 2497, Class NF, 5.00%, 1/15/16	90,796
9,942	Freddie Mac, Series 2508, Class GL, 5.50%, 2/15/16	9,955
2,366,621	Freddie Mac, Series 2474, Class NE, 5.00%, 7/15/17	2,358,811
50,927	Freddie Mac, Series 2407, Class VK, 6.50%, 8/15/18	50,880
1,492,239	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	1,416,742
62,301	Freddie Mac, Series 2359, Class VD, 6.00%, 5/15/19	62,358
169,848	Freddie Mac, Series 33, Class D, 8.00%, 4/15/20	169,728
16,340	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21	16,294
382,293	Freddie Mac, Series 85, Class C, 8.60%, 1/15/21	381,511
189	Freddie Mac, Series 115, Class I, 7.00%, 2/15/21	188
8,831	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21	8,807
31,898	Freddie Mac, Series 1173, Class E, 6.50%, 11/15/21	31,881
28,037	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21	27,989
678,836	Freddie Mac, Series 2478, Class BG, 5.00%, 12/15/21	677,034
242,448	Freddie Mac, Series 2516, Class EC, 5.00%, 2/15/22	241,000
38,727	Freddie Mac, Series 1228, Class M, 4.50%**, 3/15/22	38,697
14,897	Freddie Mac, Series 1217, Class I, 7.00%, 3/15/22	15,044
11,846	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	11,976
18,996	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22	19,003
14,899	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23	14,921
37,984	Freddie Mac, Series 1643, Class E, 6.50%, 5/15/23	38,053
45,968	Freddie Mac, Series 29, Class J, 7.00%, 9/25/23	46,191
10,955	Freddie Mac, Series 1599, Class C, 6.10%, 10/15/23	11,108
291,147	Freddie Mac, Series 2503 Class JD, 5.50%, 3/15/26	291,399
1,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26	1,029
10,635	Freddie Mac, Series 1998-1, Class PD, 6.25%, 8/20/27	10,624

164,825	Freddie Mac, Series 2061, Class TA, 5.25%, 10/15/27	164,691
384,069	Freddie Mac, Series 2113, Class QE, 6.00%, 11/15/27	388,032
44,164	Freddie Mac, Series 2527, Class LC, 5.00%, 12/15/28	44,087
216,612	Freddie Mac, Series 2517, Class DC, 5.00%, 5/15/29	216,450
49,852	Freddie Mac, Series 2535, Class PM, 4.25%, 6/15/29	49,609
1,210,976	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	1,188,186
64,778	Freddie Mac, Series 2398, Class DK, 6.50%, 1/15/31	64,702
346,517	Freddie Mac, Series 2523, Class BD, 6.00%, 1/15/32	351,215
217,641	Freddie Mac, Series T-60, Class 1A4B, 5.34%, 3/25/44	217,175
114,021	GMAC Mortgage Corporation Loan Trust, Series 2003-J1, Class A8, 4.25%, 3/25/18	113,633
801,951	GMAC Mortgage Corporation Loan Trust, Series 2003-J1, Class A3, 5.25%, 3/25/18	800,765
967	Government National Mortgage Assoc., 8.00%, 8/15/06, Pool #11277	978
625	Government National Mortgage Assoc., 8.00%, 9/15/06, Pool #11926	632
1,306	Government National Mortgage Assoc., 8.00%, 10/15/06, Pool #11931	1,321
1,293	Government National Mortgage Assoc., 8.00%, 10/15/06, Pool #12265	1,308
4,947	Government National Mortgage Assoc., 8.00%, 11/15/06, Pool #13173	5,003
2,423	Government National Mortgage Assoc., 8.00%, 11/15/06, Pool #13379	2,451
3,491	Government National Mortgage Assoc., 8.00%, 2/15/07, Pool #15008	3,575
12,684	Government National Mortgage Assoc., 8.00%, 8/15/07, Pool #19641	12,989
3,967	Government National Mortgage Assoc., 8.00%, 8/15/07, Pool #18730	4,062
723	Government National Mortgage Assoc., 8.00%, 9/15/07, Pool #19103	740
7,615	Government National Mortgage Assoc., 8.00%, 11/15/07, Pool #20059	7,798
4,379	Government National Mortgage Assoc., 8.00%, 11/15/07, Pool #21277	4,484
3,473	Government National Mortgage Assoc., 8.00%, 12/15/07, Pool #20866	3,557
2,737	Government National Mortgage Assoc., 8.00%, 12/15/07, Pool #20455	2,803
6,356	Government National Mortgage Assoc., 8.00%, 12/15/07, Pool #14999	6,509
6,309	Government National Mortgage Assoc., 8.00%, 2/15/08, Pool #23055	6,504
1,593	Government National Mortgage Assoc., 8.00%, 2/15/08, Pool #22610	1,642

1,522	Government National Mortgage Assoc., 6.50%, 7/15/23, Pool #350795	1,585
1,427	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	1,514
1,091	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	1,144
1,327	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	1,382
6,248	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #423563	6,689
26,453	Government National Mortgage Assoc., 4.13%, 12/20/27, Pool #80141	26,707
24,985	Government National Mortgage Assoc., 4.63%**, 2/20/16, Pool #8103	25,277
43,422	Government National Mortgage Assoc., 4.13%**, 12/20/18, Pool #8437	43,827
19,792	Government National Mortgage Assoc., 4.13%**, 12/20/21, Pool #8889	20,017
51,358	Government National Mortgage Assoc., 4.38%**, 1/20/23, Pool #8123	51,606
59,988	Government National Mortgage Assoc., 4.38%**, 1/20/25, Pool #8585	60,489
41,712	Government National Mortgage Assoc., 4.38%**, 1/20/25, Pool #8580	42,015
27,752	Government National Mortgage Assoc., 4.38%**, 3/20/26, Pool #8832	27,964
1,245	Government National Mortgage Assoc., 7.00%**, 11/20/26, Pool #2320	1,305
35,140	Government National Mortgage Assoc., 4.25%**, 3/20/29, Pool #80263	35,365
71,236	Government National Mortgage Assoc., 4.00%**, 11/20/29, Pool #876947	71,680
288,392	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33	285,158
782,257	GSR Mortgage Loan Trust, Series 2003-3F, Class 1A2, 5.00%, 4/25/33	775,301
999,948	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 4.63%**, 4/25/35	993,073
531,753	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 4.63%**, 8/25/34	530,718
357,040	Master Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33	358,949
871,788	Master Alternative Loans Trust, Series 2004-5, Class 6A1, 7.00%, 6/25/34	878,641
593,733	Master Asset Securitization Trust, Series 2002-8, Class 1A2, 5.25%, 12/25/17	593,684

1,542,537	Master Asset Securitization Trust, Series 2003-3, Class 2A1, 5.00%, 4/25/18	1,505,104
405,558	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	403,418
582,262	Master Asset Securitization Trust, Series 2003-8, Class 3A9, 5.25%, 9/25/33	567,901
2,567,820	Master Asset Securitization Trust, Series 2004-9, Class 2A1, 5.50%, 9/25/34	2,564,570
99,051	Merrill Lynch Mortgage Investors, Inc., Series 2004-A2, Class 1A, 3.80%**, 7/25/34	97,776
364,288	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 4.09%**, 8/25/34	361,543
376,479	Prime Mortgage Trust, Series 2004-CL1, Class 2A1, 5.00%, 2/25/19	370,725
509,467	RACC, Series 2004-SP2, Class A1, 6.05%**, 1/25/32	512,866
108,970	Residential Accredit Loans, Inc., 6.25%, Series 2001-QS16, Class A2 11/25/31	108,747
84,132	Residential Accredit Loans, Inc., Series 2001-QS18, Class A1, 6.50%, 12/25/31	83,977
656,089	Residential Accredit Loans, Inc., Series 2002-QS19, Class A5, 4.20%, 12/25/32	626,679
953,478	Residential Accredit Loans, Inc., Series 2003-QS2, Class A6, 4.50%, 2/25/33	950,618
1,693,970	Residential Accredit Loans, Inc., Series 2004-QS11, Class A3, 5.50%, 8/25/34	1,689,537
880,923	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 5.40%**, 9/25/34	870,020
120,314	Residential Asset Mortgage Products, Inc, Series 2004-RS2, Class AI2, 3.35%, 8/25/29	119,034
681,093	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	692,487
197,604	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32	198,706
2,082,826	Residential Funding Mortgage Securities I, Series 2003-S2, Class A8, 4.75%, 2/25/33	2,083,397
490,727	Residential Funding Mortgage Securities I, Series 2003-S2, Class A1, 5.00%, 2/25/33	489,353
1,128,224	Residential Funding Mortgage Securities I, Series 2004-S6, Class 1A4, 5.50%, 6/25/34	1,118,517
559,367	Residential Funding Securities Corp., Series 2002-RM1, Class AI1, 5.50%, 12/25/17	557,740
111,624	Structured Adjustable Rate Mortgage Loan, Series 2004-1, Class 3A1, 5.14%**, 2/25/34	111,744

198,150	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	199,440
5,000	Structured Asset Securities Corp., Series 2001-17, Class A4, 6.50%, 12/25/31	4,983
10,040	Structured Asset Securities Corp., Series 2002-8A, Class 6A, 6.63%**, 5/25/32	10,097
289,840	Structured Asset Securities Corp., Series 2003-21, Class 1A3, 5.50%, 7/25/33	287,212
698,082	Structured Asset Securities Corp., Series 2004-20, Class 4A1, 6.00%, 11/25/34	699,362
7,000	Structured Mortgage Asset Residential Trust, Series 1992-12B, Class G, 7.60%, 1/25/24	7,029
119,351	Summit Mortgage Trust, Series 2001-1, Class B1, 6.29%**, 12/28/12	120,843
947,958	Wachovia Mortgage Loan Trust, LLC., Series 2005-A, Class 4A2, 5.34%**, 8/20/35	930,332
658,655	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	585,958
35,933	Washington Mutual, Series 2003-MS3, Class 1A17, 5.75%, 3/25/33	35,905
36,374	Washington Mutual, Series 2003-MS8, Class 1A7, 5.50%, 5/25/33	36,363
564,546	Washington Mutual, Series 2003-S3, Class 1A46, 5.00%, 6/25/33	556,363
928,464	Washington Mutual, Series 2003-S5, Class 1A1, 5.50%, 6/25/33	920,611
930,000	Washington Mutual, Series 2003-AR10, Class A5, 4.07%**, 10/25/33	911,363
668,394	Washington Mutual MSC Mortgage, Class 2002-MS7, Series 2A1, 5.50%, 10/25/17	667,677
751,884	Washington Mutual MSC Mortgage, Series 2002-MS8, Class 2A1, 5.25%, 12/25/17	731,789
325,402	Washington Mutual MSC Mortgage, Series 2003-MS2, Class 3A1, 5.00%, 3/25/18	318,588
328,451	Washington Mutual MSC Mortgage, Series 2001-MS15, Class 3A1, 6.25%, 1/25/32	327,942
43,217	Wells Fargo Alternative Loan Trust, Series 2002-1, Class 2A1, 6.25%, 8/25/32	43,196
762,793	Wells Fargo Mortgage Backed Securities Trust, Series 2003-1, Class 1A4, 5.00%, 2/25/18	749,488
72,775	Wells Fargo Mortgage Backed Securities Trust, Series 2003-3, Class 1A21, 5.25%, 4/25/33	72,622
130,370	Wells Fargo Mortgage Backed Securities Trust, Series 2003-4, Class A15, 5.50%, 6/25/33	130,304
365,327	Wells Fargo Mortgage Backed Securities Trust, Series 2003-9, Class 1A12, 5.25%, 8/25/33	360,983
146,427	Wells Fargo Mortgage Backed Securities Trust, Series 2004-W, Class A4, 4.60%**, 11/25/34	145,698

115,000	Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A3, 4.11%**, 8/25/34	113,591

Total Mortgage Backed Securities (Cost $83,526,581)		81,919,715

Corporate Bonds (7.0%):
Aerospace & Defense (0.5%):
1,250,000	Boeing Capital Corp., 5.75%, 2/15/07	1,262,900

Banking (1.6%):
500,000	JPMorgan Chase & Co., 6.50%, 1/15/09	521,146
1,000,000	Keycorp, 2.75%, 2/27/07	970,707
3,000,000	Keycorp, 4.39%**, 7/23/07	3,006,464

		4,498,317

Brokerage Services (0.3%):
700,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	698,747

Financial - Leasing Company (1.3%):
500,000	International Lease Finance Corp., 5.70%, 7/3/06	501,858
3,000,000	International Lease Finance Corp., 5.32%, 12/9/07	3,029,493

		3,531,351

Financial Services (3.0%):
50,000	Allstate Financial Global Funding II, 2.63%, 10/22/06	48,922
66,000	Commercial Credit Co., 6.13%, 12/1/05	66,003
2,000,000	General Electric Capital Corp., 2.85%, 1/30/06	1,995,346
1,000,000	Household Finance Corp., 7.70%, 7/15/22	1,022,802
500,000	Preferred Term Securities IX, 4.28%**, 4/3/33, Callable 4/3/08 @ 100*	500,000
2,615,000	Preferred Term Securities XIII, 4.63%**, 3/24/34, Callable 3/24/09 @ 100*	2,530,012
2,000,000	Preferred Term Securities XV, 5.46%**, 9/24/34, Callable 9/26/09 @ 100*	2,000,000
100,000	Texaco Capital, Inc., 5.70%, 12/1/08	100,000

		8,263,085

Telecommunications (0.3%):
750,000	GTE Southwest, Inc., 6.00%, 1/15/06	751,138

Total Corporate Bonds (Cost $19,071,149)		19,005,538

Taxable Municipal Bonds (0.1%):
Wisconsin (0.1%):
250,000	Green Bay, Wisconsin, 2.45%, 5/1/06, Callable 2/10/06 @ 100*	247,780

Total Taxable Municipal Bonds (Cost $248,309)		247,780

U.S. Government Agencies (35.1%):
Fannie Mae (9.4%):
5,100,000	2.63%, 9/29/06, Callable 9/29/06 @ 100*	5,017,345
40,000	2.70%, 10/6/06, Callable 1/20/06 @ 100*	39,351

395,000	2.77%, 12/29/06, Callable 12/29/05 @ 100*	387,137
145,000	3.00%, 2/20/07, Continuously Callable @ 100	142,123
100,000	3.38%, 5/15/07, Callable 5/15/06 @ 100*	98,130
50,000	3.25%, 8/13/07, Callable 1/20/06 @ 100*	48,822
460,000	2.79%, 10/12/07, Callable 4/12/06 @ 100*	444,399
225,000	3.50%, 12/17/07, Callable 1/20/06 @ 100*	220,192
100,000	3.00%, 1/8/08, Callable 1/20/06 @ 100*	96,393
100,000	4.13%**, 1/28/08, Callable 1/28/06 @ 100*	98,982
376,000	2.50%**, 3/25/08	364,384
2,000,000	4.00%**, 4/25/08, Callable 4/26/06 @ 100*	1,990,342
115,000	3.50%**, 5/13/08, Callable 1/23/06 @ 100*	113,240
1,000,000	4.00%, 7/7/08, Callable 4/7/06 @ 100*	993,318
105,000	3.50%, 8/25/08, Continuously Callable @ 100	103,180
1,250,000	4.02%, 8/26/08, Callable 2/26/06 @ 100*	1,225,460
93,000	3.38%, 8/27/08, Continuously Callable @ 100	89,741
87,000	3.38%, 9/23/08, Callable 1/23/06 @ 100*	84,802
133,000	3.75%**, 12/15/08, Callable 12/15/05 @ 100*	130,529
2,500,000	4.13%, 1/27/09, Callable 1/27/06 @ 100*	2,455,569
500,000	4.00%, 1/30/09, Continuously Callable @ 100	488,137
1,500,000	2.35%**, 3/30/09, Callable 3/30/06 @ 100*	1,485,393
200,000	4.00%**, 6/3/09, Callable 1/23/06 @ 100*	197,791
400,000	3.50%**, 9/16/09, Callable 3/16/06 @ 100*	393,722
865,000	3.30%**, 9/29/09, Callable 3/29/06 @ 100*	850,329
1,500,000	4.50%, 9/30/09, Continuously Callable @ 100*	1,475,771
50,000	3.50%**, 10/21/09, Callable 1/23/06 @ 100*	48,856
200,000	3.00%**, 12/9/09, Callable 12/09/05 @ 100*	196,718
69,000	3.50%**, 2/27/10, Callable 12/02/05 @ 100*	67,562
45,000	3.50%**, 3/10/10, Callable 3/10/06 @ 100*	44,121
1,000,000	4.50%**, 7/6/10, Callable 4/6/06 @ 100*	985,259
1,200,000	4.00%, 7/28/10, Callable 1/28/06 @ 100*	1,174,769
50,000	3.25%**, 8/10/10, Callable 2/10/06 @ 100*	49,416
40,000	4.38%**, 12/30/11, Callable 1/23/06 @ 100*	39,757
2,500,000	5.00%**, 9/24/13, Callable 12/24/05 @ 100*	2,455,286
340,000	4.25%**, 10/18/13, Callable 4/18/06 @100*	333,415

1,000,000	5.00%**, 11/28/14, Callable 2/28/06 @ 100*	985,502

		25,415,243

Federal Farm Credit Bank (1.2%):
100,000	3.25%, 12/15/06, Callable 12/15/05 @ 100*	98,564
100,000	3.38%, 9/24/07, Continuously Callable @ 100	97,685
500,000	3.45%, 9/24/07, Continuously Callable @ 100	489,050
100,000	3.00%, 4/1/08, Continuously Callable @ 100	96,221
2,300,000	3.97%, 6/17/08, Continuously Callable @ 100	2,256,021
300,000	3.50%, 7/28/08, Continuously Callable @ 100	290,761

		3,328,302

Federal Home Loan Bank (16.4%):
195,000	2.55%, 4/21/06	193,657
40,000	5.66%, 4/26/06	40,216
100,000	2.60%, 5/11/06, Callable 2/11/06 @ 100*	99,191
40,000	2.50%, 5/12/06, Callable 2/12/06 @ 100*	39,655
210,000	2.65%, 5/26/06, Continuously Callable @ 100	208,136
100,000	3.25%, 6/2/06, Callable 12/02/05 @ 100*	99,353
295,000	2.10%, 6/12/06, Continuously Callable @ 100	291,228
200,000	2.38%, 6/12/06, Callable 3/12/06 @100*	197,728
75,000	2.20%, 6/26/06, Callable 3/26/06 @ 100*	74,008
235,000	2.03%, 6/30/06, Callable 3/30/06 @ 100*	231,604
155,000	2.11%, 6/30/06, Callable 12/30/05 @ 100*	152,830
1,000,000	3.50%, 8/15/06	992,335
150,000	4.00%, 8/24/06	149,250
250,000	3.00%**, 8/25/06, Continuously Callable @ 100	247,096
40,000	3.17%, 9/29/06, Continuously Callable @ 100	39,529
100,000	3.00%**, 9/29/06, Callable 12/29/05 @ 100*	99,137
50,000	2.80%, 10/16/06, Continuously Callable @ 100	49,201
100,000	2.50%**, 10/20/06, Callable 1/20/06 @ 100*	99,023
140,000	2.55%, 10/27/06, Callable 4/27/06 @ 100*	137,367
400,000	3.67%, 12/14/06, Callable 3/14/06 @ 100*	395,893
75,000	2.38%, 12/26/06, Callable 3/26/06 @ 100*	73,212
400,000	2.50%**, 12/26/06, Callable 3/26/06 @ 100*	392,409
200,000	3.00%**, 2/13/07, Callable 2/13/06 @ 100*	197,964
500,000	3.00%**, 2/19/07, Callable 3/19/06 @ 100 *	490,334
65,000	3.75%, 3/7/07, Callable 3/07/06 @ 100*	64,246
200,000	2.80%, 3/9/07, Continuously Callable @ 100	195,352
200,000	4.00%, 3/16/07, Callable 12/16/05 @ 100*	198,086
2,250,000	2.28%, 4/16/07	2,178,471
100,000	3.15%, 4/23/07, Continuously Callable @ 100	97,904

600,000	2.50%**, 4/27/07, Callable 1/27/06 @ 100*	584,919
350,000	3.15%, 4/27/07, Continuously Callable @ 100	342,599
200,000	4.13%, 4/27/07, Callable 1/27/06 @ 100*	198,316
200,000	3.00%, 4/30/07, Callable 1/30/06 @ 100*	195,340
1,490,000	3.09%, 4/30/07, Callable 1/30/06 @ 100*	1,457,092
100,000	3.28%, 5/9/07, Callable 2/9/06 @ 100*	98,010
550,000	3.00%**, 5/10/07, Callable 2/10/06 @ 100*	539,499
1,000,000	2.60%, 6/4/07, Continuously Callable @ 100	969,766
125,000	2.28%, 6/26/07, Callable 12/26/05 @ 100*	120,468
100,000	2.25%, 7/2/07, Continuously Callable @ 100	96,292
200,000	3.15%, 8/13/07, Continuously Callable @ 100	194,961
300,000	3.19%, 8/13/07, Callable 2/13/06 @ 100*	292,637
200,000	3.80%, 8/24/07	196,955
100,000	3.35%, 8/27/07, Callable 2/27/06 @ 100*	97,749
700,000	3.95%**, 9/24/07	690,860
100,000	3.60%, 10/19/07, Callable 1/19/06 @ 100*	97,981
500,000	3.45%, 11/9/07, Continuously Callable @ 100	488,222
300,000	3.25%**, 11/19/07, Callable 2/19/06 @ 100*	296,395
60,000	3.53%, 11/23/07, Callable 2/23/06 @ 100*	58,644
50,000	3.54%, 11/30/07, Continuously Callable @ 100	48,893
50,000	3.64%, 11/30/07, Callable 1/17/06 @ 100*	48,956
100,000	3.00%, 12/12/07, Callable 3/12/06 @ 100*	96,723
100,000	3.65%, 12/14/07, Callable 3/14/06 @ 100*	97,927
100,000	4.08%, 12/28/07, Callable 12/28/05 @ 100*	98,667
3,000,000	3.50%**, 1/25/08, Callable 1/25/06 @ 100*	2,968,741
1,000,000	4.03%, 1/28/08, Continuously Callable @ 100	986,019
1,500,000	4.00%, 2/1/08, Callable 2/1/06 @ 100*	1,476,716
250,000	3.02%, 3/12/08, Callable 12/12/05 @ 100*	240,858
250,000	3.00%, 4/1/08, Continuously Callable @ 100	240,518
100,000	3.10%**, 7/16/08, Callable 4/16/06 @ 100*	97,338
100,000	3.25%**, 7/24/08, Callable 1/24/06 @ 100*	98,145
250,000	3.40%, 7/30/08, Callable 1/30/06 @ 100*	241,659
150,000	3.51%, 8/4/08, Continuously Callable @ 100	145,354
400,000	3.50%**, 8/14/08, Callable 2/14/06 @ 100*	393,687
5,000,000	3.75%, 8/15/08	4,876,656
140,000	3.75%**, 8/20/08, Callable 2/20/06 @ 100*	137,619
100,000	4.20%, 9/2/08, Callable 1/17/06 @ 100*	98,369

250,000	3.25%, 9/24/08, Callable 3/24/06 @ 100*	248,206
100,000	5.00%**, 10/23/08	99,708
50,000	4.15%, 11/20/08, Callable 2/20/06 @ 100*	49,056
200,000	3.50%**, 11/28/08, Callable 2/28/06 @ 100*	196,716
50,000	4.00%, 12/1/08, Callable 1/17/06 @ 100*	48,840
290,000	3.50%**, 12/16/08, Callable 12/16/05 @ 100*	287,099
900,000	4.00%, 12/26/08, Callable 7/26/06 @ 100*	888,460
600,000	3.00%, 12/30/08, Callable 12/30/05 @ 100*	594,375
370,000	3.75%**, 5/12/09, Callable 2/12/06 @ 100*	366,512
250,000	3.00%**, 6/5/09, Callable 3/5/06 @ 100*	245,065
500,000	4.50%**, 8/17/09, Callable 2/17/06 @ 100*	494,642
200,000	2.75%**, 9/30/09, Callable 12/30/05 @ 100*	193,397
100,000	3.00%**, 10/15/09, Callable 4/15/06 @ 100*	97,322
100,000	3.25%**, 11/24/09, Callable 2/24/06 @ 100*	98,664
1,700,000	3.50%**, 12/29/09, Callable 12/29/05 @ 100*	1,677,557
2,500,000	4.00%**, 2/25/10, Callable 2/25/06 @ 100*	2,460,846
500,000	4.13%**, 3/29/10, Callable 12/29/05 @ 100*	494,708
1,000,000	4.00%**, 4/12/10, Callable 4/12/06 @ 100*	995,618
500,000	4.00%**, 6/30/10, Callable 3/30/06 @ 100*	492,679
150,000	3.00%**, 10/14/10, Callable 4/14/06 @ 100*	146,961
100,000	3.50%**, 12/9/11, Callable 12/09/05 @ 100*	97,745
300,000	3.25%**, 12/30/11, Callable 3/30/06 @ 100*	292,552
200,000	3.25%**, 7/10/13, Callable 4/10/06 @ 100*	188,665
1,000,000	3.50%**, 7/30/13, Callable 01/30/06 @ 100*	973,765
1,000,000	3.50%, 1/30/14, Callable 1/30/06 @ 100*	985,453
100,000	4.00%, 2/27/14, Callable 2/27/06 @ 100*	98,464
577,778	4.75%**, 4/30/14, Callable 1/30/06 @ 100*	568,203
100,000	4.00%**, 3/9/15, Callable 3/09/06 @ 100*	98,244
1,750,000	5.00%**, 10/20/15, Callable 1/20/06 @ 100*	1,746,500
2,000,000	5.00%**, 7/16/18, Callable 4/16/06 @ 100*	1,977,158

		44,337,145

Freddie Mac (8.1%):
25,000	5.95%, 1/19/06	25,047
25,000	5.83%, 2/9/06	25,069
6,000,000	2.63%, 5/19/06	5,941,793
50,000	3.25%, 11/24/06, Callable 5/24/06 @ 100*	49,301
500,000	3.05%, 1/19/07	491,073
5,000,000	4.40%, 8/22/07, Callable 8/22/06 @ 100*	4,967,765

100,000	3.00%, 1/23/08, Callable 1/23/06 @ 100*	96,544
100,000	3.50%, 3/12/08, Callable 3/12/06 @ 100*	97,377
1,000,000	3.25%, 5/14/08, Callable 5/14/06 @ 100*	965,738
500,000	3.25%, 6/23/08, Callable 12/23/05 @ 100*	490,711
520,000	3.00%, 7/9/08, Continuously Callable @ 100	498,150
150,000	3.75%**, 11/15/08, Callable 1/17/06 @ 100*	147,954
200,000	3.00%, 12/15/08, Callable 12/15/05 @ 100*	197,049
250,000	3.25%, 12/18/08, Continuously Callable @ 100	239,574
175,000	3.50%**, 8/15/09, Callable 1/17/06 @ 100*	172,300
750,000	5.00%, 9/1/09, Callable 3/01/06 @ 100*	746,466
200,000	2.50%**, 9/30/09, Callable 1/17/06 @ 100*	193,612
1,500,000	4.50%**, 11/18/09, Continuously Callable @ 100	1,487,102
2,000,000	4.85%, 12/1/09, Callable 12/1/05 @ 100*	1,988,078
200,000	3.50%**, 3/26/10, Callable 3/26/06 @ 100*	196,907
1,000,000	4.13%, 5/12/10	973,750
700,000	4.00%**, 12/15/10, Continuously Callable @ 100	692,661
1,000,000	4.50%, 12/16/10, Callable 12/16/05 @ 100*	978,669
400,000	4.00%**, 10/26/12, Callable 1/26/06 @ 100*	394,234

		22,056,924

Total U.S. Government Agencies (Cost $96,159,892)		95,137,614

U.S. Treasury Notes (17.9%):
10,000,000	1.88%, 12/31/05	9,982,330
6,000,000	1.50%, 3/31/06	5,948,670
11,000,000	2.25%, 4/30/06	10,911,483
10,000,000	2.75%, 6/30/06	9,909,380
8,000,000	2.50%, 10/31/06	7,863,752
2,000,000	3.13%, 4/15/09	1,919,610
2,000,000	3.63%, 7/15/09	1,947,032

Total U.S. Treasury Notes (Cost $48,804,049)		48,482,257

Investments in Affiliates (5.6%):
Investment Companies (5.6%):
7,074,165	American Performance Institutional Cash Management Fund	7,074,165
8,022,440	American Performance Institutional Treasury Fund	8,022,440

Total Investments in Affiliates (Cost $15,096,605)		15,096,605

Total Investments (Cost $273,772,226) (a) - 100.3%		271,626,681
Liabilities in excess of other assets - (0.3)%		(854,518)

NET ASSETS - 100.0%		$270,772,163

(a)	Represents cost for financial reporting purposes and differs form cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $164,625. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$995,721
Unrealized depreciation	(2,976,641)

Net unrealized depreciation	$(1,980,920)

(b)	Represents an illiquid security.

(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt form registration under the Securities Act of 1933, as amended.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

**	Represents variable rate investments. The rate presented is the rate in effect at November 30, 2005. The date presented reflects the final maturity date.

See notes to schedule of portfolio investments.

AMERICAN PERFORMANCE FUNDS
Intermediate Bond Fund
Schedule of Portfolio Investments
(Unaudited)	November 30, 2005

Shares or Principal Amount	Security Description	Value
Asset Backed Securities (5.6%):
415,829	ACLC Business Loan Receivables, Series 1998-1, Class A1I, 6.44%, 9/15/19	$403,224
404,229	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20	388,060
657,129	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21	632,692
730,523	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	754,852
175,287	Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20	181,641
500,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	471,156
435,735	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	448,014
1,000,000	Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13	1,026,453
901,374	Peachtree Franchise Loan, LLC., Series 1999-A, Class A1, 6.68%, 1/15/21	913,397

Total Asset Backed Securities (Cost $4,791,200)		5,219,489

Mortgage Backed Securities (22.0%):
1,000,000	ABFS Mortgage Loan Trust, Series 2002-1, Class A5, 6.51%, 12/15/32	1,013,952
102,646	Banc of America Funding Corp., Series 2004-B, Class 5A1, 5.24%, 11/20/34	101,609
634,573	Bank of America Alternative Loan Trust, Series 2004-4, Class 4A1, 5.75%, 5/25/34	632,977
182,838	Bank of America Mortgage Securities, Series 2003-1, Class 2A2, 5.25%, 2/25/18	182,335
210,616	Bank of America Mortgage Securities, Series 2003-9, Class 3A1, 5.00%, 12/25/18	205,943
71,123	Bear Stearns Mortgage Trust, Series 2002-5, Class 6A, 5.94%, 6/25/32	70,966
254,897	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 5.04%, 11/25/34	254,738
334,228	Cendant Mortgage Corporation, Series 2003-9, Class 1A6, 5.25%, 11/25/33	329,467
354,670	Chase Mortgage Finance Corp., Series 2003-S1, Class 2A1, 5.00%, 2/25/18	353,273

122,959	Chase Mortgage Finance Corp., Series 2003-S2, Class A1, 5.00%, 3/25/18	120,434
716,557	Citicorp Mortgage Securities, Inc., 5.25%, Series 2004-9, Class 1A9 12/25/34	718,349
111,230	Citigroup Mortgage Loan Trust, Inc., 6.75%, Series 2004-NCM1, Class 1A3 7/25/34	113,872
56,472	Countrywide Alternative Loan Trust, Series 2003-12CB, Class 2A1, 5.00%, 7/25/18	55,325
277,229	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	268,309
172,239	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	172,388
154,031	Countrywide Alternative Loan Trust, 6.00%, 2004-J1 1A1 2/25/34	154,000
955,661	Countrywide Home Loans, Series 2002-21, Class A1, 5.75%, 11/25/17	944,811
209,437	Countrywide Home Loans, Series 2002-J5, Class 1A14, 5.75%, 1/25/33	208,841
290,072	Countrywide Home Loans, Series 2003-1, Class 1A10, 5.25%, 3/25/33	289,384
304,962	Countrywide Home Loans, Series 2004-12, Class 12A1, 4.82%, 8/25/34	301,275
26,848	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-5, Class 2A1, 6.00%, 2/25/17	26,859
551,721	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	543,602
197,188	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18	197,095
322,271	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8 , Class 5A1, 6.50%, 4/25/33	324,288
264,944	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	263,396
1,007,538	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	979,345
496,630	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33	492,560
52,656	Fannie Mae, Series 1992-53, Class G, 7.00%, 4/25/07	53,085
2,098	Fannie Mae, Series 1992-196, Class J, 6.00%, 11/25/07	2,106
253,771	Fannie Mae, 6.50%, 12/1/11, Pool #E20275	261,238
371	Fannie Mae, Series 2002-27, Class GC, 6.00%, 5/25/17	375
2,671	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	2,846
30,722	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	31,620
11,076	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	11,760
6,508	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	7,004

21,054	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	22,374
24,523	Fannie Mae, Series D-32, Class L, 8.00%, 10/25/21	25,913
4,927	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	5,216
39,317	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	41,521
10,582	Fannie Mae, Series 1992-45, Class F, 4.48%, 4/25/22	10,481
223,677	Fannie Mae, 4.50%, 11/1/22, Pool #189916	228,356
64,861	Fannie Mae, 5.88%, 7/1/23, Pool #224951	66,856
52,920	Fannie Mae, Series 1999-7, Class D, 6.00%, 3/18/28	53,560
8,960	Fannie Mae, Series 2002-69, Class AC, 5.50%, 6/25/35	8,965
160,938	Fannie Mae, Series 2002-89, Class QE, 5.00%, 9/25/31	160,551
338,254	Fannie Mae, 5.36%, 4/1/32, Pool #638549	338,500
1,005,550	Fannie Mae, 4.97%, 2/1/33, Pool #683235	990,495
108,773	Fannie Mae, 4.11%, 9/1/33, Pool #739372	106,226
99,369	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42	102,384
384,498	First Horizon Mortgage Pass-Through Trust, Series 2002-7, Class 2A2, 5.25%, 12/25/17	382,516
7,005	Freddie Mac, Series 1176, Class H, 8.00%, 12/15/06	7,005
14,144	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	15,000
90,943	Freddie Mac, Series 2501, Class AM, 5.50%, 1/15/16	91,044
137,144	Freddie Mac, Series 2532, Class B, 5.00%, 9/15/16	136,800
7,250	Freddie Mac, Series 2419, Class QL, 5.50%, 3/15/17	7,249
97,715	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	92,452
115,560	Freddie Mac, Series 2390, Class TA, 6.00%, 11/15/20	115,996
16,795	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21	16,767
12,094	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21	12,065
15,097	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21	15,071
16,090	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21	16,093
563,137	Freddie Mac, Series 2568, Class KA, 4.25%, 12/15/21	547,442
139,420	Freddie Mac, Series 2556, Class TJ, 5.00%, 1/15/22	138,571
4,946	Freddie Mac, Series 1222, Class P, 3.58%, 3/15/22	4,936
23,263	Freddie Mac, Series 1264, Class I, 8.30%, 4/15/22	23,267
54,609	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	55,640
64,571	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	65,282
48,597	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22	49,516

18,913	Freddie Mac, Series 1617, Class PJ, 6.20%, 1/15/23	18,895
291,147	Freddie Mac, Series 2503 Class JD, 5.50%, 3/15/26	291,399
35,518	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26	36,855
42,539	Freddie Mac, Series 1998-1, Class PD, 6.25%, 8/20/27	42,495
590,956	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	579,835
30,402	Freddie Mac, Series 2462, Class JE, 6.50%, 11/15/30	30,520
428,360	Freddie Mac, Series 2517, Class BK, 5.00%, 2/15/31	427,958
113,159	Freddie Mac, Series 2702, Class GA, 6.00%, 2/15/32	113,711
72,905	GMAC Mortgage Corporation Loan Trust, Series 2003-J1, Class A3, 5.25%, 3/25/18	72,797
152	Government National Mortgage Assoc., 9.00%, 3/15/06, Pool #299211	155
3,235	Government National Mortgage Assoc., 9.00%, 12/15/06, Pool #316045	3,286
12,849	Government National Mortgage Assoc., 7.50%, 6/15/07, Pool #329595	13,119
106,550	Government National Mortgage Assoc., 6.00%, 1/15/09, Pool #371901	108,917
1,806	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	2,008
12,176	Government National Mortgage Assoc., 8.00%, 11/15/21, Pool #308330	13,020
11,534	Government National Mortgage Assoc., 8.00%, 2/15/22, Pool #319029	12,333
19,228	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	20,560
6,548	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	6,970
1,164	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	1,241
92,240	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	97,129
3,010	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	3,207
9,200	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	9,802
40,621	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	43,281
41,726	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #423563	44,667
72,014	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	77,090
18,918	Government National Mortgage Assoc., Series 1996-20, Class D, 7.50%, 9/16/26	19,893
1,072	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	1,123

51,144	Government National Mortgage Assoc., Series 2003-18, Class KB, 6.00%, 7/20/31	51,965
49,217	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32	49,130
8,576	Prudential Home Mortgage Securities, Series 1993-9, Class A11, 7.50%, 3/25/08	8,554
109,181	Residential Accredit Loans, Inc., 6.00%, 12/25/32	109,161
544,874	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	553,990
438,848	Residential Funding Mortgage Securities I, Series 2003-S1, Class A1, 5.00%, 1/25/18	436,970
702,471	Residential Funding Mortgage Securities I, Series 2003-S2, Class A8, 4.75%, 2/25/33	702,663
372,912	Residential Funding Securities Corp., Series 2002-RM1, Class AI1, 5.50%, 12/25/17	371,827
117,036	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	117,798
8,264	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30	8,235
32,000	Structured Asset Securities Corp., Series 2002-3, Class A4, 6.40%, 3/25/32	31,976
300,327	Structured Asset Securities Corp., Series 2002-6; Class 1A5, 6.50%, 4/25/32	300,287
20,000	Structured Asset Securities Corp., Series 2002-15, Class A4, 6.00%, 8/25/32	19,979
441,706	Structured Mortgage Loan, Series 2004-3AC, Class A1, 4.94%, 3/25/34	438,660
473,979	Wachovia Mortgage Loan Trust, LLC., Series 2005-A, Class 4A2, 5.33%, ** 8/20/35	465,166
34,241	Washington Mutual, Series 2003-AR5, Class A5, 3.84%, 6/25/33	33,851
67,746	Washington Mutual, Series 2003-S3, Class 1A31, 5.25%, 6/25/33	67,582
164,588	Washington Mutual MSC Mortgage, Series 2002-MS6, Class 3A1, 6.50%, 9/25/32	163,267
20,000	Wells Fargo Mortgage Backed Securities, Series 2003-03, Class 1A7, 5.25%, 4/25/33	19,926
889,925	Wells Fargo Mortgage Backed Securities Trust, Series 2003-1, Class 1A4, 5.00%, 2/25/18	874,403

Total Mortgage Backed Securities (Cost $20,902,406)		20,561,193

Corporate Bonds (10.7%):
Airlines (0.3%):
250,000	Delta Air Lines, 6.42%, 7/2/12	254,273

Banking (2.3%):
400,000	Keycorp, 2.75%, 2/27/07	388,283
1,750,000	Keycorp, 4.39%**, 7/23/07	1,753,771

		2,142,054

Brokerage Services (0.9%):
200,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	199,642
250,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	256,103
365,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	400,587

		856,332

Electric Integrated (0.1%):
100,000	Virginia Electric & Power Co., 8.25%, 3/1/25, Callable 12/30/05 @ 103.48*	103,625

Financial - Leasing Company (1.6%):
500,000	International Lease Finance Corp., 5.70%, 7/3/06	501,858
1,000,000	International Lease Finance Corp., 5.32%, 12/9/07	1,009,831

		1,511,689

Financial Services (5.2%):
50,000	Household Finance Corp., 6.80%, 5/15/11	52,459
75,000	Household Finance Corp., 6.60%, 6/15/11	77,967
331,000	Household Finance Corp., 7.50%, 6/15/22, Callable 6/15/07 @ 100*	336,580
500,000	Household Finance Corp., 7.70%, 7/15/22	511,401
300,000	Household Finance Corp., 7.40%, 8/15/22	304,942
500,000	I-Preferred Term Securities, 5.45%, 12/11/32, Callable 12/11/07 @ 100*	500,000
500,000	Preferred Term Securities IX, 4.28%, 4/3/33, Callable 4/3/08 @ 100*	500,000
500,000	Preferred Term Securities XI, 5.49%, 9/24/33, Callable 9/24/08 @ 100*	500,000
2,000,000	Preferred Term Securities XV, 5.46%, 9/24/34, Callable 9/26/09 @100*	1,999,999

		4,783,348

Telecommunications (0.3%):
50,000	Qwest Corp., 6.88%, 9/15/33	49,820
250,000	Southwestern Bell Telephone Co., 6.29%, 9/29/10	258,211

		308,031

Total Corporate Bonds (Cost $9,934,686)		9,959,352

Taxable Municipal Bonds (2.9%):
California (0.6%):
500,000	Monrovia Redevelopment Agency Tax Allocation, 6.90%, 5/1/17, Callable 5/1/08 @ 102*, Insured by: AMBAC	528,125

Georgia (1.1%):
1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 12/1/28, Callable 12/1/07 @ 102*, Insured by: FSA	1,061,250

Louisiana (1.1%):
1,000,000	Orleans Parish School Board, Revenue, Series A, 6.50%, 2/1/06, Insured by: FGIC	1,002,510

Wisconsin (0.1%):
130,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 11/1/08 @ 100*	129,350

Total Taxable Municipal Bonds (Cost $2,619,518)		2,721,235

U.S. Government Agencies (40.2%):
Fannie Mae (11.3%):
2,500,000	2.63%, 9/29/06, Callable 9/29/06 @ 100*	2,459,482
80,000	3.00%, 1/15/08, Callable 1/23/06 @ 100*	77,264
250,000	3.21%, 7/23/08, Callable 1/23/06 @ 100*	240,596
50,000	4.05%, 12/15/08, Callable 12/15/05 @ 100*	49,498
70,000	3.00%, 3/15/09, Callable 1/23/06 @ 100*	68,338
125,000	3.00%, 3/25/09, Callable 1/23/06 @ 100*	118,324
1,500,000	2.35%**, 3/30/09, Callable 3/30/06 @ 100*	1,485,392
50,000	4.00%**, 9/8/09, Callable 9/08/06 @ 100*	49,250
55,000	4.38%**, 10/28/09, Callable 4/28/06 @ 100*	54,175
35,000	3.00%, 4/8/10, Callable 1/23/06 @ 100*	33,556
100,000	3.50%, 4/29/10, Callable 1/23/06 @ 100*	98,250
50,000	3.38%**, 7/22/10, Callable 1/23/06 @ 100*	49,313
1,000,000	4.00%, 7/28/10, Callable 1/28/06 @ 100*	978,974
85,000	3.25%, 2/10/11, Callable 1/23/06 @ 100*	83,048
145,000	3.00%**, 9/2/11, Callable 1/23/06 @ 100*	141,375
750,000	4.00%**, 11/10/11, Callable 2/10/06 @ 100*	737,720
115,000	4.00%**, 12/16/11, Callable 1/23/06 @ 100*	113,563
100,000	3.50%, 2/24/12, Callable 1/23/06 @ 100*	96,805
85,000	4.25%**, 10/19/12, Callable 4/19/06 @ 100*	83,619
50,000	4.00%**, 11/19/12, Callable 5/19/06 @ 100*	48,750
200,000	4.00%, 8/23/13, Callable 1/23/06 @ 100*	195,000
1,000,000	5.00%**, 9/24/13, Callable 12/24/05 @ 100*	982,113
100,000	4.00%**, 2/18/14, Callable 1/23/06 @ 100*	97,875
1,000,000	5.00%**, 4/11/14, Callable 4/11/06 @ 100*	977,500
123,000	4.00%**, 4/22/14, Callable 1/23/06 @ 100*	120,127
55,000	4.00%**, 7/15/14, Callable 1/23/06 @ 100*	53,556
750,000	5.00%**, 11/28/14, Callable 2/28/06 @ 100*	739,127
60,000	4.00%**, 3/23/15, Callable 1/23/06 @ 100*	58,425
223,000	4.13%**, 12/26/18, Callable 12/26/08 @ 100*	215,753

		10,595,981

Federal Farm Credit Bank (1.2%):
100,000	3.00%, 5/28/08, Callable 1/18/06 @ 100*	95,949

1,000,000	3.97%, 6/17/08, Continuously Callable @ 100	980,879

		1,076,828

Federal Home Loan Bank (19.2%):
2,000,000	3.00%, 5/15/06	1,987,388
300,000	3.50%, 8/15/06	297,701
500,000	3.09%, 4/30/07, Callable 1/30/06 @ 100*	488,957
500,000	3.95%**, 9/24/07	493,472
100,000	3.05%, 1/23/08, Callable 1/23/06 @ 100*	96,610
100,000	3.70%, 3/10/08, Callable 1/17/06 @ 100*	97,758
250,000	3.02%, 3/12/08, Callable 12/12/05 @ 100*	240,858
65,000	3.63%, 4/23/08, Callable 1/17/06 @ 100*	63,320
180,000	4.10%, 7/14/08, Callable 1/17/06 @ 100*	176,879
100,000	3.51%, 8/4/08, Continuously Callable @ 100	96,903
100,000	4.13%, 8/4/08, Callable 1/17/06 @ 100*	98,277
50,000	4.13%, 8/5/08, Callable 1/17/06 @ 100*	49,137
181,818	3.80%, 8/11/08, Callable 1/17/06 @ 100*	177,383
50,000	4.00%, 8/13/08, Callable 1/17/06 @ 100*	49,001
450,000	3.75%, 8/15/08	438,899
120,000	3.50%, 12/12/08, Callable 12/12/05 @ 100*	115,801
100,000	3.00%, 12/19/08, Callable 3/19/06 @ 100*	97,070
150,000	3.50%, 12/26/08, Callable 3/26/06 @ 100*	144,677
150,000	4.00%, 12/26/08, Callable 7/26/06 @ 100*	148,077
550,000	3.00%, 12/30/08, Callable 12/30/05 @ 100*	544,844
40,000	3.51%, 1/30/09, Callable 1/30/06 @ 100*	38,550
100,000	3.60%, 4/8/09, Callable 1/17/06 @ 100*	96,379
250,000	3.00%, 4/29/09, Callable 1/29/06 @ 100*	243,125
100,000	3.00%, 4/29/09, Callable 1/29/06 @ 100*	98,049
2,500,000	3.50%, 6/19/09, Callable 3/19/06 @ 100*	2,397,315
50,000	4.52%, 8/26/09, Callable 1/25/06 @ 100*	49,250
250,000	4.35%, 9/1/09, Callable 1/25/06 @ 100	245,000

100,000	3.50%**, 9/24/09, Callable 3/24/06 @ 100*	97,750
500,000	4.00%, 3/17/10, Callable 12/17/05 @ 100*	493,901
900,000	4.00%**, 4/12/10, Callable 4/12/06 @ 100*	896,056
500,000	4.00%**, 6/30/10, Callable 3/30/06 @ 100*	492,679
250,000	2.50%, 7/30/10, Callable 1/30/06 @ 100*	248,722
500,000	4.00%**, 12/9/11, Callable 12/9/05 @ 100*	492,360

2,590,000	5.25%, 8/22/12, Callable 8/22/06 @ 100*	2,559,388
200,000	4.25%, 6/26/13, Callable 3/26/06 @ 100*	192,000
750,000	5.20%, 9/20/13, Callable 3/20/06 @ 100*	731,295
611,111	4.75%**, 4/30/14, Callable 1/30/06 @ 100*	600,984
200,000	4.00%**, 6/26/15, Callable 3/26/06 @ 100*	194,000
900,000	5.00%**, 10/20/15, Callable 1/20/06 @ 100*	898,200
1,000,000	5.00%**, 7/16/18, Callable 4/16/06 @100*	988,579

		17,956,595

Freddie Mac (8.5%):
2,550,000	2.63%, 5/19/06	2,525,261
500,000	3.05%, 1/19/07	491,073
100,000	3.38%, 4/23/08, Callable 1/17/06 @ 100*	96,942
200,000	3.00%, 6/18/08, Callable 12/18/05 @ 100*	196,436
167,000	3.00%**, 11/10/08, Callable 1/17/06 @ 100*	163,549
150,000	3.00%, 12/15/08, Callable 12/15/05 @ 100*	147,787
90,000	4.00%**, 12/15/08, Callable 1/17/06 @ 100*	89,213
1,000,000	5.00%, 9/1/09, Callable 3/01/06 @ 100*	995,288
100,000	3.25%**, 1/15/10, Callable 1/17/06 @ 100*	98,375
70,000	3.38%, 11/30/10, Callable 1/17/06 @ 100*	69,260
200,000	4.00%**, 12/15/10, Continuously Callable @ 100	197,903
500,000	4.55%, 1/20/11, Callable 1/20/06 @ 100*	493,947
100,000	3.25%, 3/15/11, Callable 1/17/06 @ 100*	97,175
10,000	6.38%, 8/1/11, Callable 8/1/06 @ 100*	10,058
100,000	3.50%**, 9/26/11, Callable 1/17/06 @ 100*	98,125
500,000	4.00%, 2/10/12, Callable 2/10/06 @ 100*	490,674
150,000	4.00%, 9/17/12, Callable 1/17/06 @ 100*	145,891
100,000	4.13%, 10/15/13, Callable 1/17/06 @ 100*	98,697
1,000,000	4.00%, 10/28/13, Callable 1/17/06 @ 100*	972,392
100,000	4.25%**, 1/15/14, Callable 1/17/06 @ 100*	98,500
158,000	4.13%**, 10/7/16, Callable 1/17/06 @ 100*	153,853
105,000	4.00%**, 1/28/19, Callable 1/17/06 @ 100*	101,588
100,000	4.63%**, 10/18/19, Callable 1/17/06 @ 100*	97,108

		7,839,882

Total U.S. Government Agencies (Cost $37,920,981)		37,469,285

U.S. Treasury Bonds (3.5%):
1,500,000	5.50%, 8/15/28	1,644,668
1,500,000	5.38%, 2/15/31	1,648,125

Total U.S. Treasury Bonds (Cost $3,119,194)		3,292,793

U.S. Treasury Notes (11.1%):
2,800,000	3.50%, 11/15/06	2,775,717
1,750,000	3.00%, 12/31/06	1,723,409
2,000,000	3.25%, 8/15/08	1,941,562
5,000	3.13%, 4/15/09	4,799
1,000,000	3.63%, 7/15/09	973,516
500,000	4.25%, 8/15/13	491,485
1,000,000	4.13%, 5/15/15	968,125
1,480,000	4.25%, 8/15/15	1,446,585

Total U.S. Treasury Notes (Cost $10,503,845)		10,325,198

Investments in Affiliates (3.7%):
Investment Companies (3.7%):
1,953,201	American Performance Institutional Cash Management Fund	1,953,201
1,481,805	American Performance Institutional Treasury Fund	1,481,805

Total Investments in Affiliates (Cost $3,435,006)		3,435,006

Total Investments (Cost $93,226,836) (a) - 99.7%		92,983,551
Other assets in excess of liabilities - 0.3%		277,978

NET ASSETS - 100.0%		$93,261,529

(a)	Represents cost for federal income tax and financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $82,724. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$872,107
Unrealized depreciation	$(1,032,668)

Net unrealized depreciation	$(160,561)

(b)	Represents an illiquid security

Issue Description	Acquitition Date	Cost	Value per Share	Percent of Fund Net Assets
ACLC Business Loan Receivables Trust, Series 1998-1, Class A11, 6.44%, 9/15/19	12/24/2003	$463,558	$0.99	0.52%
ACLC Business Loan Receivables Trust, Series 1998-2, Class A3, 6.69%, 4/15/20	7/15/2003	382,813	0.96	0.44%
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	7/30/2003	713,145	0.98	0.74%
Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	9/24/2003	698,653	1.02	0.84%
Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20	8/12/2003	184,267	1.00	0.22%
Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	7/7/2003	405,000	0.91	0.50%
Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	7/21/2003	457,050	1.01	0.51%
Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13	10/15/2003	767,500	0.89	0.98%
Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	10/29/2003	934,032	1.02	1.07%

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

**	Variable rate investments. The rate presented is the rate in effect at November 30, 2005. The date presented reflects the final maturity date.

AMBAC	- American Municipal Bond Assurance Corporation

FGIC	- Financial Guaranty Insurance Corporation

FSA	- Financial Security Assurance

GO	- General Obligations Bond

The Fund holds a significant number of securities with long-term maturities. The investment advisor’s intent is to keep the Fund’s effective maturity between 3-10 years

See notes to schedule of portfolio investments.

AMERICAN PERFORMANCE FUNDS
Bond Fund
Schedule of Portfolio Investments
(Unaudited)	November 30, 2005

Shares or Principal Amount	Security Description	Value
Asset Backed Securities (6.4%):
415,829	ACLC Business Loan Receivables, Series 1998-1, Class A1I, 6.44%, 9/15/19	$403,224
202,114	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20	194,030
541,165	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21	521,040
521,802	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	539,181
175,287	Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20	181,641
250,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	235,578
283,228	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	291,209
500,000	Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13	513,226
489,317	Peachtree Franchise Loan, LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	495,844

Total Asset Backed Securities (Cost $3,139,737)		3,374,973

Mortgage Backed Securities (14.9%):
525,000	ABFS Mortgage Loan Trust, Series 2002-1 , Class A5, 6.51%, 12/15/32	532,325
216,457	ABN AMRO Mortgage Corp., Series 2003-7, Class A2, 5.00%, 7/25/18	212,355
101,824	Chase Mortgage Finance Corp., Series 2003-S2, Class A1, 5.00%, 3/25/18	99,734
5,993	Chase Mortgage Finance Corp., Series 2002-S8, Class 2A1, 6.50%, 8/25/29	6,113
358,279	Citicorp Mortgage Securities, Inc., 5.25%, Series 2004-9, Class 1A9 12/25/34	359,174
53,696	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-5, Class 2A1, 6.00%, 2/25/17	53,717
149,924	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	147,718
35,159	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 2A1, 5.00%, 12/25/32	35,078
209,630	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-11, Class 1A3, 4.50%, 6/25/33	208,074

264,944	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	263,396
190,328	Fannie Mae, 6.50%, 12/1/11, Pool #E20275	195,928
113,353	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	116,868
142,340	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	147,428
20,922	Fannie Mae, Series 1997-42, Class EN, 7.25%, 7/18/27	21,524
54,856	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	55,443
24,923	Fannie Mae, Series 2001-60, Class PM, 6.00%, 3/25/30	24,983
3,232	Fannie Mae, Series 2001-61, Class PE, 6.50%, 10/25/30	3,224
518,475	Fannie Mae, 4.97%, 2/1/33, Pool #683235	510,712
41,250	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	41,349
141,443	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	149,996
97,715	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	92,452
127	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21	127
2,331	Freddie Mac, Series 1255, Class H, 8.50%, 4/15/22	2,335
40,670	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	41,438
17,902	Freddie Mac, Series 54, Class C, 7.75%, 3/18/25	18,558
291,147	Freddie Mac, Series 2503 Class JD, 5.50%, 3/15/26	291,399
10,635	Freddie Mac, Series 1998-1, Class PD, 6.25%, 8/20/27	10,624
32,965	Freddie Mac, Series 2061, Class TA, 5.25%, 10/15/27	32,938
561,846	Freddie Mac, Series 1999, Class PU, 7.00%, 10/15/27	582,264
56,127	Freddie Mac, Series 2462, Class JE, 6.50%, 11/15/30	56,345
235,348	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	237,266
2,935	Freddie Mac, Series 2422, Class MC, 6.50%, 4/15/31	2,939
2,595	Government National Mortgage Assoc., 10.50%, 11/15/15, Pool #268347	2,884
17,738	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	19,375
40,414	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	42,567
51,625	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	54,871
8,809	Government National Mortgage Assoc., 7.50%, 12/15/25, Pool #401510	9,333
42,262	Government National Mortgage Assoc., 8.00%, 5/15/26, Pool #428480	45,241
1,455	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	1,557

8,480	Government National Mortgage Assoc., Series 1996-15, Class H, 7.50%, 8/16/26	8,797
47,954	Government National Mortgage Assoc., Series 1996-20, Class J, 7.50%, 9/20/26	49,811
104,369	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	109,657
298,060	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	297,260
363,249	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	369,326
391,760	Salomon Brothers Mortgage Securities, Series 2002-UST1, Class A1, 6.50%, 9/25/16	390,775
51,000	Structured Asset Securities Corp., Series 2002-15, Class A4, 6.00%, 8/25/32	50,946
418,947	Structured Asset Securities Corporation, 5.50%, Series 2004-3 Class 3A1 3/25/19	418,030
166,260	Structured Mortgage Asset Residential Trust, 6.00%, Series 2003-1, Class 2A1 2/25/18	167,579
236,990	Wachovia Mortgage Loan Trust, LLC., Series 2005-A, Class 4A2, 5.33%**, 8/20/35	232,583
26,419	Washington Mutual MSC Mortgage, Series 2001-MS15, Class 2A2, 6.00%, 1/25/17	26,335
63,346	Washington Mutual MSC Mortgage, Series 2002-MS9, Class 2A2, 5.25%, 12/25/17	63,153
589,382	Wells Fargo Mortgage Backed Securities, Series 2004-5, Class 1A1, 5.00%, 6/25/19	575,875
84,826	Wells Fargo Mortgage Backed Securities, Series 2004-7, Class 2A2, 5.00%, 7/25/19	83,209
246,433	Wells Fargo Mortgage Backed Securities Trust, Series 2003-2, Class A6, 5.25%, 2/25/18	244,100

Total Mortgage Backed Securities (Cost $7,881,019)		7,817,088

Corporate Bonds (16.4%):
Airlines (0.5%):
250,000	Delta Air Lines, 6.42%, 7/2/12	254,273

Banking (0.8%):
381,000	JPMorgan Chase & Co., 7.00%, 11/15/09	407,548

Brokerage Services (2.8%):
200,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	199,642
500,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	512,205
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	768,250

		1,480,097

Financial Services (9.6%):
100,000	American International Group Inc., 4.25%, 5/15/13	94,382

500,000	General Electric Capital Corp., 7.50%, 6/15/09	539,619
545,000	General Electric Capital Corp., 5.45%, 1/15/13	554,892
150,000	Household Finance Corp., 6.50%, 11/15/08	155,992
145,000	Household Finance Corp., 7.25%, 6/15/17	145,107
5,000	Household Finance Corp., 7.50%, 3/15/22, Callable 3/15/07 @100*	5,066
13,000	Household Finance Corp., 7.60%, 4/15/22, Callable 4/15/07 @100*	13,211
20,000	Household Finance Corp., 7.30%, 5/15/22, Callable 5/15/07 @100*	20,209
281,000	Household Finance Corp., 7.40%, 8/15/22	285,629
240,000	Household Finance Corp., 7.45%, 8/15/22, Callable 8/15/07 @100*	244,302
500,000	I-Preferred Term Securities, 5.45%, 12/11/32, Callable 12/11/07 @ 100*	500,000
1,000,000	Preferred Term Securities IX, 5.27%, 4/3/33, Callable 4/3/08 @ 100*	1,000,000
500,000	Preferred Term Securities XI, 5.49%, 9/24/33, Callable 9/24/08 @ 100*	500,000
1,000,000	Preferred Term Securities XV, 5.46%, 9/24/34, Callable 9/26/09 @100*	999,999

		5,058,408

Telecommunications (2.6%):
1,000,000	Alltel Corp., 7.00%, 3/15/16	1,102,571
126,000	Qwest Corp., 6.88%, 9/15/33, Callable 9/15/05 @ 101.76*	125,546
135,000	Qwest Corp., 6.88%, 9/15/33	134,514
75,000	GTE South Inc., 7.50%, 3/15/26 Callable 3/15/06 @ 103.1	77,649

		1,440,280

Total Corporate Bonds (Cost $8,451,642)		8,640,606

Taxable Municipal Bonds (7.3%):
California (0.8%):
400,000	Monrovia Redevelopment Agency Tax Allocation, 6.90%, 5/1/17, Callable 5/1/08 @ 102*, Insured by: AMBAC	422,500

Colorado (2.4%):
1,195,000	Boulder County Colorado Development Revenue, Series B, 7.63%, 9/1/21, Callable 9/1/07 @ 100*, Insured by: AMBAC	1,259,231

Georgia (2.0%):
1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 12/1/28, Callable 12/1/07 @ 102*, Insured by: FSA	1,061,250

Missouri (1.8%):
905,000	St. Louis Missouri Municipal Finance Corp., Firemens’ Retirement System Revenue, 6.55%, 8/1/09, Insured by: MBIA	957,038

Wisconsin (0.3%):
135,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 11/1/08 @ 100*	134,325

Total Taxable Municipal Bonds (Cost $3,618,814)		3,834,344

U.S. Government Agencies (33.1%):
Fannie Mae (11.2%):
1,000,000	2.63%, 9/29/06, Callable 9/29/06 @ 100	983,793
500,000	4.00%, 7/28/10, Callable 1/28/06 @ 100*	489,487
250,000	4.13%, 9/14/12, Callable 12/14/05 @ 100*	245,938
1,250,000	4.16%, 6/11/13, Continuously Callable @ 100	1,179,685
500,000	4.50%**, 7/6/10, Callable 4/6/06 @ 100*	492,630
500,000	4.00%**, 11/10/11, Callable 2/10/06 @ 100*	491,813
110,000	4.13%**, 5/13/13, Callable 1/19/06 @ 100*	107,786
750,000	5.00%**, 9/24/13, Callable 12/24/05 @ 100*	736,586
500,000	5.00%**, 4/11/14, Callable 4/11/06 @ 100*	488,750
51,000	4.13%**, 8/25/14, Callable 1/19/06 @ 100*	49,768
500,000	5.00%**, 11/28/14, Callable 2/28/06 @ 100*	492,751
50,000	4.00%**, 4/12/16, Callable 1/19/06 @ 100*	48,395
100,000	4.00%**, 3/8/17, Callable 1/19/06 @ 100*	96,458

		5,903,840

Federal Farm Credit Bank (0.5%):
250,000	3.97%, 6/17/08, Continuously Callable @ 100	245,220

Federal Home Loan Bank (11.4%):
100,000	3.30%, 5/28/08, Callable 1/13/06 @ 100	96,612
140,000	2.75%, 6/26/08, Callable 3/26/06 @ 100*	136,798
100,000	3.35%, 7/30/08, Callable 1/30/06 @ 100	96,545
150,000	4.00%, 12/26/08, Callable 7/26/06 @ 100*	148,077
300,000	2.50%**, 4/15/09, Callable 10/16/06 @ 100*	293,777
250,000	4.00%, 4/12/10, Callable 4/12/06 @ 100*	248,905
135,000	3.00%, 7/16/10, Callable 4/16/06 @ 100*	129,675
250,000	4.00%**, 6/30/10, Callable 3/30/06 @ 100*	246,340
100,000	4.25%**, 11/21/11, Callable 2/21/06 @ 100*	97,802
350,000	5.00%, 4/30/12, Callable 1/30/06 @100*	343,982
1,400,000	5.25%, 8/22/12, Callable 8/22/06 @ 100*	1,383,453
100,000	4.00%, 7/30/13, Callable 01/30/06 @ 100*	95,922
500,000	5.20%, 9/20/13, Callable 3/20/06 @ 100	487,530

500,000	4.00%, 2/27/14, Callable 2/27/06 @ 100*	492,321
420,000	4.00%, 3/24/14, Callable 3/24/06 @100*	410,979
200,000	5.28%, 10/17/14, Callable 4/17/06 @ 100*	196,489
650,000	5.00%, 7/16/18, Callable 4/16/06 @100*	642,576
194,444	4.75%**, 4/30/14, Callable 1/30/06 @ 100*	191,222
300,000	5.00%**, 10/20/15, Callable 1/20/06 @ 100*	299,400

		6,038,405

Freddie Mac (10.0%):
1,000,000	2.63%, 5/19/06	990,299
200,000	3.50%, 4/1/09, Callable 4/1/06 @ 100	192,250
102,000	3.15%, 7/15/09, Callable 1/17/06 @ 100	96,600
100,000	3.38%, 11/30/10, Callable 1/17/06 @ 100*	98,942
500,000	4.55%, 1/20/11, Callable 1/20/06 @ 100*	493,947
1,500,000	4.63%, 5/28/13, Callable 5/28/06 @ 100*	1,430,292
200,000	3.50%**, 7/15/13, Callable: 1/17/06 @ 100*	193,926
1,000,000	5.30%, 7/29/13, Callable 1/17/06 @ 100	991,123
75,000	4.13%, 10/15/13, Callable 1/17/06 @ 100*	74,023
500,000	4.00%, 10/28/13, Callable 1/17/06 @ 100*	486,196
100,000	4.13%**, 8/1/18, Callable 2/1/06 @ 100*	97,362
40,000	4.00%**, 3/28/19, Callable 1/17/06 @ 100*	38,596
100,000	4.63%**, 10/18/19, Callable 1/17/06 @ 100*	97,108

		5,280,664

Total U.S. Government Agencies (Cost $17,735,716)		17,468,129

U.S. Treasury Bonds (4.2%):
1,000,000	5.50%, 8/15/28	1,096,445
1,000,000	5.38%, 2/15/31	1,098,750

Total U.S. Treasury Bonds (Cost $2,042,372)		2,195,195

U.S. Treasury Notes (12.4%):
1,500,000	4.00%, 3/15/10	1,474,688
1,000,000	5.00%, 8/15/11	1,028,320
2,000,000	4.25%, 8/15/13	1,965,938
1,050,000	4.13%, 5/15/15	1,016,531
1,050,000	4.25%, 8/15/15	1,026,293

Total U.S. Treasury Notes (Cost $6,592,388)		6,511,770

Investments in Affiliates (4.7%):
Investment Companies (4.7%):
2,456,281	American Performance Institutional Cash Management Fund	2,456,281

Total Investments in Affiliates (Cost $2,456,281)	2,456,281

Total Investments (Cost $51,917,969) (a) -99.4%	52,298,386
Other assets in excess of liabilities -0.6%	306,172
NET ASSETS -100.0%	$52,604,558

(a)	Represents cost for federal income tax and financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $37,598. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$880,280
Unrealized depreciation	$(537,461)

Net unrealized appreciation	$342,819

(b)	Represents an illiquid security

*	Represents next call date. Additional subsequent call dates and amounts also apply to this security.

**	Represents Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2005. The date presented reflects the final maturity date.

AMBAC	- American Municipal Bond Assurance Corp.

FSA	- Financial Security Assurance

GO	- General Obligations Bond

MBIA	- Municipal Bond Insurance Association

See notes to schedule of portfolio investments.

AMERICAN PERFORMANCE FUNDS
Balanced Fund
Schedule of Portfolio Investments
(Unaudited)	November 30, 2005

Shares	Security Description	Value
Common Stocks (46.3%):
Advertising (0.0%):
60	ADVO, Inc.	$1,637
350	Vertrue, Inc. (b)	12,646

		14,283

Aerospace/Defense (0.5%):
510	Armor Holdings, Inc. (b)	22,384
410	Curtiss-Wright Corp.	24,026
370	Esterline Technologies Corp. (b)	15,211
290	FEI Co. (b)	5,788
820	FLIR Systems, Inc. (b)	20,270
2,640	Lockheed Martin Corp.	159,984
850	Moog, Inc. (b)	24,897
4,200	Raytheon Co.	161,364
100	Rockwell Collins, Inc.	4,570

		438,494

Airlines (0.0%):
660	Mesa Air Group, Inc. (b)	6,785
1,110	SkyWest, Inc.	32,967

		39,752

Apparel / Footwear (0.2%):
500	Brown Shoe Co., Inc.	20,550
140	Columbia Sportswear Co. (b)	6,507
600	Genesco, Inc. (b)	23,790
1,000	K-Swiss, Inc., Class A	31,229
180	Oxford Industries, Inc.	10,156
1,120	Quiksilver, Inc. (b)	13,754
620	Russell Corp.	9,815
650	Steven Madden Ltd.	17,700
2,090	Stride Rite Corp.	28,717
650	Timberland Co. (b)	21,509
1,400	Wolverine World Wide, Inc.	30,407

		214,134

Automotive Parts (0.3%):
690	A.O. Smith Corp.	25,026
1,100	CLARCOR, Inc.	32,516
560	Group 1 Automotive, Inc. (b)	17,287
690	Oshkosh Truck Corp.	31,002
2,800	Paccar, Inc.	201,208

		307,039

Banking (3.8%):
1,170	BancorpSouth, Inc.	26,571
17,340	Bank of America Corp.	795,732
500	Bank of the Ozarks, Inc.	18,550
430	Capital Crossing Bank (b)	14,100
940	Chittenden Corp.	27,984
20,240	Citigroup, Inc.	982,651
720	Columbia Banking System, Inc.	20,772
430	Corus Bankshares, Inc.	25,275
1,320	Dime Community Bancshares, Inc.	19,549
330	Downey Financial Corp.	21,351
750	East West Bancorp, Inc.	28,380
870	First Niagara Financial Group, Inc.	12,606
660	Hancock Holding Co.	25,397
290	Hanmi Financial Corp.	5,403

660	Hudson United Bancorp	27,786
470	Independence Community Bank Corp.	18,631
14,250	JPMorgan Chase & Co.	545,063
890	Mid-State Bancshares	24,840
880	NewAlliance Bancshares, Inc.	13,147
890	Prosperity Bancshares, Inc.	27,234
510	Sterling Bancshares, Inc.	7,951
800	Suffolk Bancorp	26,624
2,450	TrustCo Bank Corp.	31,801
5,090	U.S. Bancorp	154,125
1,080	Umpqua Holdings Corp.	28,534
5,660	Wachovia Corp.	302,244
1,580	Washington Mutual, Inc.	65,080
4,220	Wells Fargo & Co.	265,227
800	Wilshire Bancorp, Inc.	13,608

		3,576,216

Beverages (0.2%):
3,600	PepsiCo, Inc.	213,120

Broadcasting/Cable (0.6%):
22,620	Comcast Corp., Class A Special (b)	589,025
1,110	Cox Radio, Inc. (b)	16,439

		605,464

Building - Residential/Commercial (0.0%):
1,230	D.R. Horton, Inc.	43,591

Building Materials (0.3%):
1,070	ABM Industries, Inc.	23,059
320	Building Materials Holding Corp.	26,346
70	Eagle Materials, Inc.	8,043
260	Florida Rock Industries, Inc.	12,966
520	Genlyte Group, Inc. (b)	27,404
150	Griffon Corp. (b)	3,654
490	Hughes Supply, Inc.	18,983
850	Simpson Manufacturing Co., Inc.	34,833
3,400	The Valspar Corp.	85,509
480	USG Corp. (b)	29,376

		270,173

Business Equipment & Services (0.9%):
580	Administaff, Inc.	26,129
8,100	Automatic Data Processing, Inc.	380,699
440	CDI Corp.	12,426
3,700	Certegy, Inc.	148,777
60	Checkpoint Systems, Inc. (b)	1,437
940	Convergys Corp. (b)	15,604
900	EPIQ Systems, Inc. (b)	17,109
320	FTI Consulting, Inc. (b)	9,075
710	Global Payments, Inc.	31,084
800	iPass, Inc. (b)	5,424
620	Labor Ready, Inc. (b)	13,690
360	LECG Corp. (b)	5,882
690	MAXIMUS, Inc.	25,116
2,100	NAVTEQ Corp. (b)	88,200
310	NDCHealth Corp. (b)	5,840
410	SOURCECORP, Inc. (b)	10,685
630	Spherion Corp. (b)	6,174
1,220	Tetra Tech, Inc. (b)	19,032
530	United Stationers, Inc. (b)	25,970
980	Watson Wyatt & Co. Holdings	26,382

		874,735

Chemicals (0.6%):
880	A. Schulman, Inc.	18,383
1,930	Air Products & Chemicals, Inc.	114,198
4,200	Cytec Industries, Inc.	190,218
3,650	Dow Chemical Co.	165,163
780	Fuller (H. B.) Co.	24,164

400	Lubrizol Corp.	16,884
660	Terra Nitrogen Co., LP	15,510
1,950	Wellman, Inc.	15,093

		559,613

Commercial Services (0.0%):
720	Aaron Rents, Inc.	14,954
620	Advance America Cash Advance Centers, Inc.	7,719
380	NCO Group, Inc. (b)	6,551

		29,224

Computer Software & Services (2.4%):
1,010	Activision, Inc. (b)	13,443
5,000	Adobe Systems, Inc.	163,050
1,420	Aeroflex, Inc. (b)	15,577
1,800	Affiliated Computer Services Inc., Class A (b)	100,404
280	Agilysys, Inc.	5,334
630	ANSYS, Inc. (b)	26,473
3,600	Autodesk, Inc.	150,192
800	Brady Corp.	29,984
420	CACI International, Inc., Class A (b)	23,251
720	CIBER, Inc. (b)	4,428
420	Cognex Corp.	12,995
12	Computer Associates International, Inc.	342
1,160	Computer Sciences Corp. (b)	58,267
22,200	Compuware Corp. (b)	204,906
990	Dendrite International, Inc. (b)	18,652
660	EarthLink, Inc. (b)	7,550
800	Electronic Arts, Inc. (b)	45,088
750	FactSet Research Systems, Inc.	29,040
730	FileNET Corp. (b)	19,666
340	Hyperion Solutions Corp. (b)	18,003
770	Internet Security Systems, Inc. (b)	17,602
410	JDA Software Group, Inc. (b)	6,150
740	Mantech International Corp. (b)	18,530
30,300	Microsoft Corp.	839,612
280	MRO Software, Inc. (b)	4,267
6,360	Oracle Corp. (b)	79,945
430	Perot Systems Corp., Class A (b)	5,977
100	Pixar (b)	5,544
910	Progress Software Corp. (b)	28,155
620	Serena Software, Inc. (b)	14,533
480	Sybase, Inc. (b)	10,776
1,215	Take-Two Interactive Software, Inc. (b)	22,174
1,200	THQ, Inc. (b)	27,264
710	Verity, Inc. (b)	9,358
700	WebEx Communications, Inc. (b)	16,667
6,200	Yahoo!, Inc. (b)	249,426

		2,302,625

Computers & Peripherals (2.1%):
490	Anixter International, Inc.	17,954
4,600	Apple Computer, Inc. (b)	311,972
94	Avid Technology, Inc. (b)	4,731
500	Black Box Corp.	23,355
14,200	Cisco Systems, Inc. (b)	249,068
5,700	Dell Computer Corp. (b)	171,912
9,850	EMC Corp. (b)	137,211
5,800	Hewlett-Packard Co.	172,086
400	Hutchinson Technology, Inc. (b)	11,436
6,200	International Business Machines Corp.	551,179
860	Komag, Inc. (b)	30,048
4,500	Lexmark International, Inc., Class A (b)	214,290

510	Mercury Computer Systems, Inc. (b)	10,190
2,900	NCR Corp. (b)	98,455
1,500	Nvidia Corp. (b)	54,255
120	Paxar Corp. (b)	2,296
1,060	Western Digital Corp. (b)	15,815

		2,076,253

Conglomerates (0.0%):
500	Rockwell Automation, Inc.	28,215

Construction (0.1%):
170	EMCOR Group, Inc. (b)	12,028
425	MDC Holdings, Inc.	28,955
40	NVR, Inc. (b)	27,490
300	URS Corp. (b)	12,636

		81,109

Consumer Products (0.5%):
2,640	Colgate-Palmolive Co.	143,933
850	Delta & Pine Land Co.	20,026
1,070	Fossil, Inc. (b)	21,336
790	Nautilus Group, Inc.	13,983
3,700	Procter & Gamble Co.	211,602
760	Russ Berrie & Company, Inc.	8,862
680	Stanley Furniture Co., Inc.	16,932

		436,674

Cosmetic/Toiletries (0.2%):
4,600	The Estee Lauder Co., Inc.	151,846

Diversified Manufacturing Operations (1.6%):
2,500	3M Co.	196,200
20	Acuity Brands, Inc.	622
650	Albany International Corp., Class A	24,785
540	AptarGroup, Inc.	29,619
110	Carbo Ceramics, Inc.	6,488
1,100	Carlisle Co., Inc.	75,460
2,400	Cummins Engine, Inc.	213,600
2,460	Danaher Corp.	136,530
15,390	General Electric Co.	549,730
180	Hillenbrand Industry, Inc.	8,748
1,440	Johnson Controls, Inc.	100,008
1,100	Lennox International, Inc.	32,120
6,890	Tyco International Ltd.	196,503
230	Woodward Governor Co.	18,784

		1,589,197

Educational Services (0.1%):
1,800	Education Management Corp. (b)	60,750

Electrical Equipment (0.3%):
8,100	American Power Conversion Corp.	181,521
1,900	Emerson Electric Co.	143,659

		325,180

Electronic Components/Instruments (0.8%):
510	Belden CDT, Inc.	11,914
540	Benchmark Electronics, Inc. (b)	16,551
640	CTS Corp.	7,699
610	Electro Scientific Industries, Inc. (b)	15,348
100	Hubbell, Inc., Class B	4,851
17,000	International Game Technology	498,949
2,000	Jabil Circuit, Inc. (b)	66,239
880	L-3 Communications Holdings, Inc.	65,560
510	Measurement Specialties, Inc. (b)	12,689
930	Methode Electronics, Inc., Class A	9,719
280	Mettler-Toledo International, Inc. (b)	15,982
1,760	Omnivision Technologies, Inc. (b)	31,152
370	Park Electrochemical Corp.	9,339
710	Trimble Navigation Ltd. (b)	23,132
530	Vicor Corp.	8,602

440	Watts Industries, Inc., Class A	12,712

		810,438

Entertainment (1.0%):
260	Aztar Corp. (b)	8,141
2,290	Harrah’s Entertainment, Inc.	155,926
560	Polaris Industries, Inc.	27,686
245	Shuffle Master, Inc. (b)	6,862
2,030	The Walt Disney Co.	50,608
11,110	Time Warner, Inc.	199,758
15,380	Viacom, Inc., Class B	513,692

		962,673

Financial Services (3.5%):
4,730	A.G. Edwards, Inc.	208,451
490	Accredited Home Lenders (b)	21,227
590	Alliance Capital Management Holding LP	32,185
1,900	American Express Co.	97,698
2,900	Ameriprise Financial, Inc.	121,945
940	ASTA Funding, Inc.	23,293
5,000	Capital One Financial Corp.	415,299
7,700	CapitalSource, Inc.	184,030
200	Chicago Mercantile Exchange Holdings, Inc.	70,830
190	Coinstar, Inc. (b)	4,617
730	CompuCredit Corp. (b)	28,521
6,990	Countrywide Financial Corp.	243,322
2,900	Eaton Vance Corp.	79,692
1,490	eFunds Corp. (b)	30,679
1,970	Fannie Mae	94,659
2,450	Goldman Sachs Group, Inc.	315,952
670	Investment Technology Group, Inc. (b)	26,056
5,440	iStar Financial, Inc.	202,150
840	Janus Capital Group, Inc.	16,103
2,140	Legg Mason, Inc.	262,471
1,330	Lehman Brothers Holdings, Inc.	167,580
6,080	Merrill Lynch & Co.	403,834
4,080	Morgan Stanley	228,602
430	World Acceptance Corp. (b)	11,842

		3,291,038

Food - Distibution (0.1%):
400	Whole Foods Market, Inc.	58,912

Food Products & Services (1.2%):
11,490	Archer Daniels Midland Co.	270,819
970	Corn Products International, Inc.	21,583
1,060	Flowers Foods, Inc.	27,475
5,600	H.J. Heinz Co.	194,432
830	Hain Celestial Group, Inc. (b)	18,534
480	J & J Snack Foods, Inc.	29,155
300	McCormick & Co., Inc., Non-Voting Shares	9,366
1,090	Nature’s Sunshine Products, Inc.	20,067
620	Performance Food Group Co. (b)	17,608
770	Premium Standard Farms, Inc.	12,821
450	Ralcorp Holdings, Inc. (b)	18,761
10,100	Sysco Corp.	326,431
1,800	The Hershey Co.	97,632
408	Treehouse Foods Inc. (b)	8,046
610	United Natural Foods, Inc. (b)	17,129
1,700	Wm. Wrigley Jr. Co.	116,603

		1,206,462

Health Care (1.7%):
3,470	Aetna, Inc.	320,941
570	American Healthways, Inc. (b)	25,314
11,770	Amerigroup Corp. (b)	219,628
420	Amsurg Corp. (b)	10,126

300	Arthrocare Corp. (b)	11,475
980	Centene Corp. (b)	23,530
142	Coventry Health Care, Inc. (b)	8,459
470	Cross Country Healthcare, Inc. (b)	8,686
15,700	Emdeon Corp. (b)	120,105
490	Health Net, Inc. (b)	25,005
750	Hooper Holmes, Inc.	2,190
6,180	Humana, Inc. (b)	283,229
420	IDEXX Laboratories, Inc. (b)	30,051
510	Kindred Healthcare, Inc. (b)	14,117
1,930	McKesson Corp.	97,079
770	Odyssey Healthcare, Inc. (b)	14,260
200	PacifiCare Health Systems, Inc. (b)	17,208
350	Pediatrix Medical Group, Inc. (b)	29,596
340	RehabCare Group, Inc. (b)	6,582
410	Sierra Health Services, Inc. (b)	32,070
740	Sunrise Senior Living, Inc. (b)	24,716
100	United Surgical Partners	3,471
	International, Inc. (b)
190	Wellchoice, Inc. (b)	14,716
3,780	Wellpoint, Inc. (b)	290,417

		1,632,971

Healthcare - Services (0.0%):
130	Cerner Corp. (b)	12,532

Home Builders (0.1%):
420	Beazer Homes USA, Inc.	29,387
420	M/I Homes, Inc.	18,375
360	Meritage Corp. (b)	23,929
340	Ryland Group, Inc.	24,324
620	Standard Pacific Corp.	23,368

		119,383

Hotels & Lodging (0.1%):
1,290	Starwood Hotels & Resorts Worldwide, Inc.	78,045

Insurance (1.9%):
7,360	American International Group, Inc.	494,150
100	American National Insurance Co.	11,714
490	AmerUs Group Co.	28,778
490	Baldwin & Lyons, Inc., Class B	12,284
570	Bristol West Holdings, Inc.	10,562
680	Cigna Corp.	76,514
390	Conseco, Inc. (b)	8,744
560	Delphi Financial Group, Inc.	26,533
270	Direct General Corp.	4,614
620	First American Corp.	29,171
310	FPIC Insurance Group, Inc. (b)	11,743
1,120	Fremont General Corp.	26,219
570	Hilb, Rogal & Hamilton Co.	22,219
410	Horace Mann Educators Corp.	7,765
520	LandAmerica Financial Group, Inc.	33,670
1,720	MetLife, Inc.	88,477
780	National Interstate Corp.	14,227
130	National Western Life Insurance Co., Class A	28,600
490	Odyssey Re Holdings Corp.	12,564
2,000	Old Republic International Corp.	53,200
350	Philadelphia Consolidated Holding Corp. (b)	33,919
640	ProAssurance Corp. (b)	31,859
1,370	Prudential Financial, Inc.	106,038
280	Safety Insurance Group, Inc	11,231
560	Selective Insurance Group, Inc.	31,343
11,180	St. Paul Travelers Cos., Inc.	520,205
590	Stewart Information Services Corp.	29,830
820	UICI	29,208

870	Universal American Financial Corp. (b)	12,841
100	Wesco Financial Corp.	35,900
285	Zenith National Insurance Corp.	13,552

		1,857,674

Investment Companies (0.0%):
340	Apollo Investment Corp.	6,450

Lumber (0.1%):
510	Universal Forest Products, Inc.	29,305
1,470	Weyerhauser Co.	97,475

		126,780

Machinery & Equipment (1.1%):
520	Briggs & Stratton Corp.	18,819
4,360	Caterpillar, Inc.	251,921
100	Deere & Co.	6,935
730	Engineered Support Systems, Inc.	29,499
380	Gardner Denver, Inc. (b)	18,544
2,900	Graco, Inc.	105,502
430	IDEX Corp.	18,980
490	JLG Industries, Inc.	22,295
650	Lone Star Technologies, Inc. (b)	31,850
440	Roper Industries, Inc.	17,336
490	Stewart & Stevenson Services, Inc.	10,045
9,220	Timken Co.	285,635
780	Toro Co.	31,348
480	Tractor Supply Co. (b)	25,853
2,010	United Technologies Corp.	108,218
350	W.W. Grainger, Inc.	24,581
570	Watsco, Inc.	35,768

		1,043,129

Medical - Biotechnology (0.1%):
300	Biosite, Inc. (b)	17,694
555	Enzo Biochem, Inc. (b)	7,570
470	Pharmaceutical Product Development, Inc.	27,397
450	Techne Corp. (b)	24,867

		77,528

Medical Equipment & Supplies (2.3%):
1,700	Bard (C.R.), Inc.	110,279
2,300	Becton Dickinson & Co.	133,928
490	CONMED Corp. (b)	11,069
360	Cooper Companies, Inc.	19,728
340	Datascope Corp.	11,934
510	Diagnostic Products Corp.	23,231
300	Greatbatch, Inc. (b)	8,694
150	Haemonetics Corp. (b)	7,670
460	Immucor, Inc. (b)	11,394
345	Intermagnetics General Corp. (b)	11,537
520	Invacare Corp.	17,763
19,710	Johnson & Johnson	1,217,092
1,600	Medtronic, Inc.	88,912
40	Mentor Corp.	1,950
560	Merit Medical Systems, Inc. (b)	7,168
560	Owens & Minor, Inc.	15,882
810	PolyMedica Corp.	30,748
550	ResMed, Inc. (b)	22,440
750	Respironics, Inc. (b)	29,010
7,700	Stryker Corp.	333,409
730	Sybron Dental Specialties, Inc. (b)	31,930
70	USANA Health Sciences, Inc. (b)	2,764
820	Viasys Healthcare, Inc. (b)	22,386
430	Vital Signs, Inc.	20,524

		2,191,442

Metals - Processing & Fabrication (0.7%):
1,440	Alcoa, Inc.	39,470

350	Carpenter Technology Corp.	22,943
500	Century Aluminum Co. (b)	11,560
380	Cleveland Cliffs, Inc.	36,210
1,060	Commercial Metals Co.	37,206
610	Encore Wire Corp. (b)	14,524
840	Maverick Tube Corp. (b)	31,962
1,200	Metal Management, Inc.	30,204
3,290	Nucor Corp.	220,694
560	Phelps Dodge Corp.	75,975
525	Quanex Corp.	32,471
590	Reliance Steel & Aluminum Co.	38,061
580	Ryerson Tull, Inc.	13,102
270	Schnitzer Steel Industries, Inc.	9,312
850	Shaw Group, Inc. (b)	24,557
720	Steel Dynamics, Inc.	24,926
530	Steel Technologies, Inc.	14,040

		677,217

Mining (0.1%):
1,600	Peabody Energy Corp.	126,176

Office Equipment & Supplies (0.4%):
5,800	Herman Miller, Inc.	177,422
3,600	HNI Corp.	181,044

		358,466

Oil & Gas Exploration, Production and Services (1.8%):
2,360	Burlington Resources, Inc.	170,510
460	Cabot Oil & Gas Corp.	19,417
350	Cal Dive International, Inc. (b)	25,414
780	Cimarex Energy Co. (b)	30,350
8,040	Diamond Offshore Drilling, Inc.	502,901
4,300	ENSCO International, Inc.	203,648
330	Frontier Oil Corp.	12,434
770	Gulf Island Fabrication, Inc.	19,135
580	Harvest Natural Resources, Inc. (b)	5,324
530	Headwaters, Inc. (b)	18,884
140	Holly Corp.	8,515
360	Hydril Co. (b)	23,076
400	Oceaneering International, Inc. (b)	20,400
370	Offshore Logistics, Inc. (b)	11,341
4,200	Patterson - UTI Energy, Inc.	131,208
260	Petroleum Development Corp. (b)	8,775
620	Remington Oil & Gas Corp. (b)	20,745
460	Spinnaker Exploration Co. (b)	30,024
860	St. Mary Land & Exploration Co.	30,633
520	Stone Energy Corp. (b)	23,088
2,220	Sunoco, Inc.	171,384
300	Swift Energy Co. (b)	13,857
550	TETRA Technologies, Inc. (b)	16,115
10	The Houston Exploration Co. (b)	547
640	Unit Corp. (b)	34,662
1,970	Valero Energy Corp.	189,514
210	W&T Offshore, Inc.	6,143
480	World Fuel Services Corp.	16,488

		1,764,532

Oil - Integrated Companies (1.1%):
430	BP Prudhoe Bay Royalty Trust	28,083
6,330	ChevronTexaco Corp.	362,772
1,120	ConocoPhillips	67,771
650	Dominion Resources Black Warrior Trust	30,121
8,390	Exxon Mobil Corp.	486,873
2,100	Marathon Oil Corp.	124,509

		1,100,129

Paper Products (0.3%):
4,000	Kimberly-Clark Corp.	235,920
540	Louisiana-Pacific Corp.	14,564

2,100	MeadWestvaco Corp.	58,779

		309,263

Pharmaceuticals (3.1%):
8,000	Abbott Laboratories	301,680
6,200	Alkermes, Inc. (b)	112,716
600	Allergan, Inc.	60,000
420	Alpharma, Inc., Class A	11,096
2,800	Amgen, Inc. (b)	226,604
270	Andrx Corp. (b)	4,803
290	Bradley Pharmaceuticals, Inc. (b)	3,611
4,200	Bristol-Myers Squibb Co.	90,678
2,790	Caremark Rx, Inc. (b)	143,378
8,300	Eli Lilly & Co.	419,150
2,900	ICOS Corp. (b)	82,621
294	Medco Health Solutions, Inc. (b)	15,773
290	Medicis Pharmaceutical Corp., Class A	9,254
16,300	Merck & Co., Inc.	479,220
1,100	NBTY, Inc. (b)	21,582
670	PAREXEL International Corp. (b)	13,782
33,560	Pfizer, Inc.	711,471
1,400	Sepracor, Inc. (b)	76,972
7,800	Valeant Pharmaceuticals International	128,544

		2,912,935

Printing & Publishing (0.1%):
570	Consolidated Graphics, Inc. (b)	29,179
620	Global Imaging Systems, Inc. (b)	22,580
640	John H. Harland Co.	24,192
780	Thomas Nelson, Inc.	19,305

		95,256

Raw Materials (0.2%):
570	AMCOL International Corp.	11,600
330	Massey Energy Co.	12,524
4,700	Newmont Mining Corp.	216,763

		240,887

Recreational Products (0.1%):
650	Arctic Cat, Inc.	13,637
640	K2, Inc. (b)	6,502
760	SCP Pool Corp.	29,587
290	Thor Industries, Inc.	11,113
1,150	Winnebago Industries, Inc.	38,652

		99,491

REITS (0.8%):
290	Agree Realty Corp.	8,198
430	American Land Lease, Inc.	10,191
1,470	Annaly Mortgage Management, Inc.	17,273
760	Anthracite Capital, Inc.	8,238
2,900	AvalonBay Communities, Inc.	265,206
350	BRT Realty Trust	7,910
750	Capital Lease Funding, Inc.	7,373
270	Correctional Properties Trust	7,765
4,800	Kimco Realty Corp.	150,960
550	MortgageIT Holdings, Inc.	7,271
120	New York Mortgage Trust, Inc.	691
420	One Liberty Properties, Inc.	8,022
60	PMC Commercial Trust	732
2,800	Public Storage, Inc.	197,680
880	RAIT Investment Trust	23,126
500	Redwood Trust, Inc.	21,570
280	Universal Health Realty Income Trust	9,279

		751,485

Restaurants (0.2%):
780	CBRL Group, Inc.	28,852
450	CEC Entertainment, Inc. (b)	16,110

700	Jack In the Box, Inc. (b)	23,520
50	Landry’s Seafood Restaurants, Inc. (b)	1,353
590	Lone Star Steakhouse & Saloon, Inc.	13,670
2,290	McDonald’s Corp.	77,517
420	Papa John’s International, Inc. (b)	22,873
400	RARE Hospitality International, Inc. (b)	12,812
1,160	Ryan’s Restaurant Group, Inc. (b)	13,792
200	Starbucks Corp. (b)	6,090

		216,589

Retail (3.3%):
350	Action Performance Companies, Inc.	4,428
560	Aeropostale, Inc. (b)	13,927
7,300	AnnTaylor Stores Corp. (b)	221,408
2,100	bebe stores, inc. (b)	33,957
210	Borders Group, Inc.	4,282
790	Burlington Coat Factory Warehouse Corp.	31,316
750	Casey’s General Stores, Inc.	17,265
1,245	Cato Corp., Class A	26,892
100	Chico’s FAS, Inc. (b)	4,411
550	Children’s Place Retail Stores, Inc. (b)	27,280
900	Christopher & Banks Corp.	13,572
1,230	Costco Wholesale Corp.	61,475
2,400	CVS Corp.	64,848
6,200	Dillard’s, Inc., Class A	130,014
750	Ethan Allen Interiors, Inc.	27,975
1,090	Federated Department Stores, Inc.	70,229
1,100	Finish Line, Inc., Class A	18,986
760	Fred’s, Inc.	12,624
340	Furniture Brands International, Inc.	6,783
341	GameStop Corp., Class A (b)	11,471
860	Gymboree Corp. (b)	19,402
730	Hibbet Sporting Goods, Inc. (b)	21,871
11,090	Home Depot, Inc.	463,339
1,050	Insight Enterprises, Inc. (b)	21,872
380	J. Jill Group, Inc. (b)	6,958
2,300	J.C. Penney Co., Inc.	120,681
390	Jo-Ann Stores, Inc. (b)	4,961
880	Linens ‘n Things, Inc. (b)	22,537
180	Longs Drug Stores, Inc.	7,673
1,350	Movie Gallery, Inc.	6,656
1,000	Nike, Inc., Class B	85,300
10,500	Saks, Inc. (b)	173,564
111	Sears Holdings Corp. (b)	12,767
2,800	Staples, Inc.	64,680
1,110	Stein Mart, Inc.	19,203
370	The Buckle, Inc.	12,073
295	The Men’s Wearhouse, Inc. (b)	8,644
430	The Talbots, Inc.	11,705
2,100	Tiffany & Co.	85,470
870	Too, Inc. (b)	27,518
440	Tuesday Morning Corp.	12,008
22,370	Wal-Mart Stores, Inc.	1,086,286
800	Zale Corp. (b)	22,320

		3,120,631

Semiconductors (1.7%):
630	Actel Corp. (b)	9,173
740	Applied Industrial Technologies, Inc.	23,643
7,310	Applied Materials, Inc.(b)	132,384
460	ATMI, Inc. (b)	13,161
1,094	Brooks Automation, Inc. (b)	14,069

410	Coherent, Inc. (b)	12,952
630	Cohu, Inc.	16,802
520	Cymer, Inc. (b)	19,874
1,060	DSP Group, Inc. (b)	27,560
644	Entegris, Inc. (b)	6,504
680	Exar Corp. (b)	8,405
29,190	Intel Corp.	778,788
6,700	Intersil Corp.	171,855
700	Linear Technology Corp.	26,117
1,110	Microsemi Corp. (b)	30,803
380	MKS Instruments, Inc. (b)	7,171
450	Photronics, Inc. (b)	7,146
650	Power Integrations, Inc. (b)	14,177
290	Rudolph Technologies, Inc. (b)	3,727
880	Semitool, Inc. (b)	8,378
700	Semtech Corp.(b) (b)	13,937
1,920	Skyworks Solutions, Inc. (b)	10,349
690	Standard Microsystems Corp. (b)	20,631
5,590	Texas Instruments, Inc.	181,562
480	Ultratech Stepper, Inc. (b)	7,886
680	Varian Semiconductor Equipment Associates, Inc. (b)	29,934

		1,596,988

Technology (0.1%):
570	Dionex Corp. (b)	26,921
660	Inter-Tel, Inc.	13,484
630	Intergraph Corp. (b)	30,253
640	Micros Systems, Inc. (b)	30,918

		101,576

Telecommunications (0.8%):
4,359	AT&T, Inc.	108,593
530	Audiovox Corp. (b)	7,341
1,000	C-COR, Inc. (b)	5,670
180	Golden Telecom, Inc.	4,860
480	J2 Global Communications, Inc. (b)	22,910
5,380	Motorola, Inc.	129,604
130	Plantronics, Inc.	3,591
5,459	Sprint Nextel Corp.	136,693
850	Symmetricom, Inc. (b)	7,446
11,300	Verizon Communications, Inc.	361,374
430	ViaSat, Inc. (b)	11,890

		799,972

Tobacco & Tobacco Products (0.8%):
6,300	Altria Group, Inc.	458,577
3,500	Reynolds American, Inc.	311,570
390	Universal Corp.	15,748

		785,895

Tools & Accessories (0.0%):
280	Snap-on, Inc.	10,464

Transportation & Shipping (0.8%):
140	Alexander & Baldwin, Inc.	7,003
610	Arkansas Best Corp.	25,156
710	EGL, Inc. (b)	26,369
1,160	FedEx Corp.	113,239
345	Forward Air Corp.	13,265
1,285	Heartland Express, Inc.	27,383
80	Kirby Corp. (b)	4,256
890	Knight Transportation, Inc.	28,631
880	Landstar System, Inc.	37,875
7,460	Norfolk Southern Corp.	330,031
1,600	United Parcel Service Inc., Class B	124,641
440	Werner Enterprises, Inc.	9,007
470	Yellow Roadway Corp. (b)	22,142

		768,998

Utilities (0.2%):
2,970	WPS Resources Corp.	159,727

Utilities - Electric (0.8%):
2,000	Ameren Corp.	104,920
1,580	DTE Energy Co.	68,951
1,930	FPL Group, Inc.	81,813
7,700	Teco Energy, Inc.	134,673
4,170	TXU Corp.	427,967

		818,324

Utilities - Natural Gas (0.2%):
780	Energen Corp.	28,626
590	New Jersey Resources Corp.	25,081
790	NICOR, Inc.	31,679
600	Piedmont Natural Gas Co., Inc.	14,094
880	Southwestern Energy Co. (b)	29,982
740	UGI Corp.	16,280
1,010	WGL Holdings, Inc.	30,724

		176,466

Total Common Stocks (Cost $37,348,684)		44,704,611

Asset Backed Securities (1.7%):
202,114	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20	194,030
193,273	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21	186,086
130,450	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	134,795
250,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	235,578
283,228	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	291,209
250,000	Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13	256,613
296,166	Peachtree Franchise Loan LLC., Series 1999-A, Class A1, 6.68%, 1/15/21	300,117

Total Asset Backed Securities (Cost $1,478,473)		1,598,428

Mortgage Backed Securities (6.4%):
182,838	Bank of America Mortgage Securities, Series 2003-1, Class 2A2, 5.25%, 2/25/18	182,335
406,637	Bank of America Mortgage Securities, Series 2004-4, Class 3A1, 5.00%, 5/25/19	394,647
118,813	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	114,989
93,026	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, 3/25/34	91,785
112,029	Countrywide Home Loans, Series 2002-38, Class A2, 5.00%, 2/25/18	111,370
272,967	Countrywide Home Loans, Series 2003-14, Class A19, 5.00%, 6/25/33	270,702
134,932	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	132,946
264,944	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	263,396
125,942	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	122,418

134,419	Fannie Mae, Series 2003-8, Class QB, 4.50%, 12/25/12	133,841
28,455	Fannie Mae, Series 2002-57, Class BC, 5.50%, 6/25/15	28,400
41,253	Fannie Mae, Series 1992-198, Class N, 7.50%, 9/25/22	41,388
2,735	Fannie Mae, Series 2002-73, Class PK, 4.50%, 9/25/23	2,727
156,571	Fannie Mae, Series 1999-18, Class A, 5.50%, 10/18/27	157,614
160,938	Fannie Mae, Series 2002-89, Class QE, 5.00%, 9/25/31	160,551
85,950	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	85,541
209,180	Fannie Mae, Series 2003-19, Class ME, 4.00%, 1/25/33	200,098
3,403	First Horizon Home Loan Corp., 5.50%, 4/1/06	3,420
277,020	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	272,348
383,585	Freddie Mac, 3.50%, 5/1/10, Pool #M80824	365,518
19,033	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	19,592
186,530	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	177,093
159,681	Freddie Mac, Series 2543, Class BC, 4.75%, 11/15/21	157,860
475,242	Freddie Mac, Series 1443, Class I, 7.50%, 12/15/22	490,542
189,482	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	185,916
215,664	Freddie Mac, Series 2382, Class DA, 5.50%, 10/15/30	217,994
65,992	Freddie Mac, Series 2378, Class CB, 6.00%, 11/15/31	66,738
113,159	Freddie Mac, Series 2702, Class GA, 6.00%, 2/15/32	113,711
24,096	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	25,376
14,329	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	14,531
16,606	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #423563	17,779
107,181	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	112,606
142,228	GSR Mortgage Loan Trust, Series 2003-3F, Class 1A2, 5.00%, 4/25/33	140,964
81,112	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	80,684
133,752	Residential Asset Securitization Trust, Series 2003-A6, Class A1, 4.50%, 7/25/33	129,528
142,018	Residential Asset Securitization Trust, Series 2003-A7, Class A2, 4.85%, 7/25/33	141,396
54,888	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	48,830
187,971	Washington Mutual MSC Mortgage, Series 2002-MS8, Class 2A1, 5.25%, 12/25/17	182,947

589,382	Wells Fargo Mortgage Backed Securities, Series 2004-5, Class 1A1, 5.00%, 6/25/19	575,875
165,411	Wells Fargo Mortgage Backed Securities, Series 2004-7, Class 2A2, 5.00%, 7/25/19	162,258

Total Mortgage Backed Securities (Cost $6,314,689)		6,198,254

Corporate Bonds (3.1%):
Aerospace & Defense (0.6%):
500,000	Boeing Capital Corp., 6.50%, 2/15/12	538,433

Airlines (0.3%):
250,000	Delta Air Lines, 6.42%, 7/2/12	254,273

Banking (0.2%):
20,000	Bank of America Corp., 5.25%, 2/1/07	20,093
150,000	Keycorp, 2.75%, 2/27/07	145,606

		165,699

Brokerage Services (0.3%):
200,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	199,642
125,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	128,051

		327,693

Financial - Leasing Company (0.5%):
600,000	International Lease Finance Corp., 5.32%, 12/9/07	605,898

Financial Services (0.5%):
20,000	Household Finance Corp., 6.05%, 6/15/06	20,051
110,000	Household Finance Corp., 6.70%, 9/15/09	112,863
100,000	Household Finance Corp., 7.40%, 8/15/22	101,647
250,000	JPMorgan Chase & Co., 6.25%, 12/15/05	250,191

		484,752

Retail Stores (0.3%):
250,000	Wal-Mart Stores, Inc., 7.25%, 6/1/13	283,108

Telecommunications (0.4%):
250,000	SBC Communications, Inc., 6.25%, 3/15/11	260,482
100,000	Southwestern Bell Telephone Co., 6.29%, 9/29/10	103,285

		363,767

Utilities - Electric (0.0%):
5,000	Indianapolis Power & Light, 7.05%, 2/1/24	5,074

Total Corporate Bonds (Cost $2,982,408)		3,028,697

Taxable Municipal Bonds (0.4%):
350,000	Cedartown Development Authority, Revenue, 7.00%, 2/1/22, Callable 2/1/07@102*, Insured by: AMBAC	362,940

Total Taxable Municipal Bonds (Cost $350,000)		362,940

U.S. Government Agencies (11.4%):
Fannie Mae (2.6%):
60,000	4.25%, 9/16/06, Callable 1/20/06 @ 100*	58,257

200,000	2.75%, 1/28/08, Callable 1/20/06 @ 100*	195,111
100,000	3.00%, 6/19/08, Callable 1/30/06 @ 100*	95,844
500,000	3.70%, 8/18/08, Callable 2/18/06 @ 100*	492,237
100,000	3.50%, 6/17/09, Callable 3/17/06 @ 100*	99,394
500,000	4.16%, 6/11/13, Continuously Callable @ 100*	471,875
50,000	4.00%, 8/23/13, Callable 1/20/06 @ 100*	48,732
52,000	4.00%, 12/16/14, Callable 1/20/06 @ 100*	50,347
50,000	3.25%**, 12/3/08, Continuously Callable @ 100*	48,866
500,000	4.00%**, 11/10/11, Callable 2/10/06 @ 100*	491,813
250,000	5.00%**, 4/11/14, Callable 4/11/06 @ 100*	244,375
250,000	5.00%**, 11/28/14, Callable 2/28/06 @ 100*	246,376

		2,543,227

Federal Farm Credit Bank (1.1%):
150,000	3.24%, 3/4/08, Continuously Callable @ 100*	145,276
1,000,000	4.48%, 6/10/13, Continuously Callable @ 100*	958,991

		1,104,267

Federal Home Loan Bank (6.5%):
250,000	2.49%, 12/29/05	249,649
300,000	3.00%, 5/15/06	298,108
500,000	3.20%, 12/29/06, Callable 12/29/05 @ 100*	492,269
50,000	2.65%, 7/30/07, Continuously Callable @ 100*	48,370
200,000	3.00%, 12/19/07, Callable 3/19/06 @ 100*	193,379
125,000	3.40%, 1/22/08, Continuously Callable @ 100*	121,488
325,000	3.65%, 1/24/08, Continuously Callable @ 100*	317,858
150,000	3.75%, 1/28/08, Continuously Callable @ 100*	146,972
200,000	3.70%, 3/12/08, Callable 1/17/06 @ 100*	195,503
25,000	3.00%, 6/18/08, Continuously Callable @ 100*	23,971
475,000	3.75%, 8/15/08	463,282
60,000	4.10%, 12/30/08, Continuously Callable @ 100*	58,763
170,000	4.00%, 4/20/09, Continuously Callable @ 100*	165,625
100,000	3.75%, 7/30/09, Callable 1/30/06 @ 100*	98,408
175,000	4.45%, 2/23/10, Callable 2/23/06 @ 100*	171,516
500,000	4.50%, 8/17/10, Callable 2/17/06 @ 100*	494,829
370,000	5.25%, 11/21/12, Continuously Callable @ 100*	365,168
200,000	3.00%, 6/26/13, Callable 3/26/06 @ 100 *	192,148
250,000	5.20%, 9/20/13, Callable 3/20/06 @ 100*	243,765

300,000	3.95%**, 9/24/07, Continuously Callable @ 100*	296,083
100,000	3.50%**, 7/23/08, Callable 1/23/06 @ 100*	98,236
100,000	3.00%**, 12/30/08, Callable 3/30/06 @ 100 *	97,310
175,000	3.25%**, 9/30/09, Callable 3/30/06 @ 100*	169,505
250,000	3.50%**, 12/29/09, Callable 6/29/06 @ 100*	246,700
400,000	4.00%**, 12/9/11, Callable 3/9/06 @ 100*	393,888
166,667	4.75%**, 4/30/14, Callable 1/30/06 @ 100*	163,905
300,000	4.00%**, 11/18/14, Callable 2/18/06 @100*	291,574
150,000	5.00%**, 7/16/18, Callable 4/16/06 @100*	148,287

		6,246,559

Freddie Mac (1.2%):
250,000	3.13%, 5/30/08, Callable: 1/23/06 @ 100*	244,574
50,000	3.60%, 8/13/08, Callable 2/13/06 @ 100*	48,570
144,000	3.50%, 11/15/09, Callable 1/17/06 @ 100*	140,890
25,000	4.50%, 11/5/10, Callable 1/23/06 @ 100	24,757
85,000	4.75%, 11/10/10, Callable 1/17/06 @ 100*	84,460
65,000	4.50%, 12/24/18, Callable 1/17/06 @ 100	63,922
85,000	3.25%**, 2/15/09, Callable 1/23/06 @ 100*	83,220
250,000	4.50%**, 11/18/09, Continuously Callable @ 100*	247,849
200,000	4.00%**, 12/15/10, Continuously Callable @ 100*	197,903

		1,136,145

Total U.S. Government Agencies (Cost $11,192,552)		11,030,198

U.S. Treasury Bonds (0.8%):
200,000	5.50%, 8/15/28	219,289
500,000	5.38%, 2/15/31	549,375

Total U.S. Treasury Bonds (Cost $725,859)		768,664

U.S. Treasury Notes (5.8%):
500,000	2.63%, 11/15/06	491,504
1,000,000	3.13%, 9/15/08	966,640
500,000	3.50%, 12/15/09	483,028
500,000	4.13%, 8/15/10	493,438
1,000,000	3.88%, 2/15/13	962,188
625,000	4.25%, 8/15/13	614,356
650,000	4.25%, 8/15/14	636,823
1,000,000	4.25%, 11/15/14	979,140

Total U.S. Treasury Notes (Cost $5,796,122)		5,627,117

Investment Companies (18.5%):
108,500	iShares MSCI EAFE Index Fund	6,242,005
42,840	iShares MSCI Emerging Markets Index	3,602,844
108,780	iShares S&P Midcap 400	7,989,891

Total Investment Companies (Cost $15,531,230)		17,834,740

Investments in Affiliates (5.3%):
Investment Companies (5.3%):
4,215,873	American Performance Institutional Cash Management Fund	4,215,873
930,908	American Performance Institutional U.S. Treasury Fund	930,908

Total Investments in Affiliates (Cost $5,146,781)		5,146,781

Total Investments (Cost $86,866,798) (a) – 99.7%		96,300,430
Other assets in excess of liabilities – 0.3%		284,582

Net Assets – 100.0%		$96,585,012

(a)	Represents cost for federal income tax and financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $801,937. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$9,765,307
Unrealized depreciation	$(1,133,612)

Net unrealized appreciation	$8,631,695

(b)	Represents an illiquid security

*	Represents next call date. Additional subsequent call dates and amounts also apply to this security.

**	Represents Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2005. The date presented reflects the final maturity date.

AMBAC	– American Municipal Bond Assurance Corp.

See notes to schedule of portfolio investments.

AMERICAN PERFORMANCE FUNDS
Equity Fund
Schedule of Portfolio Investments
(Unaudited)	November 30, 2005

Shares	Security Description	Value
Common Stocks (99.6%):
Aerospace/Defense (1.6%):
4,600	Lockheed Martin Corp.	$278,760

Apparel/Footwear (1.2%):
3,700	V.F. Corp.	209,605

Banking (17.2%):
14,450	Bank of America Corp.	663,111
15,600	Citigroup, Inc.	757,379
12,000	JPMorgan Chase & Co.	459,000
6,900	U.S. Bancorp	208,932
8,950	Wachovia Corp.	477,930
6,500	Wells Fargo & Co.	408,525

		2,974,877

Broadcasting/Cable (1.7%):
11,000	Comcast Corp., Class A (b)	286,440

Chemicals (2.3%):
3,300	Air Products & Chemicals, Inc.	195,261
4,500	Dow Chemical Co.	203,625

		398,886

Computer Software & Services (0.8%):
11,300	Oracle Corp. (b)	142,041

Computers & Peripherals (3.0%):
11,900	EMC Corp. (b)	165,767
11,650	Hewlett-Packard Co.	345,656

		511,423

Consumer Products (1.0%):
3,100	Colgate-Palmolive Co.	169,012

Diversified Manufacturing Operations (4.8%):
3,160	Danaher Corp.	175,380
8,400	General Electric Co.	300,048
12,100	Tyco International, Ltd.	345,092

		820,520

Electronic Components/Instruments (1.0%):
2,200	L-3 Communications Holdings, Inc.	163,900

Entertainment (5.2%):
2,500	Harrah’s Entertainment, Inc.	170,225
3,500	The Walt Disney Co.	87,255
19,400	Time Warner, Inc.	348,812
8,500	Viacom, Inc., Class B	283,900

		890,192

Financial Services (14.6%):
3,250	Capital One Financial Corp.	269,945
7,500	Federated Investors, Inc.	274,050
4,430	Goldman Sachs Group, Inc.	571,293
2,300	Lehman Brothers Holdings, Inc.	289,800
10,800	Merrill Lynch & Co.	717,335
6,700	Morgan Stanley	375,401

		2,497,824

Health Care (4.0%):
3,500	Humana, Inc. (b)	160,405
4,280	McKesson Corp.	215,284
4,000	Wellpoint, Inc. (b)	307,320

		683,009

Hotels & Lodging (0.8%):
2,200	Starwood Hotels & Resorts Worldwide, Inc.	133,100

Insurance (6.2%):
7,700	American International Group, Inc.	516,978
900	Cigna Corp.	101,268
1,500	MetLife, Inc.	77,160
2,400	Prudential Financial, Inc.	185,760
4,000	St. Paul Travelers Cos., Inc.	186,120

		1,067,286

Machinery & Equipment (2.9%):
5,400	Caterpillar, Inc.	312,012
3,600	United Technologies Corp.	193,824

		505,836

Medical Equipment & Supplies (3.0%):
3,560	Bard (C.R.), Inc.	230,937
4,700	Johnson & Johnson	290,225

		521,162

Oil & Gas Exploration, Production and Services (4.7%):
3,400	Diamond Offshore Drilling, Inc.	212,670
3,600	Sunoco, Inc.	277,920
3,200	Valero Energy Corp.	307,840

		798,430

Oil - Integrated Companies (4.6%):
6,600	ChevronTexaco Corp.	378,246
3,400	ConocoPhillips	205,734
3,500	Exxon Mobil Corp.	203,105

		787,085

Pharmaceuticals (3.0%):
5,780	Caremark Rx, Inc. (b)	297,034
10,100	Pfizer, Inc.	214,120

		511,154

Restaurants (0.8%):
4,100	McDonald’s Corp.	138,785

Retail (3.5%):
4,100	CVS Corp.	110,782
1,950	Federated Department Stores, Inc.	125,639
3,400	Home Depot, Inc.	142,052
4,800	Staples, Inc.	110,880
2,400	Wal-Mart Stores, Inc.	116,544

		605,897

Semiconductors (5.2%):
16,300	Applied Materials, Inc.(b)	295,193
10,200	Intel Corp.	272,136
9,800	Texas Instruments, Inc.	318,304

		885,633

Telecommunications (4.3%):
6,300	AT&T, Inc.	156,933
9,400	Motorola, Inc.	226,446
7,051	Sprint Nextel Corp.	176,557
5,800	Verizon Communications, Inc.	185,484

		745,420

Transportation & Shipping (2.0%):
1,650	FedEx Corp.	161,073
4,100	Norfolk Southern Corp.	181,384

		342,457

Utilities - Electric (0.2%):
365	TXU Corp.	37,460

Total Common Stocks (Cost $12,452,080)		17,106,194

Investments in Affiliates (0.2%):
Investment Companies (0.2%):
29,748	American Performance Institutional Cash Management Fund	29,748

Total Investments in Affiliates (Cost $29,748)		29,748

Total Investments (Cost $12,481,828) (a) -99.8%		17,135,942
Other assets in excess of liabilities -0.2%		27,304

NET ASSETS -100.0%		$17,163,246

(a)	Represents cost for federal income tax and financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $332,918. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$4,430,508
Unrealized depreciation	$(109,312)

Net unrealized appreciation	$4,321,196

(b)	Represents non-income producing securities.

See notes to schedule of portfolio investments.

AMERICAN PERFORMANCE FUNDS Growth Equity Fund Schedule of Portfolio Investments	November 30, 2005
(Unaudited)

Shares	Security Description	Value
Common Stocks (98.0%):
Aerospace/Defense (0.0%):
70	Rockwell Collins, Inc.	$3,199

Apparel / Footwear (0.3%):
1,820	Bebe Stores, Inc. (b)	29,429

Banks (0.0%):
20	UnionBanCal Corp.	1,384

Building Materials (0.7%):
2,960	Valspar Corp.	74,444

Business Equipment & Services (3.7%):
7,160	Automatic Data Processing, Inc.	336,520
1,900	NAVTEQ Corp. (b)	79,800

		416,320

Chemicals (1.5%):
3,750	Cytec Industries, Inc.	169,838

Computer Software & Services (10.9%):
4,420	Adobe Systems, Inc.	144,136
19,630	Compuware Corp. (b)	181,185
730	Electronic Arts, Inc. (b)	41,143
10,320	Microsoft Corp.	285,967
14,060	Yahoo!, Inc. (b)	565,633

		1,218,064

Computers & Peripherals (6.4%):
4,900	Apple Computer, Inc. (b)	332,317
2,730	EMC Corp. (b)	38,029
1,540	International Business Machines Corp.	136,906
2,590	Lexmark International, Inc., Class A (b)	123,336
2,590	NCR Corp. (b)	87,931

		718,519

Conglomerates (0.2%):
440	Rockwell Automation, Inc.	24,829

Consumer Products (1.7%):
3,280	Procter & Gamble Co.	187,583

Cosmetic/Toiletries (1.2%):
4,030	Estee Lauder Cos., Inc., Class A	133,030

Diversified Manufacturing Operations (6.9%):
990	Carlisle Cos., Inc.	67,914
18,000	General Electric Co.	642,960
700	Illinois Tool Works, Inc.	61,789

		772,663

Educational Services (0.5%):
1,610	Education Management Corp. (b)	54,338

Electrical Equipment (3.1%):
7,130	American Power Conversion Corp.	159,783
2,460	Emerson Electric Co.	186,001
110	Hubbell, Inc., Class B	5,336

		351,120

Electronics (4.3%):
16,500	International Game Technology	484,275

Entertainment (0.0%):
100	The Walt Disney Co.	2,493

Financial Services (3.5%):
3,720	A.G. Edwards, Inc.	163,940
1,650	American Express Co.	84,843
220	Chicago Mercantile Exchange Holdings, Inc.	77,913
2,550	Eaton Vance Corp.	70,074

		396,770

Food - Distibution (0.5%):
360	Whole Foods Market, Inc.	53,021

Food Products & Services (2.2%):
6,350	Archer Daniels Midland Co.	149,670
270	McCormick & Co., Inc., Non-Voting Shares	8,429
1,560	The Hershey Co.	84,614

		242,713

Health Care (1.6%):
100	Aetna, Inc.	9,249
100	Health Net, Inc. (b)	5,103
3,520	Humana, Inc. (b)	161,322

		175,674

Insurance (0.7%):
70	American National Insurance Co.	8,200
1,760	Old Republic International Corp.	46,816
50	Wesco Financial Corp.	17,950

		72,966

Machinery & Equipment (1.5%):
1,060	Caterpillar, Inc.	61,247
130	Deere & Co.	9,016
2,590	Graco, Inc.	94,224

		164,487

Medical Equipment & Supplies (7.2%):
280	Bard (C.R.), Inc.	18,164
2,050	Becton Dickinson & Co.	119,372
6,625	Johnson & Johnson	409,093
1,400	Medtronic, Inc.	77,798
4,280	Stryker Corp.	185,324

		809,751

Mining (2.6%):
15,600	Pan American Silver Corp. (b)	296,244

Office Equipment & Supplies (2.8%):
5,130	Herman Miller, Inc.	156,927
3,200	HNI Corp.	160,928

		317,855

Oil & Gas Equipment & Services (0.0%):
40	FMC Technologies, Inc. (b)	1,644

Oil & Gas Exploration, Production and Services (2.3%):
7,000	BJ Services Co.	256,550

Paper Products (2.3%):
3,550	Kimberly-Clark Corp.	209,379
1,900	MeadWestvaco Corp.	53,181

		262,560

Pharmaceuticals (7.9%):
5,460	Alkermes, Inc. (b)	99,263
530	Allergan, Inc.	53,000
40	Amgen, Inc. (b)	3,237
3,750	Bristol-Myers Squibb Co.	80,963
7,360	Eli Lilly & Co.	371,679
2,550	ICOS Corp. (b)	72,650
4,430	Merck & Co., Inc.	130,241

1,280	Sepracor, Inc. (b)	70,374

		881,407

Printing & Publishing (0.0%):
50	Dow Jones & Co., Inc.	1,706

Raw Materials (1.7%):
4,100	Newmont Mining Corp.	189,092

REITS (2.8%):
4,250	Kimco Realty Corp.	133,663
2,520	Public Storage, Inc.	177,912

		311,575

Restaurants (0.1%):
190	Starbucks Corp. (b)	5,786

Retail (3.6%):
3,240	AnnTaylor Stores Corp. (b)	98,269
3,500	Best Buy Co., Inc.	168,840
150	Chico’s FAS, Inc. (b)	6,617
1,390	Home Depot, Inc.	58,074
30	The Men’s Wearhouse, Inc. (b)	879
1,820	Tiffany & Co.	74,074

		406,753

Semiconductors (5.6%):
8,000	Amkor Technology, Inc. (b)	49,600
7,000	Intel Corp.	186,760
9,100	Lam Research Corp. (b)	341,614
610	Linear Technology Corp.	22,759
700	Semiconductor Holders Trust	26,187

		626,920

Telecommunications (0.8%):
1,010	ALLTEL Corp.	67,498
686	AT&T, Inc.	17,086
7	Sprint Nextel Corp.	175

		84,759

Tobacco & Tobacco Products (3.6%):
5,600	Altria Group, Inc.	407,624

Transportation & Shipping (2.3%):
70	Landstar System, Inc.	3,013
3,880	Norfolk Southern Corp.	171,651
5,000	Southwest Airlines Co.	82,500

		257,164

Utilities (1.0%):
2,160	WPS Resources Corp.	116,165

Total Common Stocks (Cost $10,089,356)		10,980,714

Investment Companies (0.3%):
910	iShares Goldman Sachs Software Index Fund	36,691

Total Investment Companies (Cost $36,755)		36,691

Investments in Affiliates (1.7%):
Investment Companies (1.7%):
186,339	American Performance Institutional Cash Management Fund	186,339

Total Investments in Affiliates (Cost $186,339)		186,339

Total Investments (Cost $10,312,450) (a) - 100.0%		11,203,744
Liabilities in excess of other assets - 0.0%		(3,953)

NET ASSETS - 100.0%		$11,199,791

(a)	Represents cost for federal income tax and financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $34,896. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$952,227
Unrealized depreciation	$(95,829)

Net unrealized appreciation	$856,398

(b)	Represents non-income producing securities.

See notes to schedule of portfolio schedules.

AMERICAN PERFORMANCE FUNDS
Small Cap Equity Fund
Schedule of Portfolio Investments
(Unaudited)	November 30, 2005

Shares	Security Description	Value
Common Stocks (78.9%):
Advertising (0.2%):
66	ADVO, Inc.	$1,801
500	Vertrue, Inc. (b)	18,065

		19,866

Aerospace/Defense (1.2%):
720	Armor Holdings, Inc. (b)	31,601
580	Curtiss-Wright Corp.	33,988
520	Esterline Technologies Corp. (b)	21,377
380	FEI Co. (b)	7,585
1,180	FLIR Systems, Inc. (b)	29,170
1,200	Moog, Inc. (b)	35,147

		158,868

Airlines (0.4%):
950	Mesa Air Group, Inc. (b)	9,766
1,580	SkyWest, Inc.	46,926

		56,692

Apparel / Footwear (2.3%):
710	Brown Shoe Co., Inc.	29,181
200	Columbia Sportswear Co. (b)	9,296
840	Genesco, Inc. (b)	33,306
1,398	K-Swiss, Inc., Class A	43,659
250	Oxford Industries, Inc.	14,105
1,618	Quiksilver, Inc. (b)	19,869
850	Russell Corp.	13,456
910	Steven Madden, Ltd.	24,779
2,940	Stride Rite Corp.	40,396
900	Timberland Co. (b)	29,781
1,955	Wolverine World Wide, Inc.	42,463

		300,291

Automotive Parts (1.2%):
970	A.O. Smith Corp.	35,182
1,546	CLARCOR, Inc.	45,699
780	Group 1 Automotive, Inc. (b)	24,079
988	Oshkosh Truck Corp.	44,391
400	Snap-On, Inc.	14,948

		164,299

Banking (4.9%):
1,630	BancorpSouth, Inc.	37,017
710	Bank of the Ozarks, Inc.	26,341
600	Capital Crossing Bank (b)	19,674
1,318	Chittenden Corp.	39,237
1,010	Columbia Banking System, Inc.	29,139
610	Corus Bankshares, Inc.	35,856
1,850	Dime Community Bancshares, Inc.	27,399
460	Downey Financial Corp.	29,762
1,046	East West Bancorp, Inc.	39,580
1,210	First Niagara Financial Group, Inc.	17,533
920	Hancock Holding Co.	35,402
400	Hanmi Financial Corp.	7,452
925	Hudson United Bancorp	38,943
660	Independence Community Bank Corp.	26,162
1,270	Mid-State Bancshares	35,446
1,240	NewAlliance Bancshares, Inc.	18,526
1,270	Prosperity Bancshares, Inc.	38,862

690	Sterling Bancshares, Inc.	10,757
1,140	Suffolk Bancorp	37,939
3,460	TrustCo Bank Corp.	44,910
1,546	Umpqua Holdings Corp.	40,844
1,120	Wilshire Bancorp, Inc.	19,051

		655,832

Broadcasting/Cable (0.2%):
1,600	Cox Radio, Inc. (b)	23,696

Building Materials (2.0%):
1,500	ABM Industries, Inc.	32,325
451	Building Materials Holding Corp.	37,131
100	Eagle Materials, Inc.	11,490
375	Florida Rock Industries, Inc.	18,701
750	Genlyte Group, Inc. (b)	39,525
187	Griffon Corp. (b)	4,555
708	Hughes Supply, Inc.	27,428
1,190	Simpson Manufacturing Co., Inc.	48,767
680	USG Corp. (b)	41,616

		261,538

Business Equipment & Services (2.8%):
820	Administaff, Inc.	36,941
640	CDI Corp.	18,074
68	Checkpoint Systems, Inc. (b)	1,629
1,350	Convergys Corp. (b)	22,410
1,280	EPIQ Systems, Inc. (b)	24,333
440	FTI Consulting, Inc. (b)	12,478
1,010	Global Payments, Inc.	44,218
1,210	iPass, Inc. (b)	8,204
880	Labor Ready, Inc. (b)	19,430
480	LECG Corp. (b)	7,843
990	MAXIMUS, Inc.	36,036
410	NDCHealth Corp. (b)	7,724
570	SOURCECORP, Inc. (b)	14,854
890	Spherion Corp. (b)	8,722
1,690	Tetra Tech, Inc. (b)	26,364
745	United Stationers, Inc. (b)	36,505
1,399	Watson Wyatt & Co. Holdings	37,661

		363,426

Chemicals (1.0%):
1,230	A. Schulman, Inc.	25,695
1,110	Fuller (H. B.) Co.	34,387
580	Lubrizol Corp.	24,482
800	Terra Nitrogen Co., L.P.	18,800
2,807	Wellman, Inc.	21,726

		125,090

Commercial Services (0.4%):
1,035	Aaron Rents, Inc.	21,497
1,600	Advance America Cash Advance Centers, Inc.	19,920
540	NCO Group, Inc. (b)	9,310

		50,727

Computer Software & Services (4.2%):
1,421	Activision, Inc. (b)	18,914
400	Agilysys, Inc.	7,620
900	ANSYS, Inc. (b)	37,818
1,117	Brady Corp.	41,865
590	CACI International, Inc., Class A (b)	32,662
960	CIBER, Inc. (b)	5,904
604	Cognex Corp.	18,688
1,380	Dendrite International, Inc. (b)	25,999
900	Earthlink, Inc. (b)	10,296
1,050	FactSet Research Systems, Inc.	40,656
1,010	FileNET Corp. (b)	27,209
485	Hyperion Solutions Corp. (b)	25,681
1,100	Internet Security Systems, Inc. (b)	25,146

550	JDA Software Group, Inc. (b)	8,250
1,040	Mantech International Corp. (b)	26,042
430	MRO Software, Inc. (b)	6,553
600	Perot Systems Corp., Class A (b)	8,340
1,270	Progress Software Corp. (b)	39,294
860	Serena Software, Inc. (b)	20,158
700	Sybase, Inc. (b)	15,715
1,697	Take-Two Interactive Software, Inc. (b)	30,970
1,695	THQ, Inc. (b)	38,510
970	Verity, Inc. (b)	12,785
1,000	WebEx Communications, Inc. (b)	23,810

		548,885

Computers & Peripherals (1.3%):
700	Anixter International, Inc.	25,648
129	Avid Technology, Inc. (b)	6,512
710	Black Box Corp.	33,164
570	Hutchinson Technology, Inc. (b)	16,296
1,230	Komag, Inc. (b)	42,977
700	Mercury Computer Systems, Inc. (b)	13,986
186	Paxar Corp. (b)	3,558
1,500	Western Digital Corp.(b) (b)	22,380

		164,521

Construction (0.8%):
248	EMCOR Group, Inc. (b)	17,546
612	MDC Holdings, Inc.	41,695
50	NVR, Inc. (b)	34,363
430	URS Corp. (b)	18,112

		111,716

Consumer Products (0.9%):
1,200	Delta & Pine Land Co.	28,272
1,510	Fossil, Inc. (b)	30,110
1,130	Nautilus Group, Inc.	20,001
1,070	Russ Berrie & Company, Inc.	12,476
960	Stanley Furniture Co., Inc.	23,904

		114,763

Diversified Manufacturing Operations (1.6%):
910	Albany International Corp.	34,698
762	AptarGroup, Inc.	41,796
740	Briggs & Stratton Corp.	26,781
147	Carbo Ceramics, Inc.	8,670
250	Hillenbrand Industry, Inc.	12,150
1,550	Lennox International, Inc.	45,260
628	Watts Industries, Inc., Class A	18,143
320	Woodward Governor Co.	26,134

		213,632

Electronic Components/Instruments (1.7%):
46	Acuity Brands, Inc.	1,430
700	Belden CDT, Inc.	16,352
774	Benchmark Electronics, Inc. (b)	23,723
870	CTS Corp.	10,466
870	Electro Scientific Industries, Inc. (b)	21,889
700	Measurement Specialties, Inc. (b)	17,416
1,280	Methode Electronics, Inc., Class A	13,376
400	Mettler-Toledo International, Inc. (b)	22,832
2,450	Omnivision Technologies, Inc. (b)	43,366
525	Park Electrochemical Corp.	13,251
1,000	Trimble Navigation Ltd. (b)	32,580
740	Vicor Corp.	12,010

		228,691

Entertainment (0.5%):
360	Aztar Corp. (b)	11,272
787	Polaris Industries, Inc.	38,909
334	Shuffle Master, Inc. (b)	9,355

		59,536

Financial Services (2.4%):
760	A.G. Edwards, Inc.	33,493
700	Accredited Home Lenders (b)	30,324
850	Alliance Capital Management Holding LP	46,367
1,320	ASTA Funding, Inc.	32,710
289	Coinstar, Inc. (b)	7,023
1,030	CompuCredit Corp. (b)	40,242
2,090	eFunds Corp. (b)	43,033
935	Investment Technology Group, Inc. (b)	36,362
200	iStar Financial, Inc.	7,432
1,180	Janus Capital Group, Inc.	22,621
610	World Acceptance Corp. (b)	16,799

		316,406

Food Products & Services (2.0%):
1,380	Corn Products International, Inc.	30,705
1,508	Flowers Foods, Inc.	39,087
1,170	Hain Celestial Group, Inc. (b)	26,126
680	J & J Snack Foods, Inc.	41,303
1,570	Nature’s Sunshine Products, Inc.	28,904
860	Performance Food Group Co. (b)	24,424
1,100	Premium Standard Farms, Inc.	18,315
630	Ralcorp Holdings, Inc. (b)	26,265
870	United Natural Foods, Inc. (b)	24,430

		259,559

Health Care (3.5%):
810	American Healthways, Inc. (b)	35,972
1,250	Amerigroup Corp. (b)	23,325
580	Amsurg Corp. (b)	13,984
420	Arthrocare Corp. (b)	16,065
1,400	Centene Corp. (b)	33,614
201	Coventry Health Care, Inc. (b)	11,974
650	Cross Country Healthcare, Inc. (b)	12,012
550	Health Net, Inc. (b)	28,067
1,010	Hooper Holmes, Inc.	2,949
360	Humana, Inc. (b)	16,499
596	IDEXX Laboratories, Inc. (b)	42,643
700	Kindred Healthcare, Inc. (b)	19,376
1,070	Odyssey Healthcare, Inc. (b)	19,816
280	PacifiCare Health Systems, Inc. (b)	24,091
501	Pediatrix Medical Group, Inc. (b)	42,365
500	RehabCare Group, Inc. (b)	9,680
580	Sierra Health Services, Inc. (b)	45,367
1,040	Sunrise Senior Living, Inc. (b)	34,736
138	United Surgical Partners International, Inc. (b)	4,790
270	Wellchoice, Inc. (b)	20,912

		458,237

Healthcare - Services (0.1%):
178	Cerner Corp. (b)	17,159

Home Builders (1.3%):
585	Beazer Homes USA, Inc.	40,932
610	M/I Homes, Inc.	26,688
510	Meritage Corp. (b)	33,900
480	Ryland Group, Inc.	34,339
888	Standard Pacific Corp.	33,469

		169,328

Insurance (5.0%):
700	AmerUs Group Co.	41,111
700	Baldwin & Lyons, Inc., Class B	17,549
800	Bristol West Holdings, Inc.	14,824
560	Conseco, Inc. (b)	12,555
803	Delphi Financial Group, Inc.	38,046

400	Direct General Corp.	6,836
890	First American Corp.	41,875
400	FPIC Insurance Group, Inc. (b)	15,152
1,569	Fremont General Corp.	36,730
800	Hilb, Rogal & Hamilton Co.	31,184
600	Horace Mann Educators Corp.	11,364
742	LandAmerica Financial Group, Inc.	48,044
1,100	National Interstate Corp.	20,064
187	National Western Life Insurance Co., Class A	41,140
700	Odyssey Re Holdings Corp.	17,948
486	Philadelphia Consolidated Holding Corp. (b)	47,098
910	ProAssurance Corp. (b)	45,300
400	Safety Insurance Group, Inc	16,044
798	Selective Insurance Group, Inc.	44,664
830	Stewart Information Services Corp.	41,965
1,170	UICI	41,675
1,200	Universal American Financial Corp. (b)	17,712
407	Zenith National Insurance Corp.	19,329

		668,209

Investment Companies (0.1%):
500	Apollo Investment Corp.	9,485

Lumber (0.3%):
720	Universal Forest Products, Inc.	41,371

Machinery & Equipment (3.1%):
1,030	Engineered Support Systems, Inc.	41,622
550	Gardner Denver, Inc. (b)	26,840
619	IDEX Corp.	27,323
700	JLG Industries, Inc.	31,850
920	Lone Star Technologies, Inc. (b)	45,080
620	Roper Industries, Inc.	24,428
700	Stewart & Stevenson Services, Inc.	14,350
1,032	Timken Co.	31,971
1,107	Toro Co.	44,490
670	Tractor Supply Co. (b)	36,086
490	W.W. Grainger, Inc.	34,413
805	Watsco, Inc.	50,514

		408,967

Medical - Biotechnology (0.8%):
430	Biosite, Inc. (b)	25,361
745	Enzo Biochem, Inc. (b)	10,162
666	Pharmaceutical Product Development, Inc.	38,822
640	Techne Corp. (b)	35,366

		109,711

Medical Equipment & Supplies (3.3%):
700	CONMED Corp. (b)	15,813
507	Cooper Companies, Inc.	27,784
480	Datascope Corp.	16,848
705	Diagnostic Products Corp.	32,113
430	Greatbatch, Inc. (b)	12,461
209	Haemonetics Corp. (b)	10,686
660	Immucor, Inc. (b)	16,348
495	Intermagnetics General Corp. (b)	16,553
720	Invacare Corp.	24,595
49	Mentor Corp.	2,388
770	Merit Medical Systems, Inc. (b)	9,856
790	Owens & Minor, Inc.	22,404
1,150	PolyMedica Corp.	43,654
768	ResMed, Inc. (b)	31,334
1,048	Respironics, Inc. (b)	40,537
1,030	Sybron Dental Specialties, Inc. (b)	45,053
100	USANA Health Sciences, Inc. (b)	3,948

1,140	Viasys Healthcare, Inc. (b)	31,122
620	Vital Signs, Inc.	29,593

		433,090

Metals - Processing & Fabrication (3.8%):
500	Carpenter Technology Corp.	32,775
725	Century Aluminum Co. (b)	16,762
549	Cleveland Cliffs, Inc.	52,314
1,485	Commercial Metals Co.	52,124
840	Encore Wire Corp. (b)	20,000
1,174	Maverick Tube Corp. (b)	44,671
1,690	Metal Management, Inc.	42,537
280	Nucor Corp.	18,782
735	Quanex Corp.	45,460
830	Reliance Steel & Aluminum Co.	53,543
850	Ryerson Tull, Inc.	19,202
390	Schnitzer Steel Industries, Inc.	13,451
1,210	Shaw Group, Inc. (b)	34,957
1,018	Steel Dynamics, Inc.	35,243
740	Steel Technologies, Inc.	19,603

		501,424

Oil & Gas Exploration, Production and Services (4.3%):
660	Cabot Oil & Gas Corp.	27,859
500	Cal Dive International, Inc. (b)	36,305
1,110	Cimarex Energy Co. (b)	43,189
454	Frontier Oil Corp.	17,107
1,110	Gulf Island Fabrication, Inc.	27,584
800	Harvest Natural Resources, Inc. (b)	7,344
760	Headwaters, Inc. (b)	27,079
200	Holly Corp.	12,164
10	Houston Exploration Co. (b)	547
520	Hydril Co. (b)	33,332
570	Oceaneering International, Inc. (b)	29,070
535	Offshore Logistics, Inc. (b)	16,398
370	Petroleum Development Corp. (b)	12,488
881	Remington Oil & Gas Corp. (b)	29,478
650	Spinnaker Exploration Co. (b)	42,426
1,226	St. Mary Land & Exploration Co.	43,669
728	Stone Energy Corp. (b)	32,323
420	Swift Energy Co. (b)	19,400
795	TETRA Technologies, Inc. (b)	23,294
902	Unit Corp. (b)	48,851
300	W&T Offshore, Inc.	8,775
680	World Fuel Services Corp.	23,358

		562,040

Oil - Integrated Companies (0.6%):
622	BP Prudhoe Bay Royalty Trust	40,623
904	Dominion Resources Black Warrior Trust	41,891

		82,514

Paper Products (0.2%):
780	Louisiana-Pacific Corp.	21,037

Pharmaceuticals (0.9%):
610	Alpharma, Inc., Class A	16,116
400	Andrx Corp. (b)	7,116
440	Bradley Pharmaceuticals, Inc. (b)	5,478
422	Medco Health Solutions, Inc. (b)	22,640
410	Medicis Pharmaceutical Corp., Class A	13,083
1,570	NBTY, Inc. (b)	30,804
930	PAREXEL International Corp. (b)	19,130

		114,367

Printing & Publishing (1.0%):
800	Consolidated Graphics, Inc. (b)	40,952
860	Global Imaging Systems, Inc. (b)	31,321
920	John H. Harland Co.	34,776

1,110	Thomas Nelson, Inc.	27,473

		134,522

Raw Materials (0.3%):
810	AMCOL International Corp.	16,484
464	Massey Energy Co.	17,608

		34,092

Recreational Products (0.9%):
900	Arctic Cat, Inc.	18,882
930	K2, Inc. (b)	9,449
1,070	SCP Pool Corp.	41,655
1,610	Winnebago Industries, Inc.	54,112

		124,098

REITS (1.5%):
400	Agree Realty Corp.	11,308
600	American Land Lease, Inc.	14,220
2,055	Annaly Mortgage Management, Inc.	24,146
1,100	Anthracite Capital, Inc.	11,924
500	BRT Realty Trust	11,300
1,100	Capital Lease Funding, Inc.	10,813
400	Correctional Properties Trust	11,504
800	MortgageIT Holdings, Inc.	10,576
100	New York Mortgage Trust, Inc.	576
600	One Liberty Properties, Inc.	11,460
100	PMC Commercial Trust	1,220
1,231	RAIT Investment Trust	32,351
710	Redwood Trust, Inc.	30,629
400	Universal Health Realty Income Trust	13,256

		195,283

Restaurants (1.4%):
1,100	CBRL Group, Inc.	40,689
628	CEC Entertainment, Inc. (b)	22,482
980	Jack In the Box, Inc. (b)	32,928
56	Landry’s Seafood Restaurants, Inc. (b)	1,515
830	Lone Star Steakhouse & Saloon, Inc.	19,231
580	Papa John’s International, Inc. (b)	31,587
558	RARE Hospitality International, Inc. (b)	17,873
1,620	Ryan’s Restaurant Group, Inc. (b)	19,262

		185,567

Retail (4.8%):
520	Action Performance Companies, Inc.	6,578
800	Aeropostale, Inc. (b)	19,896
300	Borders Group, Inc.	6,117
1,120	Burlington Coat Factory Warehouse Corp.	44,396
1,050	Casey’s General Stores, Inc.	24,171
1,740	Cato Corp., Class A	37,584
789	Children’s Place Retail Stores, Inc. (b)	39,134
1,300	Christopher & Banks Corp.	19,604
1,070	Ethan Allen Interiors, Inc.	39,910
1,540	Finish Line, Inc., Class A	26,580
1,080	Fred’s, Inc.	17,939
500	Furniture Brands International, Inc.	9,975
468	Gamestop Corp., Class A (b)	15,744
1,210	Gymboree Corp. (b)	27,298
1,050	Hibbet Sporting Goods, Inc. (b)	31,458
1,480	Insight Enterprises, Inc. (b)	30,828
560	J. Jill Group, Inc. (b)	10,254
580	Jo-Ann Stores, Inc. (b)	7,378
1,220	Linens ‘n Things, Inc. (b)	31,244
252	Longs Drug Stores, Inc.	10,743

1,914	Movie Gallery, Inc.	9,436
151	Sears Holdings Corp. (b)	17,368
1,550	Stein Mart, Inc.	26,815
500	The Buckle, Inc.	16,315
399	The Men’s Wearhouse, Inc. (b)	11,691
600	The Talbots, Inc.	16,332
1,250	Too, Inc. (b)	39,538
700	Tuesday Morning Corp.	19,103
1,150	Zale Corp. (b)	32,085

		645,514

Semiconductors (3.3%):
870	Actel Corp. (b)	12,667
1,960	Aeroflex, Inc. (b)	21,501
1,050	Applied Industrial Technologies, Inc.	33,548
640	ATMI, Inc. (b)	18,310
1,506	Brooks Automation, Inc. (b)	19,367
590	Coherent, Inc. (b)	18,638
890	Cohu, Inc.	23,736
740	Cymer, Inc. (b)	28,283
1,520	DSP Group, Inc. (b)	39,520
931	Entegris, Inc. (b)	9,403
960	Exar Corp. (b)	11,866
1,550	Microsemi Corp. (b)	43,013
510	MKS Instruments, Inc. (b)	9,624
610	Photronics, Inc. (b)	9,687
910	Power Integrations, Inc. (b)	19,847
410	Rudolph Technologies, Inc. (b)	5,269
1,220	Semitool, Inc. (b)	11,614
2,760	Skyworks Solutions, Inc. (b)	14,876
960	Standard Microsystems Corp. (b)	28,704
700	Ultratech Stepper, Inc. (b)	11,501
950	Varian Semiconductor Equipment Associates, Inc. (b)	41,819

		432,793

Technology (1.1%):
810	Dionex Corp. (b)	38,256
930	Inter-Tel, Inc.	19,000
900	Intergraph Corp. (b)	43,218
900	Micros Systems, Inc. (b)	43,479

		143,953

Telecommunications (0.7%):
780	Audiovox Corp. (b)	10,803
1,470	C-COR, Inc. (b)	8,335
250	Golden Telecom, Inc.	6,750
670	J2 Global Communications, Inc. (b)	31,978
200	Plantronics, Inc.	5,524
1,230	Symmetricom, Inc. (b)	10,775
610	ViaSat, Inc. (b)	16,867

		91,032

Tobacco & Tobacco Products (0.2%):
560	Universal Corp.	22,613

Transportation & Shipping (2.2%):
200	Alexander & Baldwin, Inc.	10,004
860	Arkansas Best Corp.	35,466
1,020	EGL, Inc. (b)	37,883
496	Forward Air Corp.	19,071
1,835	Heartland Express, Inc.	39,104
115	Kirby Corp. (b)	6,118
1,270	Knight Transportation, Inc.	40,856
1,110	Landstar System, Inc.	47,775
400	Thor Industries, Inc.	15,328
600	Werner Enterprises, Inc.	12,282
674	Yellow Roadway Corp. (b)	31,752

		295,639

Utilities (0.3%):
670	WPS Resources Corp.	36,033

Utilities - Natural Gas (1.9%):
1,108	Energen Corp.	40,664
832	New Jersey Resources Corp.	35,368
1,100	NICOR, Inc.	44,111
860	Piedmont Natural Gas Co., Inc.	20,201
1,232	Southwestern Energy Co. (b)	41,974
1,040	UGI Corp.	22,880
1,410	WGL Holdings, Inc.	42,892

		248,090

Total Common Stocks (Cost $7,686,965)		10,384,202

Investment Companies (16.2%):
13,420	iShares Russell 2000 Index Fund	902,898
20,903	iShares S&P Smallcap 600 Index Fund	1,222,825

Total Investment Companies (Cost $1,881,380)		2,125,723

Investments in Affiliates (4.9%):
Investment Companies (4.9%):
642,570	American Performance Institutional Cash Management Fund	642,570

Total Investments in Affiliates (Cost $642,570)		642,570

Total Investments (Cost $10,210,915) (a) - 100.0%		13,152,495
Other assets in excess of liabilities - 0.0%		4,942

NET ASSETS - 100.0%		$13,157,437

(a)	Represents cost for federal income tax and financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $10,334. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$3,100,410
Unrealized depreciation	$(169,174)

Net unrealized appreciation	$2,931,236

(b)	Represents non-income producing securities.

See notes to schedule of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Notes to Schedule of Portfolio Investments

November 30, 2005

(Unaudited)

Securities Valuation:

The U.S. Treasury Fund, the Institutional U.S. Treasury Fund, the Cash Management Fund, and the Institutional Cash Management Fund, and the Institutional Tax-Free Money Market Fund (“the Money Market Funds”) have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, the Equity Fund, the Growth Equity Fund, and the Small Cap Equity Fund (“the Variable Net Asset Value Funds”) investments in securities, the principal market for which is a securities exchange are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded.

With regard to each of the above-mentioned Funds’ securities the principal market for which is not a securities exchange are valued of their latest bid quotations in such principal market. Securities and other assets for which quotations are not readily available are valued at their market value as determined pursuant to these valuation procedures established by and under the general supervision of the Board of Trustees. Short-term securities are valued at either amortized cost or original cost plus interest, which approximates market value. Repurchase agreements are valued at original cost. Open ended mutual fund investments will be valued at the most recently calculated net asset value. Closed end mutual fund investments will be valued at their market values based upon the latest available sale price.

Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through a national pricing service approved by the Board of Trustees. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.

Security Transactions and Related Income:

Security transactions are accounted for no later than the first calculation on the first business day following the trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount for both financial reporting and tax purposes. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Purchased on a When-issued Basis and Delayed Delivery Basis:

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund, and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities equal in value to

AMERICAN PERFORMANCE FUNDS

Notes to Schedule of Portfolio Investments

November 30, 2005

(Unaudited)

commitments for when-issued securities. Securities purchased on a when-issued basis or delayed delivery basis do not earn income until the settlement date.

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which the respective investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	American Performance Funds

By (Signature and Title)*	/s/ TRENT STATCZAR
Trent Statczar, Treasurer

Date	January 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ TRENT STATCZAR
Trent Statczar, Treasurer

Date	January 27, 2006

By (Signature and Title)*	/s/ JENNIFER J. HANKINS
Jennifer J. Hankins, President

Date	January 27, 2006

*	Print the name and title of each signing officer under his or her signature.